UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number      811-05059
                                                    -----------------------

                                 HighMark Funds
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                             San Francisco, CA 94104
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                            Three Embarcadero Center
                             San Francisco, CA 94111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-433-6884
                                                          --------------------

                     Date of fiscal year end: July 31, 2011
                                            --------------------

                   Date of reporting period: October 31, 2010
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 63.4%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.9%
      Carnival                                            3,655   $     157,786
      Dick's Sporting Goods *                             2,800          80,696
      Kohl's *                                            2,387         122,214
      Las Vegas Sands *                                   5,805         266,333
      NIKE, Cl B                                          2,180         177,539
      Staples                                             6,405         131,110
      Starwood Hotels & Resorts Worldwide                 2,840         153,758
      Target                                              2,610         135,564
      Tiffany & Co.                                       2,260         119,780
      Yum! Brands                                         2,450         121,422
                                                                  -------------
                                                                      1,466,202
                                                                  -------------
      CONSUMER STAPLES - 6.6%
      Altria Group                                        9,460         240,473
      Anheuser-Busch InBev NV, SP ADR                     2,140         134,606
      Kraft Foods, Cl A                                   7,570         244,284
      Mead Johnson Nutrition                              1,720         101,170
      Philip Morris International                         5,700         333,450
      Procter & Gamble                                    4,505         286,383
      Wal-Mart Stores                                     5,995         324,749
                                                                  -------------
                                                                      1,665,115
                                                                  -------------
   ENERGY - 10.2%
      BG Group PLC, SP ADR                                2,620         255,057
      Cameron International *                             4,975         217,656
      EOG Resources                                       1,510         144,537
      Exxon Mobil                                         6,915         459,640
      Occidental Petroleum                                5,160         405,731
      QEP Resources                                       6,140         202,804
      Schlumberger                                        3,720         259,991
      Suncor Energy (Canada)                             12,260         392,443
      Tenaris, ADR                                        3,620         149,977
      Ultra Petroleum *                                   1,510          62,137
                                                                  -------------
                                                                      2,549,973
                                                                  -------------
   FINANCIALS - 6.8%
      Goldman Sachs Group                                 2,755         443,417
      Greenhill & Co.                                     1,205          93,592
      Hanover Insurance Group                             8,300         375,575
      JPMorgan Chase                                     10,450         393,234
      Wells Fargo                                        14,850         387,288
                                                                  -------------
                                                                      1,693,106
                                                                  -------------
   HEALTH CARE - 5.8%
      Baxter International                                1,650          83,985
      Express Scripts *                                   3,420         165,938
      Gilead Sciences *                                   7,640         303,079
      Johnson & Johnson                                   4,615         293,837
      Merck                                               6,650         241,262
      Pfizer                                             20,477         356,300
                                                                  -------------
                                                                      1,444,401
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
      INDUSTRIAL - 8.8%
      3M                                                  3,050   $     256,871
      Danaher                                            18,390         797,390
      Deere                                               3,185         244,608
      Donaldson                                           5,160         251,395
      Emerson Electric                                    2,150         118,035
      General Electric                                    5,990          95,960
      Rockwell Collins                                    4,190         253,537
      Stericycle *                                        2,730         195,850
                                                                  -------------
                                                                      2,213,646
                                                                  -------------
   INFORMATION TECHNOLOGY - 12.9%
      Accenture, Cl A                                     2,340         104,621
      Analog Devices                                      5,670         190,909
      Apple *                                             1,510         454,314
      Autodesk *                                          3,550         128,439
      Broadcom, Cl A                                      5,360         218,366
      Cisco Systems *                                    19,605         447,582
      EMC *                                               5,410         113,664
      Google, Cl A *                                        820         502,652
      Intel                                               7,525         151,027
      Linear Technology                                   5,835         188,062
      Microsoft                                           8,460         225,374
      Oracle                                             13,490         396,606
      QUALCOMM                                            2,600         117,338
                                                                  -------------
                                                                      3,238,954
                                                                  -------------
   MATERIALS - 4.8%
      Ecolab                                              7,600         374,832
      Praxair                                             7,020         641,207
      Weyerhaeuser                                       11,104         180,107
                                                                  -------------
                                                                      1,196,146
                                                                  -------------
   UTILITIES - 1.6%
      Exelon                                              2,285          93,274
      ITC Holdings                                        1,745         109,255
      Questar                                             6,390         108,438
      Wisconsin Energy                                    1,525          90,799
                                                                  -------------
                                                                        401,766
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $12,135,032)                                          15,869,309
                                                                  -------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 14.0%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 2.3%
      Comcast
         5.700%, 07/01/19                           $   150,000         171,524
      Georgia-Pacific (A)
         5.400%, 11/01/20                                50,000          50,500
      Macy's Retail Holdings
         5.875%, 01/15/13                                50,000          53,500

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS  1

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - (CONTINUED)
      Staples
         9.750%, 01/15/14                           $    50,000   $      61,933
      Time Warner Entertainment
         8.375%, 03/15/23                               175,000         234,507
                                                                  -------------
                                                                        571,964
                                                                  -------------
   CONSUMER STAPLES - 0.4%
      Kroger
         5.500%, 02/01/13                                90,000          98,427
                                                                  -------------
   ENERGY - 2.0%
      Colorado Interstate Gas
         6.800%, 11/15/15                               112,000         133,173
      ConocoPhillips
         5.750%, 02/01/19                                50,000          59,894
      Energy Transfer Partners
         9.700%, 03/15/19                               100,000         132,043
      Enterprise Products Operating
         5.200%, 09/01/20                               150,000         164,756
                                                                  -------------
                                                                        489,866
                                                                  -------------
   FINANCIALS - 3.7%
      Bank of America, MTN
         5.650%, 05/01/18                               100,000         105,248
      GE Global Insurance
         7.750%, 06/15/30                               200,000         232,655
      JPMorgan Chase
         4.250%, 10/15/20                               100,000         100,730
         3.125%, 12/01/11                               100,000         102,958
      Lehman Brothers Holdings, MTN (B)
         5.625%, 01/24/13                               125,000          27,969
      Morgan Stanley
         6.750%, 04/15/11                               100,000         102,724
      Wachovia Capital Trust I (A)
         7.640%, 01/15/27                               100,000         102,541
      Wells Fargo
         3.000%, 12/09/11                               150,000         154,443
                                                                  -------------
                                                                        929,268
                                                                  -------------
   HEALTH CARE - 1.2%
      Boston Scientific
         6.000%, 01/15/20                                50,000          54,845
      HCA
         7.875%, 02/01/11                                40,000          40,500
      UnitedHealth Group
         5.250%, 03/15/11                               150,000         152,387
      Wellpoint
         6.000%, 02/15/14                                58,000          65,859
                                                                  -------------
                                                                        313,591
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIAL - 0.9%
      General Electric
         5.000%, 02/01/13                           $   150,000   $     162,795
      L-3 Communications
         5.875%, 01/15/15                                50,000          51,000
                                                                  -------------
                                                                        213,795
                                                                  -------------
   INFORMATION TECHNOLOGY - 0.7%
      Broadcom (A)
         2.375%, 11/01/15                                50,000          50,547
      International Business Machines
         6.500%, 01/15/28                               100,000         122,674
                                                                  -------------
                                                                        173,221
                                                                  -------------
   MATERIALS - 0.7%
      Rio Tinto Finance USA
         6.500%, 07/15/18                               100,000         122,860
      Teck Resources
         10.250%, 05/15/16                               50,000          61,750
                                                                  -------------
                                                                        184,610
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.6%
      Bell Atlantic Maryland
         8.000%, 10/15/29                                75,000          84,963
      New England Telephone & Telegraph
         7.875%, 11/15/29                                50,000          55,993
                                                                  -------------
                                                                        140,956
                                                                  -------------
   UTILITIES - 1.5%
      Duke Energy
         6.300%, 02/01/14                               100,000         114,621
      Great River Energy (A)
         4.478%, 07/01/30                                50,000          49,844
      MidAmerican Energy Holdings
         5.750%, 04/01/18                               100,000         115,888
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                               100,000         108,357
                                                                  -------------
                                                                        388,710
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $3,356,082)                                            3,504,408
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.2%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 09/01/17                                54,395          59,175
         5.000%, 10/01/20                                24,477          26,206
         4.500%, 03/01/18                                21,929          23,196
         4.500%, 05/01/19                                32,514          34,639

                                            See note to schedule of investments.

2  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA
         8.000%, 05/01/25                           $    10,723   $      12,504
         7.000%, 07/01/26                                14,429          16,467
         7.000%, 12/01/27                                14,270          16,305
         6.500%, 05/01/14                                20,416          22,381
         6.500%, 01/01/28                                15,372          17,114
         6.500%, 05/01/29                                11,024          12,474
         6.000%, 02/01/17                                59,989          65,167
         6.000%, 03/01/28                                18,453          20,574
         5.500%, 12/01/17                                60,399          65,769
         5.000%, 12/01/17                                17,831          19,192
         5.000%, 04/01/18                                89,307          96,064
         5.000%, 11/01/18                                 9,245           9,944
         4.500%, 02/01/19                                79,513          85,070
         4.500%, 05/01/19                               192,842         206,200
         4.500%, 06/01/19                                25,995          27,796
         4.000%, 09/01/18                                18,788          19,917
      FNMA, CMO REMIC Ser 2003-25, Cl CD
         3.500%, 03/25/17                                45,793          46,311
      GNMA
         7.000%, 02/15/26                                16,530          19,123
         7.000%, 10/15/27                                16,115          18,645
         7.000%, 03/15/29                                18,143          21,035
         6.500%, 05/15/28                                17,207          19,599
         6.500%, 01/15/29                                27,957          31,774
         6.000%, 04/15/29                                47,454          52,642
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
         BACKED OBLIGATIONS
         (Cost $980,742)
                                                                      1,065,283
                                                                  -------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 4.1%
--------------------------------------------------------------------------------
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                                91,050          94,978
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                               113,382         117,675
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4
         5.014%, 02/15/38                               150,000         162,008
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                               207,873         182,634
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                                 5,335           5,334
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                               100,000         108,101

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Wells Fargo Mortgage Backed Securities Trust,
         Ser 2007-7, Cl A1
         6.000%, 06/25/37                           $   190,727   $     179,449
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2003-M, Cl A1 (C)
         4.677%, 12/25/33                                35,763          36,989
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2004-2, Cl A1
         5.000%, 01/25/19                               124,124         128,455
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $1,015,361)                                            1,015,623
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 1.3%
--------------------------------------------------------------------------------
      U.S. Treasury Note
         3.000%, 09/30/16                               300,000         324,914
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $298,197)                                                324,914
                                                                  -------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 0.8%
--------------------------------------------------------------------------------
      Centerpoint Energy Transition Bond,
         Ser 2001-1, Cl A4
         5.630%, 09/15/15                                65,158          70,912
      TXU Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                               120,000         138,672
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $187,511)                                                209,584
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      Financial Select Sector SPDR ETF                    8,770         127,691
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $83,235)                                                 127,691
                                                                  -------------

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS  3

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

BALANCED FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 10.5%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 10/29/10,
         matures on 11/01/10, repurchase price
         $2,622,698 (collateralized by a
         U.S. Treasury Note obligation,
         par value $2,655,000, 0.875%,
         04/30/11, total market value
         $2,675,823)                                $ 2,622,652   $   2,622,652
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $2,622,652)                                            2,622,652
                                                                  -------------
   TOTAL INVESTMENTS - 98.8%
      (Cost $20,678,812) ++                                          24,739,464
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.2%                               296,849
                                                                  -------------
   NET ASSETS - 100.0%                                            $  25,036,313
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $20,678,812, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,338,725 AND $(278,073), RESPECTIVELY.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR RULE 144A OF THE SECURITITES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2010 WAS $253,432 AND REPRESENTED 1.0% OF NET ASSETS.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF OCTOBER 31, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $27,969, WHICH REPRESENTS 0.1% OF NET ASSETS.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2010.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
CMO    - COLLATERALIZED MORTGAGE OBLIGATION
ETF    - EXCHANGE TRADED FUND
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN    - MEDIUM TERM NOTE
PLC    - PUBLIC LIABILITY COMPANY
REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                                         LEVEL 2        LEVEL 3
                                                          TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                                           10/31/10         PRICE         INPUTS        INPUTS
                                                        -------------   ------------   -----------   ------------
   Common Stock **                                      $  15,869,309   $ 15,869,309   $        --   $         --
   Corporate Obligations                                    3,504,408             --     3,504,408             --
   U.S. Government Agency Mortgage-Backed Obligations       1,065,283             --     1,065,283             --
   Mortgage-Backed Securities                               1,015,623             --     1,015,623             --
   U.S. Treasury Obligation                                   324,914             --       324,914             --
   Asset-Backed Securities                                    209,584             --       209,584             --
   Registered Investment Company                              127,691        127,691            --             --
   Repurchase Agreement                                     2,622,652             --     2,622,652             --
                                                        -------------   ------------   -----------   ------------
Total:                                                  $  24,739,464   $ 15,997,000   $ 8,742,464   $         --
                                                        =============   ============   ===========   ============

** See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

4  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 96.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 13.2%
      American Greetings, Cl A                            8,900   $     172,393
      Ark Restaurants                                    17,300         252,580
      Big Lots *                                         11,500         360,755
      Career Education *                                  9,700         170,138
      Casual Male Retail Group *                         47,000         207,270
      Cato, Cl A                                         29,800         788,210
      Cheesecake Factory *                                7,500         218,400
      China Education Alliance * ++                      74,100         367,536
      China MediaExpress Holdings * ++                   29,900         462,254
      Destination Maternity *                             7,700         281,281
      Dorman Products *                                   7,400         270,026
      DSW, Cl A *                                        15,600         519,012
      Emerson Radio                                     212,100         434,805
      Federal-Mogul *                                    18,200         360,906
      Finish Line, Cl A                                  44,400         679,320
      Flexsteel Industries                               19,600         296,352
      Full House Resorts *                              132,200         462,700
      H&R Block                                          59,000         695,610
      Hallwood Group *                                    3,600         119,484
      Helen of Troy * ++                                  6,300         161,595
      JAKKS Pacific *                                     8,700         163,995
      Jo-Ann Stores *                                    14,300         618,475
      Jones Group                                        17,596         254,438
      LaCrosse Footwear                                  10,300         148,629
      Lifetime Brands *                                  22,400         287,616
      Motorcar Parts of America *                        33,800         341,718
      Nathan's Famous *                                  18,900         302,967
      Oxford Industries                                   6,200         142,786
      RC2 *                                               7,500         158,250
      Retail Ventures *                                   7,000          95,130
      RG Barry                                           22,000         227,480
      Saga Communications, Cl A *                           704          14,101
      Standard Motor Products                            24,500         260,435
      Sturm Ruger & Co                                   13,500         211,410
      Timberland, Cl A *                                 17,600         369,248
      Williams-Sonoma                                     7,400         239,538
                                                                  -------------
                                                                     11,116,843
                                                                  -------------
   CONSUMER STAPLES - 3.3%
      Andersons                                          18,600         732,282
      B&G Foods, Cl A                                    28,800         352,800
      CCA Industries                                      3,800          16,910
      China Sky One Medical * ++                         28,800         262,368
      Corn Products International                         5,200         221,260
      Cott * ++                                          28,200         231,240
      Inter Parfums                                       7,900         138,171
      John B. Sanfilippo & Son *                         26,900         360,998
      Oil-Dri                                             6,300         138,537
      Pantry *                                           18,100         352,045
                                                                  -------------
                                                                      2,806,611
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   ENERGY - 5.8%
      Bolt Technology *                                  39,200   $     435,512
      Cloud Peak Energy *                                22,200         385,614
      Complete Production Services *                     33,400         782,562
      Newpark Resources *                                76,600         450,408
      OYO Geospace *                                      4,200         254,562
      PrimeEnergy *                                      15,100         294,299
      REX American Resources *                           16,900         280,371
      SEACOR Holdings *                                   4,100         388,475
      Southern Union                                     30,100         756,413
      StealthGas * ++                                    73,600         352,544
      TETRA Technologies *                               35,900         350,384
      TGC Industries *                                   54,500         201,650
                                                                  -------------
                                                                      4,932,794
                                                                  -------------
   FINANCIALS - 22.6%
      1st Source                                         38,600         682,062
      Advance America Cash Advance Centers               56,090         279,889
      Agree Realty REIT                                  22,200         566,100
      Alliance Financial                                 21,900         667,293
      Allied World Assurance Company Holdings ++         14,800         846,708
      Ashford Hospitality Trust REIT *                   54,200         550,130
      B of I Holding *                                   20,100         258,486
      Bar Harbor Bankshares                               7,000         190,330
      BBVA Banco Frances SA, ADR                         26,200         315,710
      Camden National                                    11,200         383,488
      Community Bank System                               9,800         229,026
      Compass Diversified Holdings                       43,400         739,102
      Dime Community Bancshares                          25,700         374,963
      Encore Capital Group *                             18,200         369,824
      Endurance Specialty Holdings ++                    18,900         782,460
      Financial Institutions                             37,400         675,070
      First Financial                                    13,500         394,605
      Flagstone Reinsurance Holdings ++                  49,200         536,280
      Global Indemnity PLC * ++                          12,400         209,312
      Hospitality Properties Trust REIT                  12,700         289,687
      LTC Properties REIT                                29,000         807,650
      Maiden Holdings ++                                101,300         774,945
      MFA Financial REIT                                 29,600         234,136
      Mission West Properties REIT                       62,200         416,740
      Montpelier Re Holdings ++                          46,400         850,048
      Nelnet, Cl A                                       12,600         283,122
      New Hampshire Thrift Bancshares                    22,500         263,925
      One Liberty Properties REIT                        27,400         437,304
      Orrstown Financial Services                        13,500         347,625
      Platinum Underwriters Holdings ++                   6,700         288,435
      Primerica                                           8,300         175,296
      Protective Life                                    17,200         412,284
      PS Business Parks REIT                              9,200         545,192
      RenaissanceRe Holdings ++                           5,200         313,352
      Republic Bancorp, Cl A                             30,500         623,420

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS  5

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
      Resource America, Cl A                             58,300  $      359,711
      Trustmark                                          28,700         633,983
      Universal Insurance Holdings                      122,700         558,285
      Urstadt Biddle Properties, Cl A REIT               14,300         274,703
      WesBanco                                           40,600         674,366
      World Acceptance *                                 11,500         496,225
                                                                  -------------
                                                                     19,111,272
                                                                  -------------
   HEALTH CARE - 6.4%
      Five Star Quality Care *                           37,800         205,254
      Gentiva Health Services *                           8,000         186,240
      Health Net *                                       24,200         650,738
      Healthspring *                                     37,300       1,088,787
      Magellan Health Services *                          8,700         417,600
      Medicis Pharmaceutical, Cl A                       11,200         333,200
      Metropolitan Health Networks *                     40,400         171,296
      NovaMed *                                          15,600         183,300
      Par Pharmaceutical *                               23,800         773,738
      Providence Service *                               20,000         328,600
      Synergetics USA *                                  81,700         281,865
      Universal American Financial                       48,300         776,664
                                                                  -------------
                                                                      5,397,282
                                                                  -------------
   INDUSTRIAL - 18.6%
      Alaska Air Group *                                 10,300         543,840
      Applied Industrial Technologies                    27,900         848,439
      Atlas Air Worldwide Holdings *                      7,800         407,628
      Consolidated Graphics *                            16,800         782,040
      Courier                                            31,500         466,200
      DXP Enterprises *                                  17,429         331,848
      Ecology and Environment, Cl A                      30,100         405,748
      Ennis                                              37,900         683,716
      Espey Manufacturing & Electronics                  10,600         257,050
      Fly Leasing, ADR                                   39,400         513,776
      Hubbell, Cl B                                       7,400         399,748
      Intersections                                      21,400         208,008
      Kaydon                                              9,900         345,213
      LMI Aerospace *                                    12,400         202,492
      Lydall *                                            7,206          53,541
      M&F Worldwide *                                    30,500         819,840
      Miller Industries                                  42,600         573,396
      NACCO Industries, Cl A                              8,700         863,562
      NN *                                               41,100         341,952
      Oshkosh *                                          15,100         445,601
      Paragon Shipping, Cl A ++                          63,200         235,736
      Pinnacle Airlines *                                32,200         185,472
      R.R. Donnelley & Sons                              40,300         743,535
      RCM Technologies *                                 55,100         278,255
      Regal-Beloit                                       15,900         917,589
      Shaw Group *                                       12,600         385,056
      SIFCO Industries                                   31,100         424,826
      SL Industries *                                    11,300         171,647
      Sparton *                                          99,100         724,421

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
      Star Bulk Carriers ++                              88,300   $     257,836
      TAL International Group                            22,700         636,054
      Technology Research                                70,675         258,671
      Timken                                             25,300       1,047,926
                                                                  -------------
                                                                     15,760,662
                                                                  -------------
      INFORMATION TECHNOLOGY - 14.1%
      Aixtron AG, SP ADR                                  7,600         247,152
      Alliance Fiber Optic Products                      14,114         155,254
      Amtech Systems *                                   14,500         242,730
      Arrow Electronics *                                21,700         642,537
      ASM International NV * ++                          22,500         574,875
      Coherent *                                         12,100         507,716
      CSG Systems International *                        41,300         802,872
      DDi                                                49,000         503,720
      EarthLink                                          24,900         223,851
      Easylink Services International, Cl A *           126,400         480,320
      Insight Enterprises *                              50,300         760,536
      Integrated Silicon Solution *                      39,900         299,649
      Internet Initiative Japan, SP ADR                  86,800         466,116
      JA Solar Holdings, ADR *                           20,500         171,175
      Kemet *                                           115,600         432,344
      Lattice Semiconductor *                           154,100         748,926
      Loral Space & Communications *                      4,500         250,335
      Magic Software Enterprises ++                      96,100         260,431
      ManTech International, Cl A *                      19,300         756,753
      Micrel                                             19,600         233,436
      Net 1 UEPS Technologies * ++                       10,600         130,698
      Oplink Communications *                            13,500         235,980
      OPNET Technologies                                 12,300         242,433
      Richardson Electronics                             56,500         611,330
      Rimage *                                           12,100         179,443
      Saba Software *                                    36,400         216,944
      Tech Data *                                         9,100         391,209
      TransAct Technologies *                            25,500         201,705
      Vishay Intertechnology *                           83,700         945,810
                                                                  -------------
                                                                     11,916,280
                                                                  -------------
   MATERIALS - 6.9%
      Arch Chemicals                                     10,500         372,855
      Boise *                                            64,300         466,175
      Clearwater Paper *                                  4,500         363,375
      Domtar ++                                          10,500         833,280
      Ferro *                                            11,800         161,896
      Innophos Holdings                                  20,700         760,104
      KapStone Paper and Packaging *                     58,800         752,640
      Kraton Performance Polymers *                       8,900         288,894
      Minerals Technologies                               4,500         264,015
      Neenah Paper                                       19,100         293,185
      PolyOne *                                          56,400         728,688
      Quaker Chemical                                     8,400         305,928
      TPC Group *                                        10,000         274,500
                                                                  -------------
                                                                      5,865,535
                                                                  -------------

                                            See note to schedule of investments.

6  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

COGNITIVE VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES - 0.7%
      Telecom of New Zealand, SP ADR                     19,800   $     154,836
      USA Mobility                                       26,500         445,995
                                                                  -------------
                                                                        600,831
                                                                  -------------
   UTILITIES - 4.7%
      AGL Resources                                      20,600         808,756
      DPL                                                26,700         696,870
      Gas Natural                                        26,200         296,060
      Pinnacle West Capital                               6,900         284,004
      TECO Energy                                        18,200         320,138
      UGI                                                32,800         986,952
      Unisource Energy                                   16,500         578,655
                                                                  -------------
                                                                      3,971,435
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $71,392,797)
                                                                     81,479,545
                                                                  -------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 2.5%
--------------------------------------------------------------------------------
      iShares Russell 2000 Value Index
         Fund ETF                                        11,000         708,180
      iShares S&P SmallCap 600 Value
         Index Fund ETF                                  10,000         646,800
      Rydex S&P SmallCap 600
         Pure Value ETF                                  14,700         503,327
      Vanguard S&P Small-Cap 600
         Value ETF *                                      4,500         247,365
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $1,917,024)                                            2,105,672
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.3%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 10/29/10, matures on
         11/01/10, repurchase price $1,063,606,
         (collateralized by a U.S. Treasury Note
         obligation, par value $1,080,000,
         0.875%, 04/30/11, total market
         value $1,088,471)                          $ 1,063,587   $   1,063,587
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,063,587)                                            1,063,587
                                                                  -------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $74,373,408) #                                           84,648,804
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                            (103,577)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  84,545,227
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $74,373,408, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,470,096 AND $(1,194,700), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
ETF    - EXCHANGE TRADED FUND
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
S&P    - STANDARD & POOR'S
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                                         LEVEL 2       LEVEL 3
                                                          TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                                           10/31/10         PRICE        INPUTS         INPUTS
                                                        -------------   ------------   -----------   ------------
   Common Stock **                                      $  81,479,545   $ 81,479,545   $        --   $         --
   Registered Investment Companies                          2,105,672      2,105,672            --             --
   Repurchase Agreement                                     1,063,587             --     1,063,587             --
                                                        -------------   ------------   -----------   ------------
Total:                                                  $  84,648,804   $ 83,585,217   $ 1,063,587   $         --
                                                        =============   ============   ===========   ============

** See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS  7

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.3%
      Advance Auto Parts                                  6,400   $     415,872
      Harman International Industries *                   5,500         184,525
      Home Depot                                         33,695       1,040,501
      Johnson Controls                                   26,700         937,704
      Liberty Capital, Cl A *                             7,800         448,812
      Macy's                                             23,300         550,812
      McDonald's                                          6,500         505,505
      News, Cl A                                         62,700         906,642
      Priceline.com *                                       930         350,433
      Starbucks                                           6,800         193,664
      Target                                              7,200         373,968
      Wynn Resorts                                        3,500         375,095
                                                                  -------------
                                                                      6,283,533
                                                                  -------------
   CONSUMER STAPLES - 13.0%
      Coca-Cola                                          36,500       2,238,180
      Colgate-Palmolive                                  12,600         971,712
      Hansen Natural *                                   11,900         609,399
      JM Smucker                                          4,300         276,404
      Procter & Gamble                                   22,700       1,443,039
      Reynolds American                                  14,500         941,050
      Wal-Mart Stores                                    26,100       1,413,837
                                                                  -------------
                                                                      7,893,621
                                                                  -------------
   ENERGY - 9.6%
      Chevron                                            20,000       1,652,200
      Cimarex Energy                                      5,300         406,775
      ConocoPhillips                                     15,830         940,302
      Exxon Mobil                                         7,100         471,937
      Forest Oil *                                        5,900         181,307
      Halliburton                                         7,200         229,392
      Nabors Industries * ++                             36,022         752,860
      Occidental Petroleum                                3,300         259,479
      Patterson-UTI Energy                               14,300         277,563
      SEACOR Holdings *                                   5,500         521,125
      Valero Energy                                       8,000         143,600
                                                                  -------------
                                                                      5,836,540
                                                                  -------------
   FINANCIALS - 13.3%
      American Express                                   18,900         783,594
      CapitalSource                                      27,000         164,970
      Discover Financial Services                         9,200         162,380
      Duke Realty REIT                                   62,300         776,881
      Fifth Third Bancorp                                32,700         410,712
      Franklin Resources                                  2,400         275,280
      Goldman Sachs Group                                 5,010         806,359
      JPMorgan Chase                                     39,720       1,494,664
      KeyCorp                                            46,700         382,473
      Mack-Cali Realty REIT                               6,900         231,702
      Progressive                                        27,800         588,248
      Prudential Financial                                4,000         210,320
      State Street                                        6,900         288,144

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      TFS Financial                                      25,600   $     224,000
      Wells Fargo                                        49,100       1,280,528
                                                                  -------------
                                                                      8,080,255
                                                                  -------------
   HEALTH CARE - 11.2%
      Allergan                                           12,100         876,161
      Amgen *                                            21,200       1,212,428
      Baxter International                                3,300         167,970
      CIGNA                                               7,000         246,330
      Johnson & Johnson                                  15,900       1,012,353
      Medco Health Solutions *                            4,200         220,626
      Pfizer                                             68,509       1,192,057
      SXC Health Solutions *                              8,000         311,680
      UnitedHealth Group                                 31,400       1,131,970
      Zimmer Holdings *                                   9,464         448,972
                                                                  -------------
                                                                      6,820,547
                                                                  -------------
   INDUSTRIAL - 11.8%
      3M                                                  9,700         816,934
      Caterpillar                                         5,200         408,720
      Crane                                               4,700         179,822
      Deere                                               2,400         184,320
      Delta Air Lines *                                  33,900         470,871
      Dun & Bradstreet                                    6,700         498,547
      Eaton                                               6,400         568,512
      General Electric                                  103,655       1,660,553
      Joy Global                                          2,600         184,470
      Rockwell Automation                                 6,400         399,168
      Shaw Group *                                        4,800         146,688
      United Parcel Service, Cl B                        25,200       1,696,968
                                                                  -------------
                                                                      7,215,573
                                                                  -------------
   INFORMATION TECHNOLOGY - 20.7%
      Advanced Micro Devices *                           20,700         151,731
      Amdocs * ++                                         9,600         294,528
      Apple *                                             6,200       1,865,394
      Cisco Systems *                                    33,800         771,654
      Computer Sciences                                   3,200         156,960
      Corning                                            13,100         239,468
      eBay *                                             30,400         906,224
      Hewlett-Packard                                    26,600       1,118,796
      IAC/InterActiveCorp *                              55,700       1,554,030
      Intel                                              51,980       1,043,239
      International Business Machines                    13,800       1,981,680
      Lam Research *                                      5,900         270,161
      Microsoft                                          39,925       1,063,602
      Motorola *                                         20,800         169,520
      QUALCOMM                                           10,300         464,839
      SanDisk *                                           8,400         315,672
      Yahoo! *                                           13,500         222,885
                                                                  -------------
                                                                     12,590,383
                                                                  -------------

                                            See note to schedule of investments.

8  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   MATERIALS - 2.7%
      EI Du Pont de Nemours                              14,300   $     676,104
      Freeport-McMoRan Copper & Gold                      2,300         217,764
      International Flavors & Fragrances                  8,300         416,328
      Walter Energy                                       3,800         334,248
                                                                  -------------
                                                                      1,644,444
                                                                  -------------
   TELECOMMUNICATION SERVICES - 3.0%
      American Tower, Cl A *                              4,400         227,084
      AT&T                                               12,000         342,000
      tw telecom *                                       25,000         460,000
      Verizon Communications                             25,700         834,479
                                                                  -------------
                                                                      1,863,563
                                                                  -------------
   UTILITIES - 1.7%
      AGL Resources                                       9,700         380,822
      MDU Resources Group                                18,700         372,691
      NRG Energy *                                       14,100         280,731
                                                                  -------------
                                                                      1,034,244
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $56,801,082)                                          59,262,703
                                                                  -------------

--------------------------------------------------------------------------------
Description                                               Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.4%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 10/29/10, matures on
         11/01/10, repurchase price $1,461,096
         (collateralized by a U.S. Treasury Note
         obligation, par value $1,480,000,
         0.875%, 04/30/11, total market value
         $1,491,608)                                 $1,461,070   $   1,461,070
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,461,070)                                            1,461,070
                                                                  -------------
   TOTAL INVESTMENTS - 99.7%
      (Cost $58,262,152) #                                           60,723,773
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.3%                               155,250
                                                                  -------------
   NET ASSETS - 100.0%                                            $  60,879,023
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.
++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
# AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $58,262,152, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,888,070 AND $(3,426,449), RESPECTIVELY.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST
S&P   - STANDARD & POOR'S

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT OCTOBER 31, 2010 IS AS FOLLOWS:

LONG FUTURES               NUMBER OF    EXPIRATION     COUNTER-    UNREALIZED
 OUTSTANDING               CONTRACTS       DATE         PARTY     APPRECIATION**
--------------------------------------------------------------------------------
S&P 500 E-Mini                31       December 2010     GSC      $     107,004

** THE PRIMARY RISK EXPOSURE IS EQUITY CONTRACTS.

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                LEVEL 2       LEVEL 3
                                 TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                  VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                  10/31/10        PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
   Common Stock ***             $ 59,262,703   $ 59,262,703   $        --   $         --
   Repurchase Agreement            1,461,070             --     1,461,070             --
   Derivatives (1)
      Equity Contracts               107,004        107,004            --             --
                                ------------   ------------   -----------   ------------
Total:                          $ 60,830,777   $ 59,369,707   $ 1,461,070   $         --
                                ============   ============   ===========   ============

 *** See schedule of investments detail for industry breakout.

(1)   Investments in derivatives include futures contracts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                            HIGHMARK(R) FUNDS  9

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 95.6%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 3.3%
      Amazon.com *                                        5,200   $     858,728
      Comcast, Cl A                                      22,800         469,224
      Garmin ++                                           7,050         231,522
      Netflix *                                           4,000         694,000
      Priceline.com *                                     1,500         565,215
                                                                  -------------
                                                                      2,818,689
                                                                  -------------
   HEALTH CARE - 6.8%
      Alexion Pharmaceuticals *                           4,000         273,200
      Alkermes *                                         12,000         138,840
      Allscripts-Misys Healthcare Solutions *            10,000         190,900
      Amgen *                                            10,000         571,900
      Amylin Pharmaceuticals *                            5,000          65,150
      athenahealth *                                      7,000         279,790
      Baxter International                                7,000         356,300
      Biogen Idec *                                       3,000         188,130
      Bristol-Myers Squibb                                5,000         134,500
      Celgene *                                           7,000         434,490
      Cephalon *                                          5,000         332,200
      Dendreon *                                          4,000         146,000
      Endo Pharmaceuticals Holdings *                     3,000         110,220
      Genzyme *                                           3,000         216,390
      Gilead Sciences *                                   8,000         317,360
      Human Genome Sciences *                             3,000          80,640
      Illumina *                                          5,000         271,550
      Incyte *                                            5,000          83,300
      Merck                                               8,000         290,240
      Myriad Genetics *                                   4,000          79,720
      Neurocrine Biosciences *                           20,000         162,800
      NuPathe *                                          10,000          62,600
      Teva Pharmaceutical, SP ADR                         6,000         311,400
      Thermo Fisher Scientific *                          6,000         308,520
      United Therapeutics *                               5,500         330,000
      Vertex Pharmaceuticals *                            4,000         153,320
                                                                  -------------
                                                                      5,889,460
                                                                  -------------
   INDUSTRIAL - 0.5%
      GT Solar International *                           51,200         421,376
                                                                  -------------
   INFORMATION TECHNOLOGY - 84.1%
      Accenture, Cl A ++                                 22,350         999,269
      Activision Blizzard                                47,100         540,237
      Adobe Systems *                                    12,000         337,800
      Advanced Micro Devices *                           34,000         249,220
      Akamai Technologies *                               8,000         413,360
      Alcatel-Lucent, SP ADR *                           60,000         208,200
      Altera                                             15,000         468,150
      Amdocs * ++                                        23,000         705,640
      Amphenol, Cl A                                      5,900         295,767
      Analog Devices                                     18,450         621,211
      Apple *                                            20,745       6,241,548
      Applied Materials                                  35,250         435,690

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      ASML Holding ++                                    12,847    $    426,392
      Autodesk *                                         19,900         719,982
      Automatic Data Processing                          14,000         621,880
      Avnet *                                             8,590         255,810
      Baidu, SP ADR *                                     5,000         550,050
      BMC Software *                                     23,200       1,054,672
      Broadcom, Cl A                                     28,310       1,153,349
      Check Point Software Technologies * ++             25,300       1,081,575
      Cisco Systems *                                   114,940       2,624,080
      Citrix Systems *                                   12,800         820,096
      Cognizant Technology Solutions, Cl A *             25,000       1,629,750
      Computer Sciences                                   8,000         392,400
      Corning                                            45,010         822,783
      Cree *                                              5,000         256,450
      Dell *                                             31,300         450,094
      eBay *                                             37,300       1,111,913
      Electronic Arts *                                  10,550         167,217
      EMC *                                              59,970       1,259,970
      F5 Networks *                                      11,900       1,400,630
      Fiserv *                                            7,800         425,256
      Flextronics International * ++                     79,750         571,010
      Google, Cl A *                                      6,325       3,877,162
      Harris                                             10,000         451,900
      Hewlett-Packard                                    47,330       1,990,700
      IAC/InterActiveCorp *                               9,125         254,587
      Intel                                             100,120       2,009,408
      International Business Machines                    15,950       2,290,420
      Intersil, Cl A                                     23,150         303,034
      Intuit *                                            8,650         415,200
      Juniper Networks *                                 26,100         845,379
      KLA-Tencor                                         15,000         535,800
      Lam Research *                                     11,550         528,875
      Lexmark International, Cl A *                       8,000         304,240
      Linear Technology                                  12,350         398,041
      Marvell Technology Group * ++                      57,650       1,113,222
      Maxim Integrated Products                          18,700         405,042
      McAfee *                                            5,000         236,500
      Microchip Technology                               18,000         579,240
      Micron Technology *                                95,100         786,477
      Microsoft                                         139,810       3,724,538
      National Semiconductor                             39,300         538,410
      NetApp *                                           19,950       1,062,338
      Nintendo, ADR                                      17,100         549,765
      Nokia, SP ADR                                      29,000         309,720
      Novellus Systems *                                  8,000         233,680
      Nuance Communications *                            22,000         345,620
      NVIDIA *                                           33,425         402,103
      ON Semiconductor *                                 60,700         465,569
      Open Text * ++                                      7,500         331,725
      Oracle                                             93,000       2,734,200
      Paychex                                            10,100         279,770

                                            See note to schedule of investments.

10  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

ENHANCED GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      QUALCOMM                                           45,000   $   2,030,850
      Rambus *                                           13,500         266,895
      Red Hat *                                          21,700         917,042
      Research In Motion * ++                            14,780         841,721
      Riverbed Technology *                               9,850         566,769
      Salesforce.com *                                   10,750       1,247,753
      Samsung Electronics, GDR ++                         2,850         951,330
      SanDisk *                                          20,000         751,600
      SAP, ADR                                            6,300         325,899
      Seagate Technology * ++                            42,000         615,300
      Siliconware Precision Industries, ADR              53,009         295,790
      Symantec *                                         20,100         325,218
      SYNNEX *                                           12,400         360,096
      Taiwan Semiconductor
         Manufacturing, SP ADR                           51,806         565,203
      Teradata *                                          6,550         257,808
      Teradyne *                                         20,000         224,800
      Texas Instruments                                  38,700       1,144,359
      Tyco Electronics ++                                14,300         453,024
      Varian Semiconductor Equipment
         Associates *                                     9,000         294,030
      VeriSign *                                         18,400         639,400
      VMware, Cl A *                                      6,700         512,282
      Western Digital *                                  16,000         512,320
      Xilinx                                             29,300         785,533
      Yahoo! *                                           32,835         542,106
                                                                  -------------
                                                                     73,041,244
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.9%
      American Tower, Cl A *                              7,050         363,850
      Millicom International Cellular ++                  2,450         231,770
      Tele Norte Leste Participacoes, ADR                14,700         225,498
                                                                  -------------
                                                                        821,118
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $59,945,675)                                          82,991,887
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 3.1%
--------------------------------------------------------------------------------
      PowerShares QQQ                                    52,200   $   2,724,318
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,508,995)                                            2,724,318
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.3%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 10/29/10, matures on
         11/01/10, repurchase price $1,142,597
         (collateralized by a U.S. Treasury
         Note obligation, par value $1,160,000
         0.875%, 04/30/11, total market
         value $1,169,098)                          $ 1,142,577       1,142,577
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,142,577)                                            1,142,577
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $63,597,247) #                                           86,858,782
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               (35,961)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  86,822,821
                                                                  =============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $63,597,247, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $26,566,766 AND $(3,305,231), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
GDR    - GLOBAL DEPOSITARY RECEIPT
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                       LEVEL 2       LEVEL 3
                                        TOTAL FAIR      LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                         VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                                         10/31/10        PRICE        INPUTS          INPUTS
                                       ------------   ------------   -----------   ------------
   Common Stock **                     $ 82,991,887   $ 82,991,887   $        --   $         --
   Registered Investment Companies        2,724,318      2,724,318            --             --
   Repurchase Agreement                   1,142,577             --     1,142,577             --
                                       ------------   ------------   -----------   ------------
Total:                                 $ 86,858,782   $ 85,716,205   $ 1,142,577   $         --
                                       ============   ============   ===========   ============

** See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  11

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

EQUITY INCOME FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 93.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.3%
      Hillenbrand                                         4,950   $     106,376
      Limited Brands                                      9,580         281,556
      National Presto Industries                          3,310         370,488
      Newell Rubbermaid                                   5,580          98,487
      Polaris Industries                                  1,890         134,360
      Whirlpool                                           2,280         172,892
                                                                  -------------
                                                                      1,164,159
                                                                  -------------
   CONSUMER STAPLES - 3.0%
      Altria Group                                       11,370         289,026
      JM Smucker                                          2,000         128,560
                                                                  -------------
                                                                        417,586
                                                                  -------------
   ENERGY - 13.2%
      Chevron                                             4,740         391,571
      ConocoPhillips                                      4,530         269,082
      Duncan Energy Partners                              9,900         314,424
      Enbridge Energy Partners                            5,050         310,525
      Exxon Mobil                                         5,960         396,161
      Williams                                            8,630         185,718
                                                                  -------------
                                                                      1,867,481
                                                                  -------------
   FINANCIALS - 22.7%
      American Express                                    5,120         212,275
      Annaly Capital Management REIT                     17,580         311,342
      CBL & Associates Properties REIT                    7,050         110,544
      Chimera Investment REIT                            67,690         277,529
      Chubb                                               3,160         183,343
      Commerce Bancshares                                 4,210         155,096
      Goldman Sachs Group                                   660         106,227
      Home Properties REIT                                4,530         246,659
      JPMorgan Chase                                      4,810         181,000
      Macerich REIT                                       2,950         131,600
      New York Community Bancorp                          9,580         162,189
      Protective Life                                     8,530         204,464
      Rayonier REIT                                       6,840         357,048
      Trustmark                                           6,950         153,526
      U.S. Bancorp                                        9,790         236,722
      Wells Fargo                                         6,630         172,910
                                                                  -------------
                                                                      3,202,474
                                                                  -------------
   HEALTH CARE - 8.7%
      Bristol-Myers Squibb                               12,740         342,706
      Johnson & Johnson                                   4,320         275,054
      Merck                                               8,630         313,096
      Pfizer                                             17,100         297,540
                                                                  -------------
                                                                      1,228,396
                                                                  -------------
   INDUSTRIAL - 12.2%
      Baldor Electric                                     3,370         141,607
      Boeing                                              2,840         200,618
      Deluxe                                              7,790         159,228

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Eaton                                               1,900   $     168,777
      General Electric                                   20,210         323,764
      Grupo Aeroportuario del Pacifico, ADR               2,950         109,386
      HNI                                                 7,160         176,566
      R.R. Donnelley & Sons                               9,900         182,655
      Tyco International ++                               6,750         258,390
                                                                  -------------
                                                                      1,720,991
                                                                  -------------
   INFORMATION TECHNOLOGY - 8.8%
      EarthLink                                          12,000         107,880
      Intel                                               7,580         152,131
      International Business Machines                     2,740         393,464
      Jabil Circuit                                      11,370         174,416
      Microsoft                                          10,530         280,519
      Molex                                               6,740         136,822
                                                                  -------------
                                                                      1,245,232
                                                                  -------------
   MATERIALS - 5.5%
      Eastman Chemical                                    3,220         252,995
      EI Du Pont de Nemours                               5,900         278,952
      PPG Industries                                      3,260         250,042
                                                                  -------------
                                                                        781,989
                                                                  -------------
   TELECOMMUNICATION SERVICES - 7.1%
      AT&T                                               13,160         375,060
      BCE (Canada)                                        5,680         190,337
      Consolidated Communications                        16,000         296,320
      Verizon Communications                              4,320         140,270
                                                                  -------------
                                                                      1,001,987
                                                                  -------------
   UTILITIES - 4.3%
      Ameren                                              6,950         201,411
      Integrys Energy Group                               3,890         206,909
      NiSource                                           11,160         193,180
                                                                  -------------
                                                                        601,500
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $11,478,783)                                          13,231,795
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 5.7%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           803,459         803,459
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $803,459)                                                803,459
                                                                  -------------
   TOTAL INVESTMENTS - 99.5%
      (Cost $12,282,242) #                                           14,035,254
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.5%                                72,842
                                                                  -------------
   NET ASSETS - 100.0%                                            $  14,108,096
                                                                  =============

                                            See note to schedule of investments.

12  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

EQUITY INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $12,282,242, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,837,471 AND $(84,459), RESPECTIVELY.

ADR   - AMERICAN DEPOSITARY RECEIPT
REIT  - REAL ESTATE INVESTMENT TRUST
S&P   - STANDARD & POOR'S

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT OCTOBER 31, 2010 IS AS FOLLOWS:

LONG FUTURES               NUMBER OF    EXPIRATION     COUNTER-    UNREALIZED
OUTSTANDING                CONTRACTS       DATE         PARTY     APPRECIATION*
--------------------------------------------------------------------------------
S&P 500 E-Mini                13       December 2010     MCQ      $      21,703

* THE PRIMARY RISK EXPOSURE IS EQUITY CONTRACTS.
MCQ - MACQUARIE FUTURES USA INC., SUSIDIARY OF MACQUIRE GROUP LTD.

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                LEVEL 2       LEVEL 3
                                 TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                  VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                  10/31/10         PRICE        INPUTS         INPUTS
                                ------------   ------------   -----------   ------------
Investment in Securities **     $ 14,035,254   $ 14,035,254   $        --   $         --
Derivatives (1)
  Equity Contracts                    21,703         21,703            --             --
                                ------------   ------------   -----------   ------------
Total:                          $ 14,056,957   $ 14,056,957   $        --   $         --
                                ============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.
(1) Investments in derivatives include futures contracts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  13

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

FUNDAMENTAL EQUITY FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 88.9%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.4%
      Carnival                                            3,575   $     154,333
      Dick's Sporting Goods *                             2,930          84,443
      Kohl's *                                            2,509         128,461
      Las Vegas Sands *                                   5,800         266,104
      NIKE, Cl B                                          2,045         166,545
      Staples                                             6,120         125,276
      Starwood Hotels & Resorts Worldwide                 2,875         155,653
      Target                                              2,730         141,796
      Tiffany & Co.                                       2,254         119,462
      Yum! Brands                                         2,440         120,926
                                                                  -------------
                                                                      1,462,999
                                                                  -------------
   CONSUMER STAPLES - 9.6%
      Altria Group                                        9,210         234,118
      Anheuser-Busch InBev NV, SP ADR                     2,200         138,380
      Kraft Foods, Cl A                                   7,770         250,738
      Mead Johnson Nutrition                              1,640          96,465
      Philip Morris International                         5,958         348,543
      Procter & Gamble                                    4,470         284,158
      Wal-Mart Stores                                     5,975         323,666
                                                                  -------------
                                                                      1,676,068
                                                                  -------------
   ENERGY - 14.2%
      BG Group PLC, SP ADR                                2,455         238,994
      Cameron International *                             5,279         230,956
      EOG Resources                                       1,400         134,008
      Exxon Mobil                                         6,817         453,126
      Occidental Petroleum                                4,881         383,793
      QEP Resources                                       5,840         192,895
      Schlumberger                                        3,612         252,443
      Suncor Energy (Canada)                             11,309         362,001
      Tenaris, ADR                                        3,566         147,739
      Ultra Petroleum *                                   1,487          61,190
                                                                  -------------
                                                                      2,457,145
                                                                  -------------
   FINANCIALS - 9.6%
      Goldman Sachs Group                                 2,774         446,475
      Greenhill & Co.                                     1,140          88,544
      Hanover Insurance Group                             8,168         369,602
      JPMorgan Chase                                     10,330         388,718
      Wells Fargo                                        14,665         382,463
                                                                  -------------
                                                                      1,675,802
                                                                  -------------
   HEALTH CARE - 8.1%
      Baxter International                                1,640          83,476
      Express Scripts *                                   3,430         166,424
      Gilead Sciences *                                   7,340         291,178
      Johnson & Johnson                                   4,295         273,463
      Merck                                               6,625         240,355
      Pfizer                                             20,168         350,923
                                                                  -------------
                                                                      1,405,819
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 12.4%
      3M                                                  3,205   $     269,925
      Danaher                                            17,598         763,049
      Deere                                               3,007         230,938
      Donaldson                                           4,990         243,113
      Emerson Electric                                    2,079         114,137
      General Electric                                    5,840          93,557
      Rockwell Collins                                    4,035         244,158
      Stericycle *                                        2,650         190,111
                                                                  -------------
                                                                      2,148,988
                                                                  -------------
   INFORMATION TECHNOLOGY - 17.8%
      Accenture, Cl A ++                                  2,180          97,468
      Analog Devices                                      5,420         182,491
      Apple *                                             1,605         482,896
      Autodesk *                                          3,410         123,374
      Broadcom, Cl A                                      5,205         212,052
      Cisco Systems *                                    15,178         346,514
      EMC *                                               5,170         108,622
      Google, Cl A *                                        781         478,745
      Intel                                               7,697         154,479
      Linear Technology                                   5,607         180,714
      Microsoft                                           8,122         216,370
      Oracle                                             13,078         384,493
      QUALCOMM                                            2,600         117,338
                                                                  -------------
                                                                      3,085,556
                                                                  -------------
   MATERIALS - 6.6%
      Ecolab                                              7,310         360,529
      Praxair                                             6,587         601,657
      Weyerhaeuser                                       11,086         179,815
                                                                  -------------
                                                                      1,142,001
                                                                  -------------
   UTILITIES - 2.2%
      Exelon                                              2,147          87,641
      ITC Holdings                                        1,639         102,617
      Questar                                             5,840          99,104
      Wisconsin Energy                                    1,495          89,011
                                                                  -------------
                                                                        378,373
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $13,409,190)                                          15,432,751
                                                                  -------------

                                            See note to schedule of investments.

14  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

FUNDAMENTAL EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 8.4%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         1,328,037   $   1,328,037
      Financial Select Sector SPDR ETF                    8,353         121,620
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $1,432,881)                                            1,449,657
                                                                  -------------
   TOTAL INVESTMENTS - 97.3%
      (Cost $14,842,071) #                                           16,882,408
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 2.7%                               471,573
                                                                  -------------
   NET ASSETS - 100.0%                                            $  17,353,981
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT OCTOBER 31, 2010 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $14,842,071, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,378,276 AND $(337,939), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
ETF    - EXCHANGE TRADED FUND
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                                         LEVEL 2        LEVEL 3
                                                          TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                                           10/31/10         PRICE         INPUTS        INPUTS
                                                        -------------   ------------   -----------   ------------
Investment in Securities **                             $  16,882,408   $ 16,882,408   $        --   $         --
                                                        =============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  15

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

GENEVA MID CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 20.7%
      Chipotle Mexican Grill *                           31,985   $   6,723,567
      Coach                                             113,960       5,698,000
      Deckers Outdoor *                                  65,225       3,789,572
      Dick's Sporting Goods *                           186,505       5,375,074
      LKQ *                                             174,185       3,786,782
      O'Reilly Automotive *                             121,865       7,129,103
      Panera Bread, Cl A *                               68,615       6,141,729
      Strayer Education                                  18,040       2,522,533
      Tractor Supply                                    162,345       6,428,862
      Urban Outfitters *                                123,930       3,813,326
                                                                  -------------
                                                                     51,408,548
                                                                  -------------
   CONSUMER STAPLES - 1.7%
      Church & Dwight                                    63,850       4,204,522
                                                                  -------------
                                                                      4,204,522
                                                                  -------------
   ENERGY - 7.9%
      Concho Resources *                                 52,110       3,578,394
      FMC Technologies *                                 84,875       6,119,488
      Oceaneering International *                        54,685       3,383,361
      Oil States International *                         73,970       3,781,346
      Range Resources                                    77,220       2,887,256
                                                                  -------------
                                                                     19,749,845
                                                                  -------------
   FINANCIALS - 3.9%
      Affiliated Managers Group *                        44,940       3,847,313
      Eaton Vance                                        84,550       2,432,503
      IntercontinentalExchange *                         30,385       3,490,325
                                                                  -------------
                                                                      9,770,141
                                                                  -------------
   HEALTH CARE - 11.8%
      Cerner *                                           61,720       5,420,868
      CR Bard                                            35,580       2,957,410
      DENTSPLY International                             80,680       2,532,545
      IDEXX Laboratories *                               80,655       4,836,074
      ResMed *                                          165,475       5,273,688
      SXC Health Solutions *                             57,605       2,244,291
      Varian Medical Systems *                           95,750       6,053,315
                                                                  -------------
                                                                     29,318,191
                                                                  -------------
   INDUSTRIAL - 23.2%
      AMETEK                                             98,680       5,333,654
      CH Robinson Worldwide                              81,975       5,777,598
      Copart *                                          114,585       3,879,848
      Expeditors International of Washington            126,810       6,259,342
      Fastenal                                          103,745       5,340,793
      Flowserve                                          54,300       5,430,000
      IDEX                                               86,165       3,108,833
      IHS, Cl A *                                        77,895       5,627,135
      Knight Transportation                             153,460       2,742,330
      Lincoln Electric Holdings                          41,055       2,453,447
      Roper Industries                                   83,580       5,802,959
      Stericycle *                                       84,890       6,090,009
                                                                  -------------
                                                                     57,845,948
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 27.3%
      Akamai Technologies *                             103,505   $   5,348,103
      Amphenol, Cl A                                    117,160       5,873,231
      ANSYS *                                           117,490       5,316,422
      Citrix Systems *                                   84,195       5,394,374
      Cognizant Technology Solutions, Cl A *            108,700       7,086,153
      Dolby Laboratories, Cl A *                         50,460       3,112,373
      F5 Networks *                                      43,235       5,088,760
      FactSet Research Systems                           57,800       5,073,684
      Fiserv *                                           58,085       3,166,794
      FLIR Systems *                                    125,580       3,496,147
      Intuit *                                          134,035       6,433,680
      MICROS Systems *                                  134,880       6,122,203
      Red Hat *                                          45,450       1,920,717
      Trimble Navigation *                              127,435       4,567,270
                                                                  -------------
                                                                     67,999,911
                                                                  -------------
   MATERIALS - 1.8%
      Sigma-Aldrich                                      70,040       4,441,937
                                                                  -------------
                                                                      4,441,937
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $168,457,442)                                        244,739,043
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.8%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         4,350,051       4,350,051
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $4,350,051)                                            4,350,051
                                                                  -------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $172,807,493) ++                                        249,089,094
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                            (205,200)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 248,883,894
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $172,807,493, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $78,961,336 AND $(2,679,735), RESPECTIVELY.

CL    - CLASS

                                            See note to schedule of investments.

16  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

GENEVA MID CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                                         LEVEL 2        LEVEL 3
                                                          TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                                           10/31/10         PRICE         INPUTS        INPUTS
                                                        -------------   ------------   -----------   ------------
Investments in Securities **                            $ 249,089,094   $249,089,094   $        --   $         --
                                                        -------------   ------------   -----------   ------------

** See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  17

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 94.4%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 15.9%
      Dick's Sporting Goods *                             5,980   $     172,344
      Grand Canyon Education *                            6,005         112,954
      hhgregg *                                           9,055         208,627
      Hibbett Sports *                                    8,450         227,728
      LKQ *                                               8,335         181,203
      Monro Muffler Brake                                 6,900         329,406
      Panera Bread, Cl A *                                1,955         174,992
      Ulta Salon, Cosmetics & Fragrance *                 7,875         241,684
      WMS Industries *                                    6,065         264,616
                                                                  -------------
                                                                      1,913,554
                                                                  -------------
   CONSUMER STAPLES - 1.7%
      Treehouse Foods *                                   4,400         205,480
                                                                  -------------
   ENERGY - 6.9%
      Brigham Exploration *                              11,665         246,015
      Dril-Quip *                                         3,035         209,719
      SM Energy                                           4,815         200,689
      Whiting Petroleum *                                 1,755         176,272
                                                                  -------------
                                                                        832,695
                                                                  -------------
   FINANCIALS - 2.9%
      Affiliated Managers Group *                         2,330         199,471
      Eaton Vance                                         5,230         150,467
                                                                  -------------
                                                                        349,938
                                                                  -------------
   HEALTH CARE - 21.0%
      Dionex *                                            2,875         256,536
      Haemonetics *                                       2,500         136,625
      HMS Holdings *                                      4,310         259,074
      IDEXX Laboratories *                                2,530         151,699
      Meridian Bioscience                                10,520         240,803
      MWI Veterinary Supply *                             2,845         162,734
      Neogen *                                            8,710         291,088
      NuVasive *                                          4,285         112,267
      Onyx Pharmaceuticals *                              3,620          97,125
      PAREXEL International *                             9,455         203,283
      Quality Systems                                     3,045         195,672
      SXC Health Solutions *                              6,325         246,422
      Techne                                              2,760         168,139
                                                                  -------------
                                                                      2,521,467
                                                                  -------------
   INDUSTRIAL - 18.7%
      Acuity Brands                                       5,605         280,642
      Allegiant Travel                                    4,110         193,540
      Badger Meter                                        4,865         202,043
      CIRCOR International                                4,600         161,368
      Donaldson                                           4,080         198,778
      Genesee & Wyoming, Cl A *                           6,610         305,580
      Kaydon                                              6,360         221,773
      Knight Transportation                               5,860         104,718
      Marten Transport                                    5,870         124,679
      Middleby *                                          3,190         238,165
      RBC Bearings *                                      6,235         207,750
                                                                  -------------
                                                                      2,239,036
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 24.6%
      Acme Packet *                                       5,635   $     222,864
      Blackboard *                                        5,575         232,700
      Bottomline Technologies *                          11,725         211,285
      Concur Technologies *                               5,175         267,134
      Constant Contact *                                  7,615         175,145
      Digital River *                                     5,290         197,105
      DTS *                                               6,035         240,193
      FactSet Research Systems                            2,355         206,722
      Interactive Intelligence *                          9,840         243,146
      Riverbed Technology *                               7,615         438,167
      Tyler Technologies *                               11,670         238,185
      Ultimate Software Group *                           6,870         284,281
                                                                  -------------
                                                                      2,956,927
                                                                  -------------
   MATERIALS - 2.7%
      Balchem                                            10,562         322,775
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $9,344,561)                                           11,341,872
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 6.1%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           357,242         357,242
      iShares Russell 2000 Growth Index Fund              4,800         374,784
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $735,258)                                                732,026
                                                                  -------------
   TOTAL INVESTMENTS - 100.5%
      (Cost $10,079,819) ++                                          12,073,898
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.5)%                             (54,673)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  12,019,225
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $10,079,819, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,093,726 AND $(99,647), RESPECTIVELY.

CL    - CLASS

                                            See note to schedule of investments.

18  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                                         LEVEL 2        LEVEL 3
                                                          TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                                           10/31/10         PRICE         INPUTS        INPUTS
                                                        -------------   ------------   -----------   ------------
Investments in Securities **                            $  12,073,898   $ 12,073,898   $        --   $         --
                                                        =============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  19

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.7%
--------------------------------------------------------------------------------
   AUSTRALIA - 1.5%
      Australia & New Zealand Banking Group              30,000   $     729,077
      BHP Billiton                                       15,000         615,939
      Challenger Financial Services Group (A)           200,000         901,183
      Coca-Cola Amatil                                   50,000         596,054
      Kingsgate Consolidated (A)                         70,000         687,740
                                                                  -------------
                                                                      3,529,993
                                                                  -------------
   BELGIUM - 3.8%
      Ageas                                             450,000       1,383,527
      Agfa-Gevaert * (A)                                 60,000         349,901
      Anheuser-Busch InBev NV                            42,000       2,632,563
      Bekaert                                             4,000       1,218,945
      Belgacom                                           13,000         510,056
      D' Ieteren                                          1,000         544,893
      Delhaize Group                                      6,000         419,129
      Dexia * (A)                                       104,761         466,437
      Nyrstar                                            40,000         589,013
      Umicore                                            20,000         941,419
                                                                  -------------
                                                                      9,055,883
                                                                  -------------
   BERMUDA - 0.5%
      Catlin Group                                       70,000         391,120
      Seadrill (A)                                       25,000         757,265
                                                                  -------------
                                                                      1,148,385
                                                                  -------------
   BRAZIL - 1.7%
      Banco do Brasil                                    60,000       1,161,677
      Companhia de Bebidas das Americas
         (AmBev), ADR (A)                                 5,000         696,200
      Petroleo Brasileiro, ADR                           27,000         921,240
      Vale, SP ADR                                       42,000       1,349,880
                                                                  -------------
                                                                      4,128,997
                                                                  -------------
   CANADA - 1.0%
      Barrick Gold                                       10,000         481,616
      Royal Bank of Canada (A)                           12,000         639,945
      SXC Health Solutions *                             16,000         624,689
      Talisman Energy                                    30,000         543,877
                                                                  -------------
                                                                      2,290,127
                                                                  -------------
   CHINA - 0.3%
      China Construction Bank, Cl H                     800,000         762,716
                                                                  -------------

   COLOMBIA - 1.3%
      Bancolombia, SP ADR (A)                            31,000       2,090,950
      Ecopetrol, SP ADR * (A)                            20,000         954,800
                                                                  -------------
                                                                      3,045,750
                                                                  -------------
   FRANCE - 6.6%
      AXA                                                44,311         806,675
      BNP Paribas                                        25,058       1,832,730
      Carrefour                                          12,000         647,692
      Casino Guichard-Perrachon                           6,000         563,682
      Christian Dior                                      9,000       1,302,106

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FRANCE - (CONTINUED)
      Compagnie Generale des Etablissements
         Michelin, Cl B                                   5,000   $     397,709
      Dassault Systemes                                   7,000         536,918
      France Telecom                                     35,000         841,035
      L'Oreal                                             5,000         587,065
      Lafarge                                            17,000         971,510
      Sanofi-Aventis                                     20,000       1,396,819
      Schneider Electric                                  8,000       1,135,715
      Total                                              30,000       1,630,294
      Valeo *                                            12,000         645,019
      Veolia Environnement                               30,000         881,223
      Vinci                                              18,000         961,517
      Vivendi                                            25,000         713,128
                                                                  -------------
                                                                     15,850,837
                                                                  -------------
   GERMANY - 12.3%
      Adidas                                             15,000         978,511
      Aixtron (A)                                        20,000         652,758
      Allianz                                            18,000       2,255,731
      BASF                                               30,000       2,182,912
      Bayer                                              25,000       1,865,719
      Bayerische Motoren Werke                           12,000         860,304
      Bilfinger Berger                                   10,000         728,333
      Celesio                                            24,000         572,200
      Daimler *                                          40,000       2,640,538
      Deutsche Bank                                      20,000       1,152,974
      Deutsche Post                                      35,000         652,758
      Deutsche Telekom                                   50,000         724,436
      E.ON                                               40,000       1,252,627
      Hannover Rueckversicherung                         12,000         607,107
      Henkel AG & Co. KGaA                               14,000         825,787
      Infineon Technologies *                           100,000         787,207
      Lanxess                                            20,000       1,391,808
      Linde                                               6,000         863,895
      Merck KGaA                                          9,000         749,697
      Metro                                              10,000         700,915
      Muenchener
         Rueckversicherungs-Gesellschaft                  7,000       1,094,587
      Rheinmetall                                         8,000         576,320
      RWE                                                21,000       1,505,240
      SAP                                                15,000         782,266
      Siemens                                            27,000       3,084,469
                                                                  -------------
                                                                     29,489,099
                                                                  -------------
   HONG KONG - 4.4%
      Cathay Pacific Airways                            220,000         591,776
      Cheung Kong Holdings                               50,000         761,168
      China Mobile                                       50,000         509,273
      CLP Holdings                                      100,000         812,772
      CNOOC                                             400,000         828,770
      Esprit Holdings                                   100,000         538,623
      Johnson Electric Holdings                       1,200,000         631,640
      Link REIT                                         250,000         770,843
      Midland Holdings                                  700,000         702,596

                                            See note to schedule of investments.

20  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HONG KONG - (CONTINUED)
      Sino Land                                         350,000   $     730,592
      SJM Holdings                                    1,000,000       1,486,212
      Swire Pacific, Cl A                                50,000         709,563
      VTech Holdings                                     40,000         416,191
      Wharf Holdings                                    180,000       1,182,003
                                                                  -------------
                                                                     10,672,022
                                                                  -------------
   HUNGARY - 0.8%
      MOL Hungarian Oil and Gas *                         7,500         797,272
      OTP Bank Nyrt *                                    35,000       1,039,976
                                                                  -------------
                                                                      1,837,248
                                                                  -------------
   INDIA - 1.3%
      Axis Bank                                          20,000         662,262
      Hindalco Industries                               150,000         710,748
      Infosys Technologies, SP ADR (A)                   10,000         674,400
      Oil & Natural Gas                                  15,000         440,310
      Tata Motors, SP ADR (A)                            25,000         703,000
                                                                  -------------
                                                                      3,190,720
                                                                  -------------
   INDONESIA - 1.0%
      Bank Rakyat Indonesia Tbk                         600,000         765,315
      Gajah Tunggal Tbk                               2,400,000         624,336
      Perusahaan Gas Negara                           1,200,000         543,776
      Semen Gresik (Persero) Tbk                        500,000         548,252
                                                                  -------------
                                                                      2,481,679
                                                                  -------------
   IRELAND - 0.3%
      Experian                                           70,000         813,758
                                                                  -------------
   ISRAEL - 0.9%
      Bank Leumi Le-Israel * ^                          120,000         552,187
      Bezeq Israeli Telecommunication ^                 240,000         630,936
      Teva Pharmaceutical Industries ^                   21,000       1,089,085
                                                                  -------------
                                                                      2,272,208
                                                                  -------------
   ITALY - 0.9%
      Enel SpA                                          120,000         685,187
      Intesa Sanpaolo                                   200,000         703,559
      Mediaset SpA                                      100,000         737,658
                                                                  -------------
                                                                      2,126,404
                                                                  -------------
   JAPAN - 13.5%
      Aisin Seiki                                        20,000         628,060
      Ajinomoto                                          60,000         572,636
      Asahi Glass                                        50,000         480,303
      Asahi Kasei                                       120,000         705,356
      Bridgestone                                        30,000         537,964
      Canon                                              20,000         924,568
      Chubu Electric Power                               25,000         632,534
      Chuo Mitsui Trust Holdings                        130,000         470,113
      Daicel Chemical Industries                         80,000         556,729
      Daito Trust Construction                           10,000         603,952
      Eisai                                              15,000         515,969

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   JAPAN - (CONTINUED)
      Fuji Heavy Industries                             100,000   $     692,183
      FUJI OIL                                           50,000         718,901
      FUJIFILM Holdings                                  16,000         533,864
      Fujitsu                                           120,000         820,181
      Hitachi                                           120,000         542,811
      Honda Motor                                        20,000         729,961
      Itochu                                            100,000         877,346
      Japan Retail Fund Investment REIT                     500         781,036
      Kao                                                20,000         507,767
      KDDI                                                  100         538,710
      KURARAY                                            50,000         716,416
      Marubeni                                          100,000         628,806
      Miraca Holdings                                    12,000         431,863
      Mitsubishi                                         35,000         841,618
      Mitsubishi Electric                                80,000         750,590
      Mitsui                                             45,000         707,406
      Mitsui OSK Lines                                   80,000         512,986
      Mizuho Financial Group                            400,000         581,583
      Nippon Electric Glass                              50,000         644,340
      Nissan Motor                                      140,000       1,235,243
      Nitto Denko                                        25,000         935,131
      ORIX                                                9,000         820,927
      OTSUKA                                             10,000         635,019
      SANKYU                                            120,000         504,039
      Sega Sammy Holdings                                40,000         653,163
      Softbank                                           30,000         965,577
      Sony                                               15,000         501,429
      Sumitomo                                           60,000         760,532
      Sumitomo Electric                                  50,000         638,126
      Sumitomo Mitsui Financial Group                    25,000         749,348
      Sumitomo Trust & Banking                          100,000         548,030
      Takeda Pharmaceutical                              13,000         609,047
      TOKIO Marine Holdings                              20,000         563,688
      Tokyo Electric Power                               20,000         478,439
      Tokyo Gas                                         150,000         706,474
      Toyota Motor                                       22,000         781,633
      YAMADA DENKI                                        7,000         454,952
      Yamaha Motor *                                     40,000         614,390
                                                                  -------------
                                                                     32,341,739
                                                                  -------------
   LUXEMBOURG - 0.3%
      Tenaris                                            32,000         663,614
                                                                  -------------
   NETHERLANDS - 2.4%
      AEGON *                                           100,000         633,829
      CSM                                                30,000         949,909
      ING Groep *                                        60,000         640,510
      Koninklijke Ahold                                  40,000         552,826
      Koninklijke DSM                                    12,000         641,679
      Koninklijke Philips Electronics                    25,000         756,100
      Royal Dutch Shell, Cl B                            50,000       1,601,157
                                                                  -------------
                                                                      5,776,010
                                                                  -------------

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  21

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   NORWAY - 1.6%
      Austevoll Seafood                                  60,000   $     438,480
      DnB NOR                                            50,000         686,405
      Statoil                                            30,000         655,158
      Telenor                                            40,000         645,084
      TGS Nopec Geophysical                              50,000         866,544
      Yara International                                 10,000         525,902
                                                                  -------------
                                                                      3,817,573
                                                                  -------------
   PHILIPPINES - 2.4%
      Aboitiz Power                                   1,500,000         957,113
      DMCI Holdings                                   1,399,600       1,242,788
      Megaworld                                      20,000,000       1,190,144
      Metropolitan Bank & Trust                         600,000       1,092,748
      Philippine Long Distance Telephone                 20,000       1,245,002
                                                                  -------------
                                                                      5,727,795
                                                                  -------------
   SINGAPORE - 2.8%
      DBS Group Holdings                                100,000       1,073,940
      First Resources                                   640,000         623,039
      Keppel Land                                       200,000         684,540
      Neptune Orient Lines *                            400,000         661,361
      OSIM International                                800,000         716,990
      Oversea-Chinese Banking                           100,000         696,129
      SembCorp Industries                               160,000         566,175
      Singapore Airlines                                 44,000         537,804
      StarHub                                           320,000         655,180
      UOL Group                                         160,000         562,466
                                                                  -------------
                                                                      6,777,624
                                                                  -------------
   SOUTH KOREA - 4.1%
      Hanjin Shipping *                                  20,000         554,543
      Honam Petrochemical                                 4,000         881,582
      Hynix Semiconductor *                              25,000         514,330
      Hyundai Motor                                       5,000         755,388
      Kia Motors                                         20,000         798,045
      Korea Zinc                                          3,000         755,832
      LG Display                                         15,000         513,219
      LG Electronics                                      5,000         440,347
      POSCO                                               1,500         615,863
      Samsung Electronics                                 2,500       1,655,188
      Samsung Engineering                                 6,000         957,121
      Shinhan Financial Group                            25,000         967,563
      Woori Finance Holdings                             40,000         502,999
                                                                  -------------
                                                                      9,912,020
                                                                  -------------
   SPAIN - 0.8%
      Banco Santander                                    80,000       1,027,822
      Red Electrica                                       9,000         452,136
      Telefonica                                         20,000         540,022
                                                                  -------------
                                                                      2,019,980
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   SWEDEN - 6.0%
      Alfa Laval                                         35,000   $     606,768
      Atlas Copco, Cl A                                  40,000         835,972
      Boliden                                            35,000         594,193
      Castellum                                          60,000         785,520
      Electrolux, Ser B                                  40,000         970,111
      Hennes & Mauritz, Cl B                             35,000       1,233,448
      Nordea Bank                                       100,000       1,101,106
      Saab, Cl B                                         30,000         468,887
      Scania, Cl B                                       25,000         531,465
      Skandinaviska Enskilda Banken, Cl A               100,000         774,741
      SKF, Cl B                                          25,000         645,618
      Svenska Cellulosa, Cl B                            50,000         775,490
      Svenska Handelsbanken, Cl A                        30,000         980,890
      Tele2, Cl B                                        65,000       1,430,464
      Telefonaktiebolaget LM Ericsson, Cl B             120,000       1,318,632
      Trelleborg, Cl B                                   80,000         753,932
      Volvo, Cl B *                                      50,000         677,056
                                                                  -------------
                                                                     14,484,293
                                                                  -------------
   SWITZERLAND - 4.4%
      ABB                                                30,000         621,310
      Clariant *                                         50,000         845,486
      Credit Suisse Group                                20,000         826,178
      Nestle                                             45,000       2,464,814
      Novartis                                           35,000       2,029,114
      Roche Holding                                      10,000       1,468,421
      Swatch Group                                        1,600         611,514
      Swiss Life Holding                                  5,000         612,266
      UBS *                                              30,000         507,901
      Zurich Financial Services                           2,598         636,002
                                                                  -------------
                                                                     10,623,006
                                                                  -------------
   THAILAND - 1.4%
      Banpu, NVDR                                        60,000       1,549,033
      Charoen Pokphand Foods, NVDR                      900,000         699,466
      Krung Thai Bank, NVDR                           2,000,000       1,127,418
                                                                  -------------
                                                                      3,375,917
                                                                  -------------
   TURKEY - 3.4%
      Arcelik ^                                         150,000         819,354
      Tupras Turkiye Petrol Rafinerileri ^               30,000         797,630
      Turk Hava Yollari Anonim Ortakligi * ^            228,571         938,246
      Turk Telekomunikasyon ^                           200,000         934,168
      Turkiye Garanti Bankasi ^                         250,000       1,509,120
      Turkiye Halk Bankasi * ^                          120,000       1,192,033
      Turkiye Is Bankasi, Cl C ^                        450,000       1,992,526
                                                                  -------------
                                                                      8,183,077
                                                                  -------------

                                            See note to schedule of investments.

22  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UNITED KINGDOM - 17.0%
      Amlin                                              70,000   $     456,063
      Anglo American                                     20,000         931,932
      AstraZeneca                                        38,085       1,909,804
      BAE Systems                                        90,000         497,100
      Barclays                                          300,000       1,320,023
      BBA Aviation                                      150,000         484,553
      BG Group                                           40,000         779,067
      BHP Billiton                                       35,000       1,241,388
      BP                                                350,000       2,387,996
      British American Tobacco                           47,170       1,798,882
      Britvic                                            70,000         541,085
      BT Group                                          400,000         985,130
      Centrica                                          121,875         648,745
      Compass Group                                     110,000         901,567
      Croda International                                60,000       1,382,515
      GlaxoSmithKline                                   124,044       2,426,896
      HSBC Holdings                                     168,000       1,747,353
      Imperial Tobacco Group                             30,000         960,935
      Inmarsat                                           40,000         417,895
      Investec                                           50,000         399,148
      John Wood Group                                   180,000       1,256,089
      Johnson Matthey                                    20,000         613,383
      Micro Focus International                         100,000         611,781
      Old Mutual                                        250,000         520,366
      Pearson                                            50,000         764,726
      Petrofac                                           90,000       2,109,826
      Provident Financial                                30,000         374,952
      Prudential                                         60,000         606,172
      Reckitt Benckiser Group                            18,000       1,006,890
      Rentokil Initial *                                300,000         476,381
      Rio Tinto                                          25,000       1,616,780
      Rolls-Royce Group *                                70,000         726,269
      Rolls-Royce Group, Cl C * ^                     4,480,000           7,179
      RSA Insurance Group                               250,000         524,773
      Standard Chartered                                 70,000       2,025,141
      Tesco                                              90,000         615,570
      Unilever                                           60,000       1,729,586
      Vodafone Group                                    550,385       1,497,932
      WH Smith                                          120,000         931,419
      WPP Group                                          60,000         697,988
                                                                  -------------
                                                                     40,931,280
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $188,372,304)                                        237,329,754
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   RIGHTS - 0.1%
--------------------------------------------------------------------------------
   BELGIUM - 0.0%
      Agfa-Gevaert Rights,
         Expire 11/4/10 * (A)                            60,000   $      20,126
                                                                  -------------
   SPAIN - 0.0%
      Banco Santander Rights,
         Expire 11/1/10 *                                80,000              --
                                                                  -------------
   UNITED KINGDOM - 0.1%
      Standard Chartered Rights,
         Expire 11/5/10 *                                 8,750          73,678
                                                                  -------------
         TOTAL RIGHTS
         (Cost $--)                                                      93,804
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 3.9%
--------------------------------------------------------------------------------
      Bank of America (B)
         0.210%, dated 10/29/10, matures on
         11/01/10 repurchase price $2,000,035
         (collateralized by a U.S. Agency
         obligation, par value $1,955,276,
         4.00%, 10/20/40, total market value
         $2,040,000)                                $ 2,000,000       2,000,000
      Credit Suisse Securities (USA)
         0.210%, dated 10/29/10, matures on
         11/01/10, repurchase price $2,089,589
         (collateralized by a U.S. Treasury
         Note obligation, par value $2,115,000,
         0.875% 04/30/11, total market
         value $2,131,588)                            2,089,552       2,089,552
      HSBC Securities (B)
         0.220%, dated 10/29/10, matures on
         11/01/10, repurchase price $1,409,876
         (collateralized by various corporate
         obligations, ranging in par value from
         $250,000 - $1,000,000,
         1.750% - 4.750%, 05/16/11 - 04/20/15,
         total market value $1,439,071)               1,409,850       1,409,850
      HSBC Securities (B)
         0.370%, dated 10/29/10, matures on
         11/01/10, repurchase price $2,400,074
         (collateralized by a mortgage obligation,
         par value $2,758,701, 0.446%, 04/15/37,
         total market value $2,641,269)               2,400,000       2,400,000

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  23

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      JPMorgan Chase & Co. (B)
         0.350%, dated 10/29/10, matures on
         11/01/10, repurchase price $1,500,044,
         (collateralized by various corporate
         obligations, ranging in par value from
         $75,000 - $4,000,000, 2.375% - 6.375%,
         05/15/12 - 06/21/20, total market
         value $1,576,071)                          $ 1,500,000   $   1,500,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $9,399,402)                                            9,399,402
                                                                  -------------
   TOTAL INVESTMENTS - 102.7%
      (Cost $197,771,706) ++                                        246,822,960
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (2.7)%                          (6,453,057)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 240,369,903
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2010 IS $10,462,464.

++ AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $197,771,706, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $53,507,377 AND $(4,456,123), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2010 IS $7,090,220.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
EUR    - EUROPEAN EURO
NVDR   - NON VOTING DEPOSITARY RECEIPT
REIT   - REAL ESTATE INVESTMENT TRUST
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPA    - STANDBY PURCHASE AGREEMENT

                                 FUND SECTORS+++

                                                                       % OF
SECTOR                                                               PORTFOLIO
Financials .......................................................    24.9%
Industrial .......................................................    13.1%
Consumer Discretionary ...........................................    11.6%
Materials ........................................................    10.7%
Consumer Staples .................................................     9.1%
Energy ...........................................................     8.2%
Health Care ......................................................     6.7%
Telecommunication Services .......................................     5.5%
Information Technology ...........................................     5.2%
Utilities ........................................................     4.0%
Repurchase Agreement .............................................     0.9%
Rights ...........................................................     0.1%

+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+++ Excludes securities purchased with cash collateral received from securities lending.

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                           LEVEL 2        LEVEL 3
                                         TOTAL FAIR        LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                          VALUE AT         QUOTED        OBSERVABLE    UNOBSERVABLE
                                          10/31/10          PRICE          INPUTS         INPUTS
                                        -------------   -------------   ------------   ------------
Common Stock
   Australia                            $   3,529,993   $   3,529,993   $         --   $         --
   Belgium                                  9,055,883       9,055,883             --             --
   Bermuda                                  1,148,385       1,148,385             --             --
   Brazil                                   4,128,997       4,128,997             --             --
   Canada                                   2,290,127       2,290,127             --             --
   China                                      762,716         762,716             --             --
   Colombia                                 3,045,750       3,045,750             --             --
   France                                  15,850,837      15,850,837             --             --
   Germany                                 29,489,099      29,489,099             --             --
   Hong Kong                               10,672,022      10,672,022             --             --
   Hungary                                  1,837,248       1,837,248             --             --
   India                                    3,190,720       3,190,720             --             --
   Indonesia                                2,481,679       2,481,679             --             --
   Ireland                                    813,758         813,758             --             --
   Israel                                   2,272,208              --      2,272,208             --
   Italy                                    2,126,404       2,126,404             --             --
   Japan                                   32,341,739      32,341,739             --             --
   Luxembourg                                 663,614         663,614             --             --
   Netherlands                              5,776,010       5,776,010             --             --

                                            See note to schedule of investments.

24  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

                                                                           LEVEL 2        LEVEL 3
                                         TOTAL FAIR        LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                          VALUE AT         QUOTED        OBSERVABLE    UNOBSERVABLE
                                          10/31/10          PRICE          INPUTS         INPUTS
                                        -------------   -------------   ------------   ------------
Common Stock (continued)
   Norway                               $   3,817,573   $   3,817,573   $         --   $         --
   Phillipines                              5,727,795       5,727,795             --             --
   Singapore                                6,777,624       6,777,624             --             --
   South Korea                              9,912,020       9,912,020             --             --
   Spain                                    2,019,980       2,019,980             --             --
   Sweden                                  14,484,293      14,484,293             --             --
   Switzerland                             10,623,006      10,623,006             --             --
   Thailand                                 3,375,917       3,375,917             --             --
   Turkey                                   8,183,077              --      8,183,077             --
   United Kingdom                          40,931,280      40,924,101             --          7,179
                                        -------------   -------------   ------------   ------------
Total Common Stocks                       237,329,754     226,867,290     10,455,285          7,179
                                        -------------   -------------   ------------   ------------
Rights
   Belgium                                     20,126              --         20,126             --
   Spain                                           --              --             --             --
   United Kingdom                              73,678              --         73,678             --
                                        -------------   -------------   ------------   ------------
Total Rights                                   93,804              --         93,804             --
                                        -------------   -------------   ------------   ------------
Repurchase Agreement                        9,399,402              --      9,399,402             --
                                        -------------   -------------   ------------   ------------
Total:                                  $ 246,822,960   $ 226,867,290   $ 19,948,491   $      7,179
                                        =============   =============   ============   ============

THE FOLLOWING IS A RECONCILIATION OF LEVEL 3 HOLDINGS FOR WHICH SIGNIFICANT UNOBSERVABLE INPUTS WERE USED IN DETERMINING FAIR VALUE AS OF OCTOBER 31, 2010:

                                         TOTAL FAIR     INVESTMENTS IN
                                            VALUE         SECURITIES
                                        -------------   --------------
Common Stock
   Value, Beginning of period           $          --   $           --
   Transfers in and/or out of Level 3           7,179            7,179
                                        -------------   --------------
Value, end of period                    $       7,179   $        7,179
                                        =============   ==============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  25

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 94.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 11.0%
      Carnival                                           20,322   $     877,301
      Dick's Sporting Goods *                            16,820         484,752
      Kohl's *                                           13,198         675,738
      Las Vegas Sands *                                  36,492       1,674,253
      NIKE, Cl B                                         15,142       1,233,164
      Staples                                            38,044         778,761
      Starwood Hotels & Resorts Worldwide                24,073       1,303,312
      Target                                             19,160         995,170
      Tiffany & Co.                                      17,409         922,677
      Yum! Brands                                        18,555         919,586
                                                                  -------------
                                                                      9,864,714
                                                                  -------------
   CONSUMER STAPLES - 9.8%
      Anheuser-Busch InBev NV, SP ADR                    11,762         739,830
      Coca-Cola                                          42,407       2,600,397
      Kraft Foods, Cl A                                  20,595         664,601
      Mead Johnson Nutrition                              9,055         532,615
      Philip Morris International                        43,499       2,544,692
      Wal-Mart Stores                                    32,479       1,759,387
                                                                  -------------
                                                                      8,841,522
                                                                  -------------
   ENERGY - 8.0%
      BG Group PLC, SP ADR                               13,452       1,309,552
      Cameron International *                            20,670         904,312
      Occidental Petroleum                               21,405       1,683,075
      QEP Resources                                      16,078         531,056
      Schlumberger                                       29,957       2,093,695
      Suncor Energy (Canada)                             22,154         709,150
                                                                  -------------
                                                                      7,230,840
                                                                  -------------
   FINANCIALS - 5.4%
      Goldman Sachs Group                                10,126       1,629,780
      Greenhill & Co.                                     6,377         495,302
      Hanover Insurance Group                            41,537       1,879,549
      JPMorgan Chase                                     21,766         819,055
                                                                  -------------
                                                                      4,823,686
                                                                  -------------
   HEALTH CARE - 8.1%
      Baxter International                                8,880         451,992
      Express Scripts *                                  18,435         894,466
      Gilead Sciences *                                  41,350       1,640,355
      Johnson & Johnson                                  31,633       2,014,073
      Merck                                              38,210       1,386,259
      Mylan *                                            44,660         907,491
                                                                  -------------
                                                                      7,294,636
                                                                  -------------
   INDUSTRIAL - 13.8%
      3M                                                 21,816       1,837,344
      Danaher                                            55,826       2,420,615
      Deere                                              15,982       1,227,418
      Donaldson                                          31,089       1,514,656

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Emerson Electric                                   11,562   $     634,754
      Expeditors International of Washington             41,971       2,071,689
      Rockwell Collins                                   22,934       1,387,736
      Stericycle *                                       18,794       1,348,282
                                                                  -------------
                                                                     12,442,494
                                                                  -------------
   INFORMATION TECHNOLOGY - 29.9%
      Accenture, Cl A ++                                 13,160         588,384
      Analog Devices                                     31,884       1,073,534
      Apple *                                            18,112       5,449,357
      ARM Holdings PLC, SP ADR                           35,230         622,866
      Autodesk *                                         19,919         720,669
      Broadcom, Cl A                                     26,690       1,087,351
      Cisco Systems *                                   171,160       3,907,583
      EMC *                                              30,518         641,183
      Google, Cl A *                                      6,916       4,239,439
      Intel                                              52,155       1,046,751
      Linear Technology                                  44,004       1,418,249
      Microsoft                                          53,369       1,421,750
      Oracle                                             98,666       2,900,780
      QUALCOMM                                           39,847       1,798,295
                                                                  -------------
                                                                     26,916,191
                                                                  -------------
   MATERIALS - 6.6%
      Ecolab                                             46,015       2,269,460
      Praxair                                            30,176       2,756,276
      Weyerhaeuser                                       57,915         939,381
                                                                  -------------
                                                                      5,965,117
                                                                  -------------
   UTILITIES - 1.6%
      ITC Holdings                                        9,622         602,433
      Questar                                            15,968         270,977
      Wisconsin Energy                                    8,657         515,438
                                                                  -------------
                                                                      1,388,848
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $68,311,335)                                          84,768,048
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 5.6%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         5,052,117       5,052,117
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $5,052,117)                                            5,052,117
                                                                  -------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $73,363,452) #                                           89,820,165
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                               217,857
                                                                  -------------
   NET ASSETS - 100.0%                                            $  90,038,022
                                                                  =============

                                            See note to schedule of investments.

26  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $73,363,452, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $17,379,409 AND $(922,696), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
ARM    - ADJUSTABLE RATE MORTGAGE
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                           LEVEL 2        LEVEL 3
                                         TOTAL FAIR        LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                          VALUE AT         QUOTED        OBSERVABLE    UNOBSERVABLE
                                          10/31/10          PRICE          INPUTS         INPUTS
                                        -------------   -------------   ------------   ------------
Investments in Securities **            $  89,820,165   $  89,820,165   $         --   $         --
                                        =============   =============   ============   ============

** See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  27

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.4%
      Autoliv ++                                         19,300   $   1,376,090
      Cooper Tire & Rubber                               57,200       1,121,692
      H&R Block                                          61,500         725,085
      Office Depot *                                    229,400       1,030,006
      Pulte Group *                                      98,300         771,655
      Time Warner Cable                                  41,350       2,392,924
      Viacom, Cl B                                       31,250       1,205,937
                                                                  -------------
                                                                      8,623,389
                                                                  -------------
   CONSUMER STAPLES - 8.7%
      Altria Group                                       77,900       1,980,218
      Archer-Daniels-Midland                             31,900       1,062,908
      CVS Caremark                                       62,150       1,871,958
      Heineken, ADR                                      77,150       1,948,038
      Kraft Foods, Cl A                                 100,000       3,227,000
                                                                  -------------
                                                                     10,090,122
                                                                  -------------
   ENERGY - 13.5%
      Apache                                             19,750       1,995,145
      BP PLC, SP ADR                                     98,750       4,031,963
      Chevron                                            46,500       3,841,365
      CONSOL Energy                                      34,000       1,249,840
      Pride International *                              78,000       2,364,960
      Williams                                          100,000       2,152,000
                                                                  -------------
                                                                     15,635,273
                                                                  -------------
   FINANCIALS - 24.6%
      ACE ++                                             31,800       1,889,556
      Annaly Capital Management REIT                     69,800       1,236,158
      Bank of America                                   387,300       4,430,712
      Bank of New York Mellon                            38,250         958,545
      Berkshire Hathaway, Cl B *                         22,850       1,817,946
      CIT Group *                                        34,200       1,481,886
      Goldman Sachs Group                                11,850       1,907,257
      Hanover Insurance Group                            53,500       2,420,875
      JPMorgan Chase                                     65,600       2,468,528
      MetLife                                            47,150       1,901,560
      MGIC Investment *                                 207,000       1,825,740
      Moody's                                            76,200       2,061,972
      Wells Fargo                                       161,150       4,202,792
                                                                  -------------
                                                                     28,603,527
                                                                  -------------
   HEALTH CARE - 13.0%
      Baxter International                               24,550       1,249,595
      Boston Scientific *                               295,850       1,887,523

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Merck                                             100,000   $   3,628,000
      Pfizer                                            283,450       4,932,030
      UnitedHealth Group                                 95,650       3,448,182
                                                                  -------------
                                                                     15,145,330
                                                                  -------------
   INDUSTRIAL - 14.1%
      Avis Budget Group *                                56,750         658,868
      Cooper Industries, Cl A ++                         22,400       1,174,208
      CSX                                                10,350         636,008
      General Electric                                  121,600       1,948,032
      Harsco                                             38,750         898,225
      Honeywell International                            34,900       1,644,139
      Jardine Matheson Holdings, ADR                     35,300       1,588,500
      Northrop Grumman                                   16,000       1,011,360
      Schindler Holding AG, COP (Switzerland)            24,250       2,599,842
      Siemens AG, SP ADR                                  8,600         983,066
      Tyco International ++                              41,100       1,573,308
      United Technologies                                22,400       1,674,848
                                                                  -------------
                                                                     16,390,404
                                                                  -------------
   INFORMATION TECHNOLOGY - 8.3%
      Hewlett-Packard                                    28,650       1,205,019
      Intel                                              75,550       1,516,289
      Microsoft                                         105,000       2,797,200
      Nokia, SP ADR                                      98,550       1,052,514
      Texas Instruments                                  65,000       1,922,050
      Western Union                                      64,550       1,136,080
                                                                  -------------
                                                                      9,629,152
                                                                  -------------
   MATERIALS - 5.1%
      Crown Holdings *                                   34,700       1,116,993
      Rio Tinto, SP ADR                                  36,200       2,357,344
      Vulcan Materials                                   31,000       1,131,810
      Weyerhaeuser                                       77,328       1,254,260
                                                                  -------------
                                                                      5,860,407
                                                                  -------------
   TELECOMMUNICATION SERVICES - 3.5%
      Sprint Nextel *                                   286,100       1,178,732
      Vodafone Group PLC, SP ADR                        106,000       2,916,060
                                                                  -------------
                                                                      4,094,792
                                                                  -------------
   UTILITIES - 1.1%
      Questar                                            75,500       1,281,235
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $117,480,643)                                        115,353,631
                                                                  -------------

                                            See note to schedule of investments.

28  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.8%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 10/29/10, matures on
         11/01/10, repurchase price $987,616
         (collaterized by a U.S. Treasury Note
         obligation, par value $1,000,000,
         0.875%, 04/30/11, total market
         value $1,007,843)                          $   987,599   $     987,599
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $987,599)                                                987,599
                                                                  -------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $118,468,242) #                                         116,341,230
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%
                                                                        (94,909)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 116,246,321
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $118,468,242, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,718,898 AND $(8,845,910), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
COP    - CERTIFICATES OF PARTICIPATION
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                           LEVEL 2        LEVEL 3
                                         TOTAL FAIR        LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                          VALUE AT         QUOTED        OBSERVABLE    UNOBSERVABLE
                                          10/31/10          PRICE          INPUTS         INPUTS
                                        -------------   -------------   ------------   ------------
   Common Stock **                      $ 115,353,631   $ 115,353,631   $         --   $         --
   Repurchase Agreement                       987,599              --        987,599             --
                                        -------------   -------------   ------------   ------------
Total:                                  $ 116,341,230   $ 115,353,631   $    987,599   $         --
                                        =============   =============   ============   ============

**    See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  29

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.1%+
--------------------------------------------------------------------------------
   HEALTH CARE - 16.7%
      Amgen *                                            55,220   $   3,158,032
      AstraZeneca PLC, SP ADR                            55,220       2,786,401
      Biogen Idec *                                      55,220       3,462,846
      Boston Scientific *                                55,220         352,304
      Bristol-Myers Squibb                               55,220       1,485,418
      CONMED *                                           55,220       1,215,392
      Genzyme *                                          55,220       3,983,019
      Kinetic Concepts *                                 55,220       2,100,017
      Life Technologies *                                55,220       2,770,940
      Medtronic                                          55,220       1,944,296
      Novartis AG, ADR                                   55,220       3,199,999
      St. Jude Medical *                                 55,220       2,114,926
      Thermo Fisher Scientific *                         55,220       2,839,412
      Valeant Pharmaceuticals
         International (Canada)                          55,220       1,524,624
      ViroPharma *                                       55,220         903,399
                                                                  -------------
                                                                     33,841,025
                                                                  -------------

   INDUSTRIAL - 5.5%
      Goodrich                                           55,220       4,531,905
      Lockheed Martin                                    55,220       3,936,634
      Raytheon                                           55,220       2,544,538
                                                                  -------------
                                                                     11,013,077
                                                                  -------------

   INFORMATION TECHNOLOGY - 75.9%
      Adobe Systems *                                    55,220       1,554,443
      Agilent Technologies *                             55,220       1,921,656
      Altera                                             55,220       1,723,416
      Amdocs * ++                                        55,220       1,694,150
      Amphenol, Cl A                                     55,220       2,768,179
      Analog Devices                                     55,220       1,859,258
      Apple *                                            55,220      16,614,041
      Applied Materials                                  55,220         682,519
      Arris Group *                                      55,220         514,098
      Autodesk *                                         55,220       1,997,860
      Automatic Data Processing                          55,220       2,452,872
      BMC Software *                                     55,220       2,510,301
      Broadcom, Cl A                                     55,220       2,249,663
      CA                                                 55,220       1,281,656
      Check Point Software Technologies * ++             55,220       2,360,655
      Ciena *                                            55,220         767,006
      Cisco Systems *                                    55,220       1,260,673
      Citrix Systems *                                   55,220       3,537,945
      Computer Sciences                                  55,220       2,708,541
      Compuware *                                        55,220         552,752
      Comtech Telecommunications                         55,220       1,701,880
      Corning                                            55,220       1,009,422
      Cypress Semiconductor *                            55,220         778,602
      Dell *                                             55,220         794,064
      Digital River *                                    55,220       2,057,497
      DST Systems                                        55,220       2,389,369
      eBay *                                             55,220       1,646,108

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      EMC *                                              55,220   $   1,160,172
      Emulex *                                           55,220         629,508
      F5 Networks *                                      55,220       6,499,394
      Harmonic *                                         55,220         385,436
      Harris                                             55,220       2,495,392
      Hewlett-Packard                                    55,220       2,322,553
      Intel                                              55,220       1,108,265
      InterDigital *                                     55,220       1,853,735
      International Business Machines                    55,220       7,929,592
      Ixia *                                             55,220         864,193
      j2 Global Communications *                         55,220       1,455,047
      JDS Uniphase *                                     55,220         580,362
      Juniper Networks *                                 55,220       1,788,576
      KLA-Tencor                                         55,220       1,972,458
      Lam Research *                                     55,220       2,528,524
      Linear Technology                                  55,220       1,779,741
      LSI *                                              55,220         289,353
      McAfee *                                           55,220       2,611,906
      MEMC Electronic Materials *                        55,220         707,920
      Microsoft                                          55,220       1,471,061
      Motorola *                                         55,220         450,043
      National Semiconductor                             55,220         756,514
      NetApp *                                           55,220       2,940,465
      Nokia, SP ADR                                      55,220         589,750
      Novell *                                           55,220         327,455
      Novellus Systems *                                 55,220       1,612,976
      Open Text (Canada) *                               55,220       2,442,381
      Oracle                                             55,220       1,623,468
      Parametric Technology *                            55,220       1,185,573
      Polycom *                                          55,220       1,865,332
      Progress Software *                                55,220       2,063,571
      QLogic *                                           55,220         970,215
      QUALCOMM                                           55,220       2,492,079
      RealNetworks *                                     55,220         165,660
      Red Hat *                                          55,220       2,333,597
      Salesforce.com *                                   55,220       6,409,385
      SanDisk *                                          55,220       2,075,168
      SAP, SP ADR                                        55,220       2,856,531
      Seagate Technology * ++                            55,220         808,973
      Standard Microsystems *                            55,220       1,333,011
      Symantec *                                         55,220         893,460
      Synopsys *                                         55,220       1,412,528
      Tellabs                                            55,220         376,600
      Teradata *                                         55,220       2,173,459
      Teradyne *                                         55,220         620,673
      Tessera Technologies *                             55,220       1,089,491
      Texas Instruments                                  55,220       1,632,855
      VASCO Data Security International *                55,220         441,208
      VeriSign *                                         55,220       1,918,895
      Websense *                                         55,220       1,111,026
      Western Digital *                                  55,220       1,768,144
      Xerox Corp                                         55,220         646,074

                                            See note to schedule of investments.

30  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Xilinx                                             55,220   $   1,480,448
      Yahoo! *                                           55,220         911,682
                                                                  -------------
                                                                    153,600,504
                                                                  -------------

   TELECOMMUNICATION SERVICES - 1.0%
      Telephone and Data Systems                         55,220       1,923,313
                                                                  -------------

      TOTAL COMMON STOCK
         (Cost $138,045,630)                                        200,377,919
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.9%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         1,826,370       1,826,370
                                                                  -------------

      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,826,370)                                            1,826,370
                                                                  -------------

   TOTAL INVESTMENTS - 100.0%
      (Cost $139,872,000) #                                         202,204,289
                                                                  -------------

   OTHER ASSETS & LIABILITIES, NET - 0.0%                                68,555
                                                                  -------------

   NET ASSETS - 100.0%                                            $ 202,272,844
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $139,872,000, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $74,201,232 AND $(11,868,943), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT OCTOBER 31, 2010 IS AS FOLLOWS:

LONG FUTURES                  NUMBER OF   EXPIRATION   COUNTER-     UNREALIZED
OUTSTANDING                   CONTRACTS      DATE       PARTY     APPRECIATION**
--------------------------------------------------------------------------------
NASDAQ 100                                 December
   E-mini                        45          2010        MCQ      $       51,090

** THE PRIMARY RISK EXPOSURE IS EQUITY CONTRACTS.

MCQ - MACQUARIE FUTURES USA INC., SUSIDIARY OF MACQUIRE GROUP LTD.

"ARCHIPELAGO(R)", "ARCA(R)", "ARCAEX(R)", "NYSE(R)", "NYSE ARCASM" AND "NYSE ARCA TECH 100SM" ARE TRADEMARKS OF THE NYSE GROUP, INC. AND ARCHIPELAGO HOLDINGS, INC. AND HAVE BEEN LICENSED FOR USE BY HIGHMARK FUNDS. NYSE ARCA TECH 100 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY ARCHIPELAGO HOLDINGS, INC. OR BY NYSE GROUP, INC. NEITHER ARCHIPELAGO HOLDINGS, INC. NOR NYSE GROUP, INC. MAKES ANY REPRESENTATION OR WARRANTY REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY, NYSE ARCA TECH 100 INDEX FUND PARTICULARLY OR THE ABILITY OF NYSE ARCA TECH 100 INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE.

ARCHIPELAGO HOLDINGS, INC. ("ARCA") MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                     LEVEL 2        LEVEL 3
                                      TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                       VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                       10/31/10         PRICE         INPUTS         INPUTS
                                    -------------   ------------   -----------   ------------
Investment in Securities ***         $202,204,289   $202,204,289   $        --   $         --
Derivatives (1)
  Equity Contracts                         51,090         51,090            --             --
                                     ------------   ------------   -----------   ------------
Total:                               $202,255,379   $202,255,379   $        --   $         --
                                     ============   ============   ===========   ============

*** See schedule of investments detail for industry and security type breakouts.
(1) Investments in derivatives include futures contracts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  31

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.6%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 12.8%
      AFC Enterprises *                                  25,000         317,750
      American Axle & Manufacturing Holdings *           23,500         216,670
      Biglari Holdings *                                    300         100,017
      Columbia Sportswear                                10,400         543,400
      Cracker Barrel Old Country Store                    6,600         355,674
      Dillard's, Cl A                                     6,000         153,060
      Harte-Hanks                                        14,400         173,952
      HOT Topic                                          18,300         104,859
      Oxford Industries                                  10,600         244,118
      Perry Ellis International *                         3,700          83,176
      Red Robin Gourmet Burgers *                         4,100          83,230
      Sonic *                                            15,900         141,192
      Standard Pacific *                                 17,500          63,525
      Tenneco *                                           3,100         101,122
      Timberland, Cl A *                                 15,200         318,896
      Volcom *                                            5,600          96,152
      Warnaco Group *                                     3,100         164,641
                                                                  -------------
                                                                      3,261,434
                                                                  -------------

   CONSUMER STAPLES - 1.5%
      Spectrum Brands Holdings *                          3,700         104,895
      United Natural Foods *                              4,900         175,224
      USANA Health Sciences *                             2,100          92,232
                                                                  -------------
                                                                        372,351
                                                                  -------------

   ENERGY - 4.8%
      Basic Energy Services *                             9,100         100,646
      Complete Production Services *                     21,200         496,716
      Goodrich Petroleum *                               11,800         160,952
      ION Geophysical *                                  33,200         162,348
      Swift Energy *                                      5,500         175,175
      Western Refining *                                 19,900         132,335
                                                                  -------------
                                                                      1,228,172
                                                                  -------------

   FINANCIALS - 18.9%
      1st United Bancorp *                               14,600          87,892
      Agree Realty REIT                                   5,200         132,600
      BioMed Realty Trust REIT                           11,800         216,530
      Brookline Bancorp                                   6,600          64,284
      CBL & Associates Properties REIT                   17,000         266,560
      Cohen & Steers                                     14,200         355,994
      Colonial Properties Trust REIT                      9,700         173,921
      Cousins Properties REIT                            11,579          85,800
      Developers Diversified Realty REIT                 13,700         176,730
      Employers Holdings                                  4,400          71,236
      Extra Space Storage REIT                           35,200         570,240
      Financial Engines *                                 6,400          94,272
      First Cash Financial Services *                     4,100         119,187
      First Interstate BancSystem                        22,900         296,784
      Infinity Property & Casualty                        2,300         119,025
      Investors Bancorp *                                 6,400          76,800
      LaBranche *                                        24,000          78,000
      Navigators Group *                                  7,500         344,775

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Nelnet, Cl A                                        6,900   $     155,043
      Parkway Properties REIT                            13,500         210,060
      Platinum Underwriters Holdings ++                   1,700          73,185
      Prosperity Bancshares                               4,100         127,469
      Sierra Bancorp                                     11,500         119,715
      Solar Capital                                       3,700          82,584
      Sovran Self Storage REIT                            4,500         175,815
      Trustmark                                           9,600         212,064
      United Bankshares                                   3,400          90,848
      Westamerica Bancorporation                          4,400         220,088
                                                                  -------------
                                                                      4,797,501
                                                                  -------------

   HEALTH CARE - 14.8%
      Accretive Health *                                  7,800          84,084
      Alkermes *                                          5,200          60,164
      AMERIGROUP *                                        8,500         354,705
      CardioNet *                                        13,700          69,870
      Centene *                                           9,700         216,504
      CONMED *                                            7,800         171,678
      Cyberonics *                                        6,600         181,566
      Genoptix *                                          5,000          85,100
      Healthspring *                                      6,800         198,492
      InterMune *                                         8,400         110,376
      Magellan Health Services *                          1,700          81,600
      Medicis Pharmaceutical, Cl A                        7,500         223,125
      Medidata Solutions *                               16,000         298,080
      Medivation *                                       14,100         162,855
      Molina Healthcare *                                 5,600         145,152
      Nabi Biopharmaceuticals *                          29,000         142,390
      Omeros *                                            9,500          76,190
      Osiris Therapeutics *                              14,100         103,635
      Par Pharmaceutical *                                5,900         191,809
      Savient Pharmaceuticals *                           8,200         101,762
      Sirona Dental Systems *                             6,300         237,195
      STERIS                                              6,900         236,118
      ViroPharma *                                       13,400         219,224
                                                                  -------------
                                                                      3,751,674
                                                                  -------------

   INDUSTRIAL - 15.4%
      AAR *                                               5,800         127,832
      Actuant, Cl A                                      17,800         399,966
      Administaff                                         5,400         141,534
      Alaska Air Group *                                  4,600         242,880
      AMERCO *                                            1,600         131,712
      American Railcar Industries *                       7,100         109,411
      American Reprographics *                           16,300         116,056
      AO Smith                                            1,500          84,045
      APAC Customer Services *                           10,900          66,163
      Applied Industrial Technologies                     5,400         164,214
      Atlas Air Worldwide Holdings *                      3,600         188,136
      Barnes Group                                        3,600          65,484
      Blount International *                             10,100         151,500

                                            See note to schedule of investments.

32  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      CDI                                                 8,700   $     124,671
      Consolidated Graphics *                             3,200         148,960
      Deluxe                                              8,100         165,564
      Encore Wire                                         3,600          74,736
      Force Protection *                                 58,200         326,502
      GeoEye *                                            1,500          66,405
      Granite Construction                                4,100          99,138
      Knoll                                              20,700         314,019
      Ladish *                                            3,500         111,965
      Layne Christensen *                                 3,300          92,202
      RSC Holdings *                                      8,300          67,064
      Sauer-Danfoss *                                     2,900          64,119
      Sykes Enterprises *                                 5,500          91,355
      United Stationers *                                 3,100         174,220
                                                                  -------------
                                                                      3,909,853
                                                                  -------------

   INFORMATION TECHNOLOGY - 22.2%
      Acxiom *                                           10,700         187,785
      Anaren *                                            7,700         128,821
      ATMI *                                             12,800         226,176
      Benchmark Electronics *                            26,100         428,823
      BigBand Networks *                                 22,000          65,340
      Blackbaud                                           2,700          68,553
      Cognex                                              2,300          61,410
      Comtech Telecommunications                          2,300          70,886
      Diodes *                                            7,100         156,058
      Energy Conversion Devices *                        17,800          80,278
      Fair Isaac                                          3,600          86,544
      Infinera *                                          5,300          43,407
      Internet Capital Group *                           21,000         262,290
      Kenexa *                                           10,000         182,900
      LogMeIn *                                           2,900         115,217
      Manhattan Associates *                             16,100         495,558
      MicroStrategy, Cl A *                               1,400         126,882
      Monolithic Power Systems *                         13,000         208,910
      OmniVision Technologies *                           5,300         143,789
      Stamps.com *                                        9,900         158,004
      STEC *                                             15,200         237,120
      Take-Two Interactive Software *                     8,000          85,280
      TeleTech Holdings *                                20,800         315,744
      TIBCO Software *                                   43,000         826,460
      ValueClick *                                       15,900         218,784
      VeriFone Systems *                                 12,300         416,109
      Wright Express *                                    3,000         113,130
      Zoran *                                            16,100         113,988
                                                                  -------------
                                                                      5,624,246
                                                                  -------------
   MATERIALS - 4.0%
      AEP Industries *                                    2,500          60,925
      Century Aluminum *                                  7,000          94,640
      Domtar ++                                           2,400         190,464
      Innospec * ++                                       6,300         106,659

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   MATERIALS - (CONTINUED)
      Kraton Performance Polymers *                       6,000   $     194,760
      Metals USA Holdings *                               6,900          82,455
      Minerals Technologies                               2,200         129,074
      Molycorp *                                          2,300          81,420
      Rockwood Holdings *                                 2,400          81,408
                                                                  -------------
                                                                      1,021,805
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.2%
      Alaska Communications Systems Group                 7,600          76,228
      Neutral Tandem *                                   15,500         226,610
                                                                  -------------
                                                                        302,838
                                                                  -------------
   UTILITIES - 2.0%
      Nicor                                               5,700         271,491
      NorthWestern                                        2,700          80,379
      Portland General Electric                           7,300         152,570
                                                                  -------------
                                                                        504,440
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $20,370,266)                                          24,774,314
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.2%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 10/29/10, matures on
         11/01/10, repurchase price $548,426,
         (collateralized by a U.S. Treasury
         Note obligation, par value $560,000,
         0.875%, 04/30/11, total market
         value $564,392)                             $  548,416         548,416
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $548,416)                                                548,416
                                                                  -------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $20,918,682) #                                           25,322,730
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                                50,226
                                                                  -------------
   NET ASSETS - 100.0%                                            $  25,372,956
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $20,918,682, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,305,349 AND $(901,301), RESPECTIVELY.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  33

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONCLUDED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT OCTOBER 31, 2010 IS AS FOLLOWS:

LONG FUTURES                  NUMBER OF   EXPIRATION   COUNTER-     UNREALIZED
OUTSTANDING                   CONTRACTS      DATE       PARTY     APPRECIATION**
--------------------------------------------------------------------------------
Russell 2000                               December
   Mini Index Futures            11          2010        GSC      $       15,298

** THE PRIMARY RISK EXPOSURE IS EQUITY CONTRACTS.

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                                         LEVEL 2        LEVEL 3
                                                          TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                                           10/31/10         PRICE         INPUTS         INPUTS
                                                        -------------   ------------   -----------   ------------
   Common Stocks ***                                    $  24,774,314   $ 24,774,314   $        --   $         --
   Repurchase Agreement                                       548,416             --       548,416             --
   Derivatives (1)
      Equity Contracts                                         15,298         15,298            --             --
                                                        -------------   ------------   -----------   ------------
Total:                                                  $  25,338,028   $ 24,789,612   $   548,416   $         --
                                                        =============   ============   ===========   ============

*** See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

34  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.9%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 11.7%
      American Greetings, Cl A (A)                       37,400   $     724,438
      Arctic Cat * (A)                                   31,782         423,018
      Big Lots * (A)                                     12,300         385,851
      Blyth                                               7,100         284,852
      Bob Evans Farms                                    26,300         754,810
      Cabela's * (A)                                     43,200         800,928
      Callaway Golf (A)                                  42,300         291,024
      Cooper Tire & Rubber                               33,600         658,896
      Cracker Barrel Old Country Store (A)                4,700         253,283
      Journal Communications, Cl A *                     70,900         326,849
      National Presto Industries (A)                      3,800         425,334
      O'Charleys *                                       31,500         236,250
      RadioShack (A)                                     22,600         454,938
      Rent-A-Center (A)                                  16,000         402,240
      Ruby Tuesday * (A)                                 59,300         717,530
      Scholastic (A)                                     22,200         653,790
      Stage Stores                                       61,800         823,794
                                                                  -------------
                                                                      8,617,825
                                                                  -------------

   CONSUMER STAPLES - 5.3%
      Cal-Maine Foods (A)                                11,800         341,846
      Chiquita Brands International * (A)                23,900         317,153
      Corn Products International                        15,700         668,035
      Del Monte Foods                                    63,700         913,458
      Fresh Del Monte Produce * ++ (A)                   31,200         690,456
      Nash Finch (A)                                      6,200         259,780
      Universal                                          16,600         687,904
                                                                  -------------
                                                                      3,878,632
                                                                  -------------
   ENERGY - 5.9%
      Allis-Chalmers Energy *                            34,400         176,816
      Atwood Oceanics * (A)                              24,500         796,495
      Hornbeck Offshore Services * (A)                   27,700         616,048
      Knightsbridge Tankers ++ (A)                       29,100         632,343
      Overseas Shipholding Group (A)                      8,900         297,527
      SEACOR Holdings *                                   4,700         445,325
      Tesoro (A)                                         27,100         351,216
      USEC * (A)                                        119,000         639,030
      VAALCO Energy * (A)                                73,100         429,828
                                                                  -------------
                                                                      4,384,628
                                                                  -------------

   FINANCIALS - 31.2%
      Allied World Assurance
         Company Holdings ++                              7,000         400,470
      Alterra Capital Holdings ++ (A)                    20,000         404,000
      American Equity Investment
         Life Holding (A)                                41,200         447,020
      Anworth Mortgage Asset REIT (A)                    40,200         281,802
      Ares Capital                                        5,590          93,576
      Ashford Hospitality Trust REIT * (A)               49,400         501,410
      Banco Latinoamericano de
         Exportaciones, Cl E ++                          30,100         463,841

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Camden National (A)                                11,554   $     395,609
      Capstead Mortgage REIT (A)                         50,000         570,000
      Cathay General Bancorp (A)                         15,200         206,720
      CBL & Associates Properties REIT (A)               31,200         489,216
      Cedar Shopping Centers REIT (A)                    51,400         324,334
      Citizens Republic Bancorp *                             1               1
      City Holding (A)                                   14,000         443,800
      CNA Surety *                                       19,500         375,375
      CNO Financial Group * (A)                          76,600         416,704
      Commonwealth REIT                                  30,925         787,041
      Dime Community Bancshares                          27,200         396,848
      Dynex Capital REIT                                 38,800         412,056
      East West Bancorp                                  34,900         615,287
      Encore Capital Group *                             14,100         286,512
      F.N.B. (A)                                         43,500         369,750
      First Bancorp (A)                                  38,629         517,242
      First Bancorp/ Puerto Rico * (A)                   54,100          16,501
      First Financial Holdings (A)                       11,000         114,950
      Flushing Financial (A)                             35,800         470,770
      GFI Group                                          89,100         426,789
      Harleysville Group                                 11,200         384,496
      Hercules Technology Growth Capital (A)             44,000         447,920
      Horace Mann Educators                              47,900         895,251
      Hospitality Properties Trust REIT                  24,000         547,440
      Huntington Bancshares                              82,900         470,043
      Independent Bank *                                  4,967           8,643
      Infinity Property & Casualty (A)                   10,500         543,375
      Integra Bank * (A)                                 51,000          36,134
      International Bancshares (A)                       40,100         686,913
      Medical Properties Trust REIT (A)                  49,600         555,024
      Montpelier Re Holdings ++                          43,300         793,256
      Nelnet, Cl A (A)                                   39,400         885,318
      One Liberty Properties REIT (A)                    52,346         835,442
      Oriental Financial Group (A)                       46,400         613,872
      Parkway Properties REIT (A)                        21,500         334,540
      Pennantpark Investment                             33,100         368,072
      Presidential Life                                  28,351         271,319
      Protective Life                                    21,100         505,767
      RAIT Financial Trust REIT * (A)                    38,200          64,176
      Republic Bancorp, Cl A (A)                         20,218         413,256
      Safety Insurance Group                             15,900         738,714
      SeaBright Insurance Holdings                       22,600         189,162
      Selective Insurance Group                          23,500         397,620
      Sierra Bancorp (A)                                 18,000         187,380
      StanCorp Financial Group                           13,600         583,440
      Validus Holdings ++                                13,500         382,860
      Walter Investment Management REIT                  27,400         501,968
      Whitney Holding (A)                                24,400         202,032
                                                                  -------------
                                                                     23,071,057
                                                                  -------------

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  35

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - 7.2%
      Endo Pharmaceuticals Holdings *                    17,500   $     642,950
      Kendle International *                             22,100         201,331
      Kindred Healthcare * (A)                           23,400         321,048
      Kinetic Concepts * (A)                              9,400         357,482
      Lumenis * ++                                           13              --
      Magellan Health Services *                         13,300         638,400
      Nighthawk Radiology Holdings *                     56,000         358,960
      Par Pharmaceutical *                               32,700       1,063,077
      PDL BioPharma (A)                                  56,000         292,880
      PharMerica *                                       33,400         335,336
      Skilled Healthcare Group, Cl A * (A)               54,300         203,625
      Universal American Financial (A)                   56,961         915,932
                                                                  -------------
                                                                      5,331,021
                                                                  -------------
   INDUSTRIAL - 13.6%
      Alaska Air Group *                                 10,400         549,120
      Ampco-Pittsburgh (A)                               21,600         558,360
      AO Smith (A)                                        8,600         481,858
      Crane                                              16,600         635,116
      Deluxe                                             46,200         944,328
      Dycom Industries * (A)                             52,400         560,680
      EMCOR Group *                                      30,700         793,595
      Ennis (A)                                          38,100         687,324
      EnPro Industries *                                 26,500         931,210
      Esterline Technologies * (A)                        9,200         556,048
      Genco Shipping & Trading * (A)                     13,900         230,045
      Hubbell, Cl B                                       4,300         232,286
      Mueller Industries                                 15,600         458,640
      NACCO Industries, Cl A                              9,400         933,044
      PAM Transportation Services *                      43,452         477,103
      Ryder System                                        9,800         428,750
      Seaboard                                              110         203,946
      Teledyne Technologies *                             8,900         369,973
                                                                  -------------
                                                                     10,031,426
                                                                  -------------
   INFORMATION TECHNOLOGY - 12.0%
      Arris Group *                                      47,800         445,018
      Benchmark Electronics * (A)                        19,700         323,671
      Black Box                                           9,123         302,884
      CIBER *                                           121,000         444,070
      Convergys * (A)                                    64,000         724,480
      CSG Systems International * (A)                    36,600         711,504
      CTS (A)                                            82,200         834,330
      Fairchild Semiconductor International * (A)        46,100         519,547
      Gerber Scientific * (A)                            53,200         355,908
      Imation *                                          29,100         283,434
      Integrated Device Technology *                     72,000         424,080
      Multi-Fineline Electronix * (A)                    25,644         627,765
      RF Micro Devices * (A)                             98,000         714,420
      Silicon Image *                                    64,500         396,675
      Smart Modular Technologies WWH * (A)               62,300         460,397

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Tech Data * (A)                                    12,700   $     545,973
      United Online (A)                                 118,800         734,184
                                                                  -------------
                                                                      8,848,340
                                                                  -------------
   MATERIALS - 4.5%
      Glatfelter (A)                                     58,800         731,472
      NewMarket (A)                                       8,500       1,007,420
      OM Group *                                         11,100         369,297
      Rock-Tenn, Cl A                                    14,000         795,900
      Stepan                                              6,700         451,848
                                                                  -------------
                                                                      3,355,937
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.3%
      Cincinnati Bell *                                 190,800         467,460
      Frontier Communications (A)                             1               9
      USA Mobility (A)                                   30,500         513,315
                                                                  -------------
                                                                        980,784
                                                                  -------------
   UTILITIES - 6.2%
      Avista                                             37,100         810,264
      El Paso Electric *                                 38,400         944,640
      Energen                                            11,700         522,288
      Nicor (A)                                           9,300         442,959
      NorthWestern (A)                                   16,100         479,297
      Portland General Electric                          22,000         459,800
      Unisource Energy                                   13,600         476,952
      Vectren                                            15,100         413,438
                                                                  -------------
                                                                      4,549,638
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $75,338,747)                                          73,049,288
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 42.4%
--------------------------------------------------------------------------------
      Bank of America (B)
         0.210%, dated 10/29/10, matures
         on 11/01/10, repurchase price
         $8,000,140, (collateralized by a
         U.S. Agency obligation, par value
         $9,776,379, 4.000%, 10/20/40, total
         market value $8,160,000)                   $ 8,000,000       8,000,000
      Credit Suisse Securities (USA)
         0.210%, dated 10/29/10, matures
         on 11/01/10, repurchase price $816,394
         (collateralized by a U.S. Treasury Note
         obligation, par value $830,000,
         0.875%, 04/30/11, total market
         value $836,510)                                816,380         816,380

                                            See note to schedule of investments.

36  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Deutche Bank Securities, Inc. (B)
         0.210%, dated 10/29/10, matures
         on 11/01/10, repurchase price
         $6,000,105, (collateralized by a
         U.S. Treasury Note obligation, par
         value $7,348,615, 0.000%, 08/15/18,
         total market value $6,120,000)             $ 6,000,000   $   6,000,000
      HSBC Securities (B)
         0.220%, dated 10/29/10, matures
         on 11/01/10, repurchase price
         $2,843,301, (collateralized by various
         corporate obligations, ranging in
         par value from $250,000 - $1,000,000,
         1.750% - 4.750%, 05/16/11 - 04/20/15,
         total market value $2,902,180)               2,843,249       2,843,249
      HSBC Securities (B)
         0.370%, dated 10/29/10, matures
         on 11/01/10, repurchase price
         $6,600,204, (collateralized by a
         mortgage obligation, par value
         $10,345,000, 0.446%, 04/15/37,
         total market value $7,263,489)               6,600,000       6,600,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      JPMorgan Chase & Co (B)
         0.350%, dated 10/29/10, matures
         on 11/01/10, repurchase price
         $7,000,204, (collateralized by
         various corporate obligations,
         ranging in par value from
         $75,000 - $4,000,000,
         2.375% - 6.375%,
         05/15/12 - 06/21/20, total market
         value $7,354,996)                          $ 7,000,000   $   7,000,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $31,259,629)                                          31,259,629
                                                                  -------------
   TOTAL INVESTMENTS - 141.3%
      (Cost $106,598,376) #                                         104,308,917
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (41.3)%                        (30,462,814)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  73,846,103
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $106,598,376, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,361,200 AND $(13,650,659), RESPECTIVELY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2010 IS $29,547,697.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST

AMOUNTS DESIGNATED AS " -" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                                         LEVEL 2        LEVEL 3
                                                          TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                                           10/31/10         PRICE         INPUTS         INPUTS
                                                        -------------   ------------   -----------   ------------
   Common Stock **                                      $  73,049,288   $ 73,049,288   $        --   $         --
   Repurchase Agreements                                   31,259,629             --    31,259,629             --
                                                        -------------   ------------   -----------   ------------
Total:                                                  $ 104,308,917   $ 73,049,288   $31,259,629   $         --
                                                        =============   ============   ===========   ============

** See schedule of investments detail for industry breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  37

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.4%
      Comcast, Cl A                                     331,600   $   6,409,828
      Harman International Industries *                  45,000       1,509,750
      Home Depot                                        120,000       3,705,600
      McGraw-Hill                                       148,800       5,602,320
      News, Cl A                                        417,150       6,031,989
      Time Warner                                       107,900       3,507,829
      Time Warner Cable                                  91,400       5,289,318
                                                                  -------------
                                                                     32,056,634
                                                                  -------------
   CONSUMER STAPLES - 15.2%
      Altria Group                                      164,350       4,177,777
      Diageo, SP ADR                                     84,650       6,264,100
      Heineken, ADR                                     159,900       4,037,475
      Henkel KGaA, SP ADR                                84,300       4,172,850
      Kraft Foods, Cl A                                 137,650       4,441,966
      Nestle, SP ADR                                     99,150       5,438,378
      Philip Morris International                       127,900       7,482,150
      Wal-Mart Stores                                    87,200       4,723,624
      Walgreen                                          181,500       6,149,220
                                                                  -------------
                                                                     46,887,540
                                                                  -------------
   ENERGY - 12.3%
      Apache                                             15,000       1,515,300
      Chevron                                           150,000      12,391,500
      Halliburton                                        89,550       2,853,063
      Marathon Oil                                      179,500       6,384,815
      Peabody Energy                                     38,000       2,010,200
      QEP Resources                                      90,000       2,972,700
      Suncor Energy (Canada)                            144,000       4,609,440
      Williams                                          240,000       5,164,800
                                                                  -------------
                                                                     37,901,818
                                                                  -------------
   FINANCIALS - 15.2%
      Bank of America                                   424,100       4,851,704
      Bank of New York Mellon                           150,350       3,767,771
      Berkshire Hathaway, Cl B *                         82,000       6,523,920
      Goldman Sachs Group                                30,550       4,917,022
      Hanover Insurance Group                            96,900       4,384,725
      JPMorgan Chase                                    276,800      10,415,984
      Loews                                              70,350       2,777,418
      MetLife                                            95,500       3,851,515
      Wells Fargo                                       205,900       5,369,872
                                                                  -------------
                                                                     46,859,931
                                                                  -------------
   HEALTH CARE - 9.3%
      Covidien PLC ++                                    69,100       2,755,017
      Johnson & Johnson                                  68,000       4,329,560
      Medco Health Solutions *                           40,000       2,101,200

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Merck                                             219,000   $   7,945,320
      Pfizer                                            307,400       5,348,760
      UnitedHealth Group                                173,000       6,236,650
                                                                  -------------
                                                                     28,716,507
                                                                  -------------
   INDUSTRIAL - 15.8%
      ABB, SP ADR                                       168,500       3,486,265
      Deere                                              25,000       1,920,000
      Dun & Bradstreet                                   47,400       3,527,034
      General Electric                                  664,600      10,646,892
      Honeywell International                           103,800       4,890,018
      Jardine Matheson Holdings, ADR                     44,600       2,007,000
      Lockheed Martin                                    44,500       3,172,405
      Schindler Holding AG, COP (Switzerland)            32,005       3,431,256
      Tyco International ++                             133,500       5,110,380
      Union Pacific                                      38,000       3,331,840
      United Technologies                                54,000       4,037,580
      Waste Management                                   89,100       3,182,652
                                                                  -------------
                                                                     48,743,322
                                                                  -------------
   INFORMATION TECHNOLOGY - 16.5%
      Accenture, Cl A ++                                 87,300       3,903,183
      Automatic Data Processing                          60,000       2,665,200
      Corning                                           220,000       4,021,600
      Hewlett-Packard                                    88,500       3,722,310
      Intel                                             241,000       4,836,870
      International Business Machines                    58,300       8,371,880
      Microsoft                                         510,100      13,589,064
      Nokia, SP ADR                                     123,800       1,322,184
      Teradata *                                         62,000       2,440,320
      Texas Instruments                                  81,500       2,409,955
      Western Union                                     203,800       3,586,880
                                                                  -------------
                                                                     50,869,446
                                                                  -------------
   MATERIALS - 2.9%
      Dow Chemical                                       56,000       1,726,480
      Rio Tinto, SP ADR                                  45,500       2,962,960
      Weyerhaeuser                                      268,542       4,355,751
                                                                  -------------
                                                                      9,045,191
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.4%
      AT&T                                              115,500       3,291,750
      Sprint Nextel *                                   259,000       1,067,080
                                                                  -------------
                                                                      4,358,830
                                                                  -------------
   UTILITIES - 0.7%
      Questar                                           132,800       2,253,616
                                                                  -------------

      TOTAL COMMON STOCK
         (Cost $277,683,346)                                        307,692,835
                                                                  -------------

                                            See note to schedule of investments.

38  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         1,493,082   $   1,493,082
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,493,082)                                            1,493,082
                                                                  -------------

   TOTAL INVESTMENTS - 100.2%
      (Cost $279,176,428) #                                         309,185,917
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.2)%                            (717,627)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 308,468,290
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

# AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $279,176,428, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $51,052,963 AND $(21,043,474), RESPECTIVELY.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
COP    - CERTIFICATES OF PARTICIPATION
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                  LEVEL 2        LEVEL 3
                                  TOTAL FAIR        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                   VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                                   10/31/10         PRICE          INPUTS        INPUTS
                                 -------------   ------------   -----------   ------------
Investments in Securities **    $  309,185,917   $309,185,917   $        --   $         --
                                ==============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  39

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 83.3%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.4%                         17,013   $     171,491
      HighMark Core Equity Fund,
         Fiduciary Shares - 15.9%                       854,812       6,641,890
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.2%                         50,354         524,692
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 9.2%                        197,568       3,856,535
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 1.6% *                       32,842         654,869
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 1.7% *                       25,529         705,366
      HighMark International Opportunities Fund,
         Fiduciary Shares - 11.0%                       642,647       4,582,072
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 7.4%                        318,031       3,075,365
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 15.2%                       591,014       6,359,313
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 1.2% *                       17,841         518,995
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 10.4%                       271,680       4,365,901
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 3.7%                        122,466       1,539,392
      HighMark Value Momentum Fund,
         Fiduciary Shares - 4.4%                        127,720       1,837,894
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $33,321,864)                                          34,833,775
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT
   COMPANIES - 5.8%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 0.0%                            779           8,979
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 5.8%                        240,357       2,437,217
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $2,396,745)                                            2,446,196
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 7.9%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 2.2%                      38,356   $     920,160
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 1.1% *                    44,748         465,379
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 3.8%                      74,111       1,577,814
      Morgan Stanley Institutional
         Fund - U.S. Real Estate Portfolio,
         Institutional Class - 0.8%                      24,406         336,077
                                                                  -------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
         (Cost $2,626,827)                                            3,299,430
                                                                  -------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 1.4%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 1.4%                      97,368         570,579
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $513,327)                                                570,579
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.6%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 10/29/10, matures on
         11/01/10, repurchase price $1,714,991
         (collateralized by a U.S. Treasury Note
         obligation, par value $1,740,000,
         0.875%, 04/30/11, total market
         value $1,753,647)                           $  660,248         660,248
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
        (Cost $660,248)                                                 660,248
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $39,519,011) +                                           41,810,228
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                    81
                                                                  -------------
   NET ASSETS - 100.0%                                            $  41,810,309
                                                                  =============

--------------------------------------------------------------------------------
 *    NON-INCOME PRODUCING SECURITY.

 + AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $39,519,011, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,260,794 AND $(969,577), RESPECTIVELY.

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                  LEVEL 2        LEVEL 3
                                  TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                   VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
                                   10/31/10         PRICE          INPUTS        INPUTS
                                --------------   ------------   -----------   ------------
Investments in Securities **    $   41,149,980   $ 41,149,980   $        --   $         --
Repurchase Agreement                   660,248             --       660,248             --
                                --------------   ------------   -----------   ------------
Total:                          $   41,810,228   $ 41,149,980   $   660,248   $         --
                                ==============   ============   ===========   ============

** See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

40  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

DIVERSIFIED EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 89.9%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.5%                          3,605   $      36,337
      HighMark Core Equity Fund,
         Fiduciary Shares - 18.8%                       195,026       1,515,350
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.5%                         11,574         120,603
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 11.0%                        45,497         888,100
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 1.7% *                        7,033         140,238
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 1.8% *                        5,223         144,311
      HighMark International Opportunities Fund,
         Fiduciary Shares - 11.4%                       128,603         916,938
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 6.2%                         51,810         501,003
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 15.0%                       112,323       1,208,601
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 1.5% *                        4,243         123,429
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 11.4%                        57,373         921,984
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 4.0%                         25,948         326,162
      HighMark Value Momentum Fund,
         Fiduciary Shares - 5.1%                         28,899         415,857
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $6,085,031)                                            7,258,913
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 9.6%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
          Institutional Class - 2.7%                      9,243   $     221,740
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 1.2% *                     9,433          98,098
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 4.7%                      17,854         380,109
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 1.0%                       5,804          79,924
                                                                  -------------
     TOTAL EQUITY REGISTERED
       INVESTMENT COMPANIES
       (Cost $636,066)                                                  779,871
                                                                  -------------
   TOTAL INVESTMENTS - 99.5%
     (Cost $6,721,097) +                                              8,038,784
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.5%                                38,138
                                                                  -------------
   NET ASSETS - 100.0%                                            $   8,076,922
                                                                  =============

--------------------------------------------------------------------------------
 *    NON-INCOME PRODUCING SECURITY.

 + AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $6,721,097, AND THE UNREALIZED APPRECIATION WAS $1,317,687.

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                  LEVEL 2       LEVEL 3
                                  TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                   VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
                                   10/31/10         PRICE         INPUTS        INPUTS
                                --------------   ------------   -----------   ------------
Investments in Securities **    $    8,038,784   $  8,038,784   $        --   $         --
                                ==============   ============   ===========   ============

** See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  41

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 65.1%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.3%                         15,109   $     152,297
      HighMark Core Equity Fund,
         Fiduciary Shares - 11.5%                       670,478       5,209,617
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 0.9%                         40,636         423,432
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 6.7%                        155,400       3,033,399
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 1.3% *                       30,173         601,650
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 1.4% *                       22,436         619,907
      HighMark International Opportunities Fund,
         Fiduciary Shares - 9.1%                        578,852       4,127,213
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 6.1%                        285,366       2,759,486
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 12.3%                       515,509       5,546,878
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 0.9% *                       14,398         418,838
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 8.5%                        238,780       3,837,188
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 3.0%                        108,763       1,367,147
      HighMark Value Momentum Fund,
         Fiduciary Shares - 3.1%                         97,877       1,408,445
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $25,219,267)                                          29,505,497
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT
   COMPANIES - 22.3%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 8.0%                        315,426       3,633,712
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 14.3%                       638,055       6,469,880
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $9,763,063)                                           10,103,592
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Shares/Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 6.0%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 1.7%                      31,502   $     755,733
         JPMorgan Small Cap Growth Fund,
         Institutional Class - 0.9% *                    39,831         414,245
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 2.8%                      60,262       1,282,973
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.6%                      19,697         271,231
                                                                  -------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
         (Cost $2,180,312)                                            2,724,182
                                                                  -------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 2.8%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 2.8%                     215,974       1,265,608
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED INVESTMENT COMPANY
         (Cost $1,100,661)                                            1,265,608
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 3.8%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 10/29/10, matures
         on 11/01/10, repurchase price $1,714,991
         (collateralized by a U.S. Treasury Note
         obligation, par value $1,740,000,
         0.875%, 04/30/11, total market value
         $1,753,647)                                $ 1,714,961       1,714,961
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,714,961)                                            1,714,961
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $39,978,264) +                                           45,313,840
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                13,765
                                                                  -------------
   NET ASSETS - 100.0%                                            $  45,327,605
                                                                  =============

--------------------------------------------------------------------------------
 *    NON-INCOME PRODUCING SECURITY.

 + AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $39,978,264, AND THE UNREALIZED APPRECIATION WAS $5,335,576.

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                     LEVEL 2        LEVEL 3
                                     TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                      VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
                                      10/31/10         PRICE          INPUTS         INPUTS
                                   -------------   ------------    -----------   ------------
   Investments in Securities **    $  43,598,879   $ 43,598,879   $         --   $         --
   Repurchase Agreement                1,714,961             --      1,714,961             --
                                   -------------   ------------   ------------   ------------
Total:                             $  45,313,840   $ 43,598,879   $  1,714,961   $         --
                                   =============   ============   ============   ============

** See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

42  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT
   COMPANIES - 48.6%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 17.9%                       262,981   $   3,028,508
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 30.7%                       512,395       5,195,684
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $7,931,907)                                            8,224,192
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 37.6%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.2%                          3,004          30,275
      HighMark Core Equity Fund,
         Fiduciary Shares - 8.1%                        176,830       1,373,970
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 0.5%                          7,467          77,806
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 4.6%                         39,521         771,455
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 0.5% *                        4,073          81,216
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 0.7% *                        4,478         123,727
      HighMark International Opportunities Fund,
         Fiduciary Shares - 1.7%                         40,170         286,415
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 4.9%                         86,640         837,810
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 7.2%                        113,444       1,220,657
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 0.4% *                        2,646          76,972
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 4.8%                         50,316         808,573
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 1.6%                         21,382         268,767
      HighMark Value Momentum Fund,
         Fiduciary Shares - 2.4%                         28,490         409,972
                                                                  -------------
     TOTAL AFFILIATED EQUITY REGISTERED
       INVESTMENT COMPANIES
       (Cost $5,374,090)                                             6,367,615
                                                                  -------------


--------------------------------------------------------------------------------
Description                                       Shares/Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT
   COMPANIES - 4.8%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston
         Institutinal Class - 4.8%                      138,896   $     813,933
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $720,892)                                                813,933
                                                                  -------------


--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 3.0%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 0.8%                       5,653         135,615
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 0.5% *                     7,950          82,676
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 1.4%                      11,084         235,979
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.3%                       3,619          49,837
                                                                  -------------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
         (Cost $401,277)                                                504,107
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 6.2%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 10/29/10, matures
         on 11/01/10, repurchase price $1,048,615
         (collateralized by a U.S. Treasury Note
         |obligation, par value $1,065,000,
         0.875%, 04/30/11, total market
         value $1,073,353)                           $1,048,597       1,048,597
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,048,597)                                            1,048,597
                                                                  -------------
   TOTAL INVESTMENTS - 100.2%
      (Cost $15,476,763) +                                           16,958,444
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                               (26,348)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  16,932,096
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $15,476,763, AND THE UNREALIZED APPRECIATION AND DEPRECIATION
      WERE $1,481,681 AND $(0), RESPECTIVELY.

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                  LEVEL 2        LEVEL 3
                                  TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                   VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
                                   10/31/10         PRICE          INPUTS        INPUTS
                                --------------   ------------   -----------   ------------
   Investments in Securities ** $   15,909,847   $ 15,909,847   $        --   $         --
   Repurchase Agreement              1,048,597             --     1,048,597             --
                                --------------   ------------   -----------   ------------
Total:                          $   16,958,444   $ 15,909,847   $ 1,048,597   $         --
                                ==============   ============   ===========   ============

** See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  43

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 51.1%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.2%
      Comcast
         5.700%, 07/01/19                           $ 6,000,000   $   6,860,970
      DIRECTV Holdings/DIRECTV Financing
         6.375%, 06/15/15                             2,500,000       2,587,500
      Georgia-Pacific (A)
         5.400%, 11/01/20                             1,950,000       1,969,500
      JC Penney
         5.750%, 02/15/18                             2,000,000       1,965,000
      Macy's Retail Holdings
         5.875%, 01/15/13                             1,950,000       2,086,500
      News America Holdings
         7.750%, 02/01/24                             1,000,000       1,242,245
      Staples
         9.750%, 01/15/14                             3,000,000       3,715,995
      Time Warner Entertainment
         8.375%, 03/15/23                             5,000,000       6,700,210
                                                                  -------------
                                                                     27,127,920
                                                                  -------------
   CONSUMER STAPLES - 2.2%
      Anheuser-Busch Inbev Worldwide
         3.000%, 10/15/12                             4,000,000       4,157,664
      General Mills
         5.700%, 02/15/17                             3,475,000       4,101,146
                                                                  -------------
                                                                      8,258,810
                                                                  -------------
   ENERGY - 6.8%
      BP Capital Markets
         4.750%, 03/10/19                             3,000,000       3,188,769
      Colorado Interstate Gas
         6.800%, 11/15/15                             3,000,000       3,567,129
      ConocoPhillips
         5.750%, 02/01/19                             2,050,000       2,455,644
      Energy Transfer Partners
         9.700%, 03/15/19                             2,000,000       2,640,852
      Enterprise Products Operating
         5.200%, 09/01/20                             5,000,000       5,491,875
      Magellan Midstream Partners
         6.550%, 07/15/19                             3,000,000       3,566,919
      Rockies Express Pipeline (A)
         3.900%, 04/15/15                             1,000,000       1,018,402
      Transcontinental Gas Pipe Line
         7.250%, 12/01/26                             2,250,000       2,654,019
      Williams Partners
         5.250%, 03/15/20                             1,000,000       1,092,392
                                                                  -------------
                                                                     25,676,001
                                                                  -------------
   FINANCIALS - 9.9%
      Bank of America, MTN
         5.650%, 05/01/18                             3,000,000       3,157,452
      GE Global Insurance
         7.750%, 06/15/30                             5,000,000       5,816,370
      JPMorgan Chase
         4.250%, 10/15/20                             4,400,000       4,432,098
         3.125%, 12/01/11                            10,000,000      10,295,810

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Lehman Brothers Holdings, MTN (B)
         5.625%, 01/24/13                           $ 4,000,000   $     895,000
      Morgan Stanley
         6.750%, 04/15/11                             5,500,000       5,649,820
      NB Capital Trust IV
         8.250%, 04/15/27                             2,000,000       2,040,000
      UNUM Group
         7.625%, 03/01/11                               227,000         231,476
      Wachovia Capital Trust I (A)
         7.640%, 01/15/27                             2,680,000       2,748,107
      Wells Fargo
         3.000%, 12/09/11                             2,000,000       2,059,240
                                                                  -------------
                                                                     37,325,373
                                                                  -------------
   FOREIGN GOVERNMENTS - 0.8%
      Hydro Quebec, Ser IO
         8.050%, 07/07/24                             1,125,000       1,644,342
      Province of Saskatchewan
         9.375%, 12/15/20                             1,000,000       1,489,875
                                                                  -------------
                                                                      3,134,217
                                                                  -------------
   HEALTH CARE - 5.7%
      Baxter International
         4.500%, 08/15/19                             1,850,000       2,038,763
      Boston Scientific
         6.000%, 01/15/20                             3,000,000       3,290,694
      Cigna
         5.125%, 06/15/20                             1,000,000       1,086,185
      HCA
         7.875%, 02/01/11                               999,000       1,011,488
      UnitedHealth Group
         5.250%, 03/15/11                             4,500,000       4,571,604
      Wellpoint
         7.000%, 02/15/19                             2,000,000       2,433,536
         6.000%, 02/15/14                             1,000,000       1,135,496
      Wyeth
         5.500%, 02/01/14                             5,000,000       5,687,270
                                                                  -------------
                                                                     21,255,036
                                                                  -------------
   INDUSTRIAL - 3.2%
      Continental Airlines, Ser 07-1A
         5.983%, 04/19/22                             1,929,243       2,040,174
      Continental Airlines, Ser 98-1B (C)
         6.748%, 03/15/17                               862,983         858,669
      General Electric
         5.000%, 02/01/13                             5,000,000       5,426,500
      L-3 Communications
         5.875%, 01/15/15                             2,450,000       2,499,000
         Ser B
         6.375%, 10/15/15                             1,000,000       1,030,000
                                                                  -------------
                                                                     11,854,343
                                                                  -------------

                                            See note to schedule of investments.

44  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 1.4%
      Broadcom (A)
         2.375%, 11/01/15                           $ 1,950,000   $   1,971,331
      International Business Machines
         6.500%, 01/15/28                             2,500,000       3,066,848
                                                                  -------------
                                                                      5,038,179
                                                                  -------------
   MATERIALS - 3.3%
      Dow Chemical
         5.900%, 02/15/15                             3,000,000       3,380,538
      Rio Tinto Finance USA
         6.500%, 07/15/18                             4,000,000       4,914,400
      Teck Resources
         10.250%, 05/15/16                            1,950,000       2,408,250
         4.500%, 01/15/21                             1,500,000       1,565,558
                                                                  -------------
                                                                     12,268,746
                                                                  -------------
   TELECOMMUNICATION SERVICES - 2.4%
      Bell Atlantic Maryland
         8.000%, 10/15/29                             2,980,000       3,375,866
      New England Telephone & Telegraph
         7.875%, 11/15/29                             4,925,000       5,515,330
                                                                  -------------
                                                                      8,891,196
                                                                  -------------
   UTILITIES - 8.2%
      Duke Energy
         6.300%, 02/01/14                             4,000,000       4,584,848
      Exelon Generation
         6.200%, 10/01/17                             4,000,000       4,656,688
      Great River Energy (A)
         4.478%, 07/01/30                             2,450,000       2,442,356
      MidAmerican Energy Holdings
         5.750%, 04/01/18                             5,000,000       5,794,405
      MidAmerican Energy Holdings, Ser D
         5.000%, 02/15/14                               400,000         439,250
      Oklahoma Gas & Electric
         6.650%, 07/15/27                             2,500,000       2,886,743
      Sempra Energy
         6.150%, 06/15/18                             4,000,000       4,731,332
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                             5,000,000       5,417,855
                                                                  -------------
                                                                     30,953,477
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $176,489,712)                                        191,783,298
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
--------------------------------------------------------------------------------
   OBLIGATIONS - 16.9%
      FHLMC Gold
         6.000%, 06/01/13                               303,663         318,209
         6.000%, 09/01/13                               326,727         343,521
         6.000%, 09/01/17                             1,230,278       1,338,391
         6.000%, 11/01/17                               447,914         485,500
         5.500%, 03/01/17                               370,139         399,170

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
         5.000%, 10/01/20                           $   755,277   $     808,656
         4.500%, 05/01/19                             1,014,926       1,081,262
         4.500%, 07/01/19                             3,169,084       3,376,218
         4.500%, 04/01/20                               396,584         422,505
      FHLMC, ARM (D)
         5.171%, 06/01/39                             2,126,482       2,253,224
         2.632%, 12/01/34                             2,385,974       2,490,785
      FHLMC, CMO REMIC Ser 1666, Cl J
         6.250%, 01/15/24                             2,000,000       2,282,500
      FNMA
         8.500%, 05/01/25                                18,600          21,753
         8.000%, 08/01/24                                 1,964           2,287
         8.000%, 09/01/24                                   440             513
         8.000%, 06/01/30                                13,162          15,393
         7.500%, 12/01/26                               140,018         160,742
         7.000%, 12/01/10                                    85              84
         7.000%, 05/01/30                                39,040          44,729
         6.500%, 04/01/14                               209,625         229,799
         6.500%, 05/01/26                                62,830          69,954
         6.500%, 03/01/28                                23,466          26,582
         6.500%, 04/01/28                               102,268         115,843
         6.500%, 01/01/29                               467,353         529,392
         6.500%, 06/01/29                               206,951         234,164
         6.500%, 06/01/29                               309,801         350,539
         6.500%, 07/01/29                               253,968         287,364
         6.500%, 08/01/29                               101,912         115,313
         6.500%, 05/01/30                               347,098         392,740
         6.000%, 05/01/11                                 1,748           1,767
         6.000%, 01/01/12                                 6,159           6,680
         6.000%, 01/01/12                                 3,081           3,342
         6.000%, 03/01/13                                22,960          24,899
         6.000%, 05/01/16                               327,822         356,118
         6.000%, 10/01/16                               469,410         509,926
         6.000%, 11/01/17                               982,688       1,067,509
         6.000%, 12/01/27                                 1,952           2,136
         6.000%, 12/01/27                                   860             941
         6.000%, 12/01/27                                31,531          34,501
         6.000%, 12/01/27                                14,126          15,456
         6.000%, 07/01/28                               329,646         367,533
         6.000%, 08/01/28                                83,661          93,277
         6.000%, 10/01/28                               195,609         218,091
         6.000%, 10/01/28                                53,182          59,295
         6.000%, 12/01/28                               622,270         693,790
         6.000%, 12/01/28                               264,894         295,340
         6.000%, 12/01/28                               228,413         254,665
         5.500%, 01/01/17                               229,858         249,523
         5.500%, 02/01/17                               132,472         143,887
         5.500%, 12/01/17                             1,297,004       1,412,311
         5.500%, 03/01/20                             6,541,917       7,124,063
         5.000%, 11/01/17                             1,597,687       1,719,562
         5.000%, 12/01/17                               558,544         601,151

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  45

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA (continued)
         5.000%, 02/01/18                           $ 1,859,487   $   2,000,170
         5.000%, 11/01/18                               295,471         317,825
         5.000%, 11/01/33                             6,723,719       7,200,983
         4.500%, 04/01/18                            11,024,846      11,795,397
      FNMA, ARM (D)
         5.193%, 01/01/36                             5,723,574       5,968,647
      FNMA, CMO REMIC Ser 2003-25, Cl CD
         3.500%, 03/25/17                             1,007,449       1,018,854
      GNMA
         8.000%, 04/15/17                                 8,005           9,035
         8.000%, 05/15/17                                 3,641           3,681
         8.000%, 11/15/26                               170,550         203,523
         8.000%, 12/15/26                                67,298          80,309
         7.500%, 05/15/23                                79,543          91,886
         7.500%, 01/15/24                                15,976          18,498
         7.500%, 01/15/24                                 1,119           1,296
         7.500%, 01/15/24                                 9,510          11,012
         7.500%, 01/15/24                                   658             762
         7.500%, 01/15/24                                25,239          29,223
         7.500%, 02/15/27                                16,028          18,579
         7.500%, 02/15/27                                 4,611           5,345
         7.500%, 07/15/27                                16,055          18,610
         7.500%, 08/15/27                                 7,469           8,658
         7.500%, 08/15/27                                12,209          14,153
         7.500%, 08/15/27                                 1,152           1,336
         7.500%, 08/15/27                                   645             748
         7.500%, 08/15/27                                10,599          12,286
         7.000%, 01/15/24                                24,815          28,591
         7.000%, 04/15/24                                15,391          17,733
         6.500%, 12/15/23                                32,261          36,260
         6.500%, 12/15/23                                13,206          14,843
         6.500%, 01/15/24                                 6,609           7,482
         6.500%, 02/15/24                                62,533          70,789
         6.500%, 04/15/26                                24,364          27,431
         6.500%, 01/15/29                               161,587         183,646
         6.500%, 05/15/29                               466,664         531,287
         6.500%, 06/15/29                                47,633          54,136
         6.000%, 08/15/28                                83,540          92,673
         6.000%, 09/15/28                                85,489          94,835
         6.000%, 09/15/28                               140,001         155,307
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $59,882,388)                                          63,598,724
                                                                  -------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 16.0%
--------------------------------------------------------------------------------
      Banc of America Mortgage Securities,
         Ser 2003-7, Cl A2
         4.750%, 09/25/18                             5,080,937       5,277,350

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Chase Manhattan Bank-First
         Union National Bank,
         Ser 1999-1, Cl E (D)
         7.529%, 08/15/31                           $ 5,000,000   $   5,025,099
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                             2,640,452       2,754,363
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                               700,164         723,083
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                             6,916,288       7,178,166
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4 (D)
         5.014%, 02/15/38                             5,000,000       5,400,276
      GE Capital Commercial Mortgage,
         Ser 2004-C3, Cl A3 (D)
         4.865%, 07/10/39                             2,575,000       2,643,334
      JPMorgan Chase Commercial Mortgage
         Securities, Ser 2004-PNC1, Cl A4 (D)
         5.346%, 06/12/41                             5,000,000       5,427,187
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                             6,028,327       5,296,392
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                               165,397         165,356
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                             5,000,000       5,405,033
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                               815,866         835,359
      Wachovia Bank Commercial Mortgage Trust,
         Ser 2005-C17, Cl A2
         4.782%, 03/15/42                               382,247         382,670
      Wells Fargo Mortgage Backed Securities Trust,
         Ser 2007-7, Cl A1
         6.000%, 06/25/37                             6,166,839       5,802,188
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                             4,096,089       4,239,017
         Ser 2003-M, Cl A1(D)
         4.677%, 12/25/33                             1,918,415       1,984,171
         Ser 2003-13, Cl A1
         4.500%, 11/25/18                             1,461,895       1,514,288
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $57,704,570)                                          60,053,332
                                                                  -------------

                                            See note to schedule of investments.

46  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 5.1%
--------------------------------------------------------------------------------
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                           $ 2,500,000   $   2,532,889
      CenterPoint Energy Transition Bond Co. II,
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                             5,825,000       6,459,867
      Chase Issuance Trust,
         Ser 2005-A2, Cl A2 (D)
         0.326%, 12/15/14                             5,500,000       5,489,443
      TXU Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                             4,000,000       4,622,414
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $17,685,578)                                          19,104,613
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 6.8%
--------------------------------------------------------------------------------
      U.S. Treasury Note
         3.000%, 09/30/16                            15,000,000      16,245,705
         1.875%, 06/30/15                             7,000,000       7,253,750
         1.875%, 10/31/17                             2,000,000       1,996,250
                                                                  -------------
         TOTAL U.S. TREASURY OBLIGATION
         (Cost $23,920,924)                                          25,495,705
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 4.1%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                        15,456,467      15,456,467
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $15,456,467)                                          15,456,467
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $351,139,639) +                                         375,492,139
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               162,557
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 375,654,696
                                                                  =============

--------------------------------------------------------------------------------
+ AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $351,139,639, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $28,326,689 AND $(3,974,189), RESPECTIVELY.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2010 WAS $10,149,696 AND REPRESENTED 2.7% OF NET ASSETS.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF OCTOBER 31, 2010, THE VALUE OF THIS SECURITY AMOUNTED TO $895,000, WHICH REPRESENTS 0.2% OF NET ASSETS.

(C) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF OCTOBER 31, 2010 WAS $858,669 AND REPRESENTED 0.2% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2010.

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                                           LEVEL 2        LEVEL 3
                                                          TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           10/31/10        PRICE          INPUTS         INPUTS
                                                         ------------   ------------   ------------   ------------
   Corporate Obligations                                 $191,783,298   $         --   $191,783,298   $         --
   U.S. Government Agency Mortgage-Backed Obligations      63,598,724             --     63,598,724             --
   Mortgage-Backed Securities                              60,053,332             --     60,053,332             --
   Asset-Backed Securities                                 19,104,613             --     19,104,613             --
   U.S. Treasury Obligation                                25,495,705             --     25,495,705             --
   Registered Investment Company                           15,456,467     15,456,467             --             --
                                                         ------------   ------------   ------------   ------------
Total:                                                   $375,492,139   $ 15,456,467   $360,035,672   $         --
                                                         ============   ============   ============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  47

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.8%
--------------------------------------------------------------------------------
   CALIFORNIA - 98.8%
      Alhambra, Unified School District,
         Election 2004, Ser B, GO
         5.250%, 08/01/23 (A)                       $ 1,150,000   $   1,281,149
      Berryessa, Unified School District,
         GO, National-RE Insured
         5.375%, 03/01/12                               460,000         486,156
      Brentwood, Unified School District,
         Election 1997, Ser B, GO,
         National-RE FGIC Insured
         4.850%, 08/01/14 (A)                           410,000         414,838
      Burlingame, Elementary School District,
         GO, AGM Insured
         5.250%, 07/15/16                               795,000         952,943
      California State, Department of
         Transportation, Federal Highway
         Grant Anticipation Bonds,
         Ser A, RB, National-RE FGIC Insured
         5.000%, 02/01/14                             2,340,000       2,636,431
         Ser A, RB
         4.000%, 02/01/11                               500,000         504,505
      California State, Department of
         Water Resources,
         Central Valley Project, Ser Z,
         ETM, RB, FGIC Insured
         5.000%, 12/01/12                                10,000          10,953
         RB, National-RE FGIC Insured
         5.000%, 12/01/12                               990,000       1,081,535
         Power Supply Revenue, RB,
         Ser A, AGM Insured
         5.250%, 05/01/11                               735,000         753,074
         Ser A, AMBAC Insured,
         Prerefunded @ 101
         5.500%, 05/01/12 (A) (B)                     1,225,000       1,331,330
         Ser H, AGM Insured
         5.000%, 05/01/21 (A)                         1,125,000       1,262,970
         5.000%, 05/01/22 (A)                         1,645,000       1,833,961
         Subuser F5
         5.000%, 05/01/22 (A)                           730,000         811,293
         RB, AGM Insured
         5.500%, 12/01/14                                10,000          11,851
         RB, ETM, AGM Insured
         5.500%, 12/01/14                             1,365,000       1,614,631
         Ser M, RB
         5.000%, 05/01/14                             2,000,000       2,250,540
      California State, Economic Recovery,
         Ser A, GO
         5.250%, 07/01/12                               340,000         365,854
         5.250%, 07/01/14                             1,485,000       1,692,885
         Ser A, GO, ETM
         5.250%, 07/01/14                               200,000         231,968

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Ser A, GO, National-RE Insured
         3.800%, 07/01/12                           $   450,000   $     473,454
         5.250%, 07/01/13                               255,000         284,029
         5.000%, 07/01/15 (A)                           500,000         562,295
         Ser B, GO, Prerefunded @ 100
         5.000%, 03/01/11 (A) (B) (C)                   100,000         101,572
      California State, Educational
         Facilities Authority,
         Loyola-Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12 (A)                         1,760,000       1,829,696
         Santa Clara University, RB
         5.250%, 04/01/23 (A)                           250,000         278,163
         5.250%, 04/01/24 (A)                           670,000         740,873
         Stanford University,
         Ser P, RB
         5.250%, 12/01/13                               825,000         939,634
         Ser R, RB
         5.000%, 11/01/11                             1,265,000       1,323,215
      California State, GO
         5.000%, 12/01/17 (A)                         1,545,000       1,750,331
         AMBAC Insured
         5.000%, 11/01/17                             1,000,000       1,145,700
         Various Purposes
         5.250%, 10/01/21 (A)                         1,000,000       1,116,720
         5.625%, 04/01/25 (A)                         1,975,000       2,185,891
      California State,
         Public Works Board Lease,
         Various University of California Projects,
         Ser A, RB, AMBAC Insured
         5.100%, 12/01/10 (A)                         1,000,000       1,003,050
      California State, University,
         Systemwide Ser A, RB
         5.000%, 11/01/25 (A)                           555,000         610,456
         5.000%, 11/01/26 (A)                         1,500,000       1,633,605
      Cerritos Community College District,
         Election 2004, Ser C, GO
         5.250%, 08/01/24 (A)                           450,000         510,309
         5.250%, 08/01/25 (A)                           500,000         561,790
      Chaffey, Unified High School District,
         GO, National-RE FGIC Insured
         5.000%, 08/01/15                             1,000,000       1,155,220
      Citrus Community College District,
         Election 2004,
         Ser C, GO
         5.250%, 06/01/25 (A)                           495,000         553,252
      Coast Community College, GO,
         National-RE Insured
         5.250%, 08/01/15                             1,000,000       1,176,110

                                            See note to schedule of investments.

48  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Corona-Norca Unified School District,
         Election 2006, Ser A, GO,
         AGM Insured
         5.000%, 08/01/17                           $   500,000   $     573,110
      Cupertino, Unified School District,
         GO, AGM Insured
         5.250%, 08/01/13 (A)                           595,000         615,016
      Desert Sands Unified School District,
         Election 2001, GO
         5.750%, 08/01/19 (A)                           650,000         783,647
         5.250%, 08/01/20 (A)                           610,000         703,281
         5.250%, 08/01/22 (A)                           650,000         733,122
      Dublin, Unified School District,
         Election 2004, Ser A, GO,
         AGM Insured
         5.000%, 08/01/21 (A)                           720,000         780,401
         5.000%, 08/01/26 (A)                         1,580,000       1,655,350
      East Bay, Municipal Utility District,
         Water System Project, RB,
         National-RE Insured,
         Prerefunded @ 100
         5.250%, 06/01/11 (A) (B)                     1,250,000       1,285,763
      Eastern Municipal Water District,
         Ser A, COP,
         National-RE FGIC Insured
         5.250%, 07/01/12 (A)                           300,000         309,126
         5.250%, 07/01/13 (A)                         1,000,000       1,030,220
         5.375%, 07/01/16 (A)                         2,120,000       2,181,077
         5.375%, 07/01/17 (A)                         2,410,000       2,478,950
      El Camino, Community College,
         GO, AGM Insured
         5.000%, 08/01/16 (A)                         1,000,000       1,162,670
      Fallbrook, Unified High School District,
         GO, National-RE FGIC Insured
         5.375%, 09/01/12                               250,000         271,425
      Fontana, Unified School District, Ser A,
         GO, AGM Insured
         5.250%, 08/01/19 (A)                           980,000       1,098,845
      Gilroy, Unified School District,
         Election 2008, Ser A, GO
         5.250%, 08/01/22 (A)                         1,800,000       2,055,816
      Grant, Joint Union High School District,
         Election 2006, GO, AGM Insured
         5.000%, 08/01/21 (A)                           975,000       1,076,888
      Hayward, Unified School District, GO
         5.000%, 08/01/25 (A)                         1,000,000       1,046,110
      Irvine, Improvement Bond Act of 1915,
         Limited Obligation Reassesment,
         Ser 85-7-A, Special Assessment,
         AGM Insured, SPA Dexia Credit
         0.280%, 09/02/32 (A) (C)                     6,682,000       6,682,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Kings River, Conservation District,
         Pine Flat Power,Ser F, RB
         4.625%, 01/01/11                           $   500,000   $     503,560
      Livermore-Amador Valley, Water
         Management Authority,
         Ser A, RB, AMBAC Insured
         5.000%, 08/01/13 (A)                           410,000         423,346
         5.250%, 08/01/14 (A)                           750,000         774,315
      Lodi, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/22 (A)                         1,000,000       1,059,890
      Long Beach, Community College District,
         Election 2008, Ser A, GO
         5.000%, 06/01/24 (A)                           300,000         327,423
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         4.000%, 08/01/14                               100,000         110,531
         5.250%, 08/01/24 (A)                           200,000         226,804
         5.250%, 08/01/25 (A)                         1,615,000       1,821,042
         Ser B, GO
         5.250%, 08/01/24 (A)                         1,045,000       1,185,051
      Los Angeles County, Metropolitan
         Transportation Authority,
         Sales Tax Project,
         Proposition A, 1st Tier Senior, RB
         5.000%, 07/01/11                               155,000         159,765
         Ser A, AGM Insured
         5.000%, 07/01/18 (A)                         1,160,000       1,280,884
      Los Angeles County, Public Works
         Financing Authority,
         Flood Control District, Ser A,
         RB, National-RE Insured
         5.000%, 03/01/11                               200,000         202,982
         Regional Park & Open Space,
         Special Assessment,
         AGM Insured
         5.000%, 10/01/11                               100,000         104,104
         5.000%, 10/01/12                               735,000         795,917
      Los Angeles County, Sanitation Districts
         Financing Authority, Capital Project,
         Ser A, RB,
         AGM Insured
         5.000%, 10/01/21 (A)                           245,000         270,071
      Los Angeles County, Tax & Revenue
         Anticipation Notes, GO
         2.000%, 06/30/11                               165,000         166,723
      Los Angeles Harbor Department,
         Ser A, RB
         5.000%, 08/01/20 (A)                         2,000,000       2,335,720
         5.250%, 08/01/21 (A)                           350,000         410,162

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  49

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Los Angeles,
         Ser A, GO,
         National-RE FGIC Insured
         5.250%, 09/01/11                           $   250,000   $     260,138
         National-RE Insured
         5.250%, 09/01/11                               860,000         894,649
         5.000%, 09/01/21 (A)                         3,500,000       3,713,430
         Ser B, GO,
         AGM Insured
         5.000%, 09/01/16 (A)                         1,000,000       1,155,320
      Los Angeles, Community College District,
         Election 2001, Ser A, GO,
         National-RE FGIC Insured
         5.000%, 08/01/23 (A)                           500,000         549,095
         Election 2003, Ser E, GO,
         AGM Insured
         5.000%, 08/01/17 (A)                         1,000,000       1,149,120
         5.000%, 08/01/23 (A)                         1,330,000       1,446,641
         Election 2008, Ser A, GO
         5.500%, 08/01/22 (A)                         1,500,000       1,747,575
         5.500%, 08/01/24 (A)                           900,000       1,026,531
      Los Angeles, Department of Airports,
         Airport Revenue, Los Angeles
         International Airport, Ser C, RB
         5.250%, 05/15/21 (A)                         1,000,000       1,101,080
      Los Angeles, Department of Water & Power,
         Ser A, Sub Ser A-2, RB,
         National-RE Insured
         5.000%, 07/01/19 (A)                         2,500,000       2,745,975
         Ser A-A-1, RB,
         AGM Insured
         5.250%, 07/01/20 (A)                           150,000         154,269
         National-RE Insured
         5.250%, 07/01/11                             1,175,000       1,212,177
         5.250%, 07/01/13 (A)                         2,075,000       2,138,412
         Ser B, RB,
         National-RE Insured
         5.000%, 07/01/13                               430,000         477,936
         Sub Ser A-2, RB,
         AGM Insured
         5.000%, 07/01/25 (A)                         2,000,000       2,173,620
      Los Angeles, Unified School District, GO,
         Election 1997, Ser E,
         National-RE Insured,
         Prerefunded @ 100
         5.500%, 07/01/12 (A) (B)                     1,390,000       1,507,247
         National-RE Insured,
         5.500%, 07/01/12                             1,380,000       1,489,903
         Ser D
         5.250%, 07/01/24 (A)                         1,000,000       1,109,220

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Ser I
         5.000%, 07/01/25 (A)                       $ 1,750,000   $   1,891,593
         Ser KRY
         5.000%, 07/01/11                               785,000         808,762
      Los Angeles, Waste Water System,
         RB, AGM Insured
         5.000%, 06/01/22 (A)                           900,000         969,615
         Ser C, RB, National-RE Insured
         5.375%, 06/01/12                             1,180,000       1,265,621
         Sub Ser A, RB,
         National-RE Insured
         5.000%, 06/01/26 (A)                           580,000         615,670
      Los Gatos-Saratoga, Joint Unified
         High School, Election 1998,
         Ser B, GO, Prerefunded @ 101
         4.600%, 12/01/10 (A) (B)                       875,000         886,751
      M-S-R Public Power Authority,
         San Juan Project,
         Ser I, RB, National-RE Insured
         5.000%, 07/01/14 (A)                         2,630,000       2,689,044
      Metropolitan, Water District of
         Southern California,
         Ser A, RB
         5.375%, 07/01/12 (A)                         2,340,000       2,441,228
         Ser A-1, RB,
         SPA JPMorgan Chase
         0.240%, 07/01/23 (A) (C)                     5,000,000       5,000,000
      Modesto Irrigation District, COP,
         Capital Improvements, Ser A
         5.500%, 10/01/25 (A)                         1,500,000       1,643,595
      North Orange County, Community College
         District, GO, National-RE Insured
         5.000%, 08/01/15                             1,000,000       1,167,180
      Northern California Transmission
         Agency Revenue,
         California-Oregon Transmission Project,
         Ser A, RB
         5.000%, 05/01/22 (A)                         1,035,000       1,131,524
         AGM Insured, SPA Dexia Credit
         0.300%, 05/01/24 (A) (C)                     5,500,000       5,500,000
      Norwalk, La Mirada Unified School
         District, Election 2002, Ser A, GO,
         FGIC Insured, Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                     1,800,000       2,018,916
      Orange County, Sanitation District,
         Ser B, COP, AGM Insured
         5.000%, 02/01/17                               450,000         528,287
         5.000%, 02/01/23 (A)                         2,615,000       2,893,419
         5.000%, 02/01/25 (A)                         1,200,000       1,314,924

                                            See note to schedule of investments.

50  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Orange County, Water District,
         Ser B, COP, National-RE Insured
         5.000%, 08/15/24 (A)                       $   700,000   $     762,909
      Pajaro Valley Unified School District,
         GO, AGM Insured
         5.250%, 08/01/21 (A)                           500,000         557,580
      Paramount, Unified School District,
         GO, AGM Insured
         5.000%, 09/01/15                             1,000,000       1,152,310
      Pasadena Unified School District,
         GO, National-RE FGIC Insured
         5.000%, 11/01/10                               400,000         400,000
      Port of Oakland, RB,
         Ser B, National-RE Insured
         5.000%, 11/01/18 (A)                         1,225,000       1,348,505
         Ser M, FGIC Insured,
         Prerefunded @ 100
         5.250%, 11/01/12 (A) (B)                     1,000,000       1,096,250
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                         1,500,000       1,631,925
         5.000%, 06/01/24 (A)                         1,010,000       1,084,993
      Redwood City, Elementary School District,
         GO, National-RE FGIC Insured
         5.500%, 08/01/14                               900,000       1,003,752
      Riverside, Community College,
         GO, AGM Insured
         5.000%, 08/01/19 (A)                         1,750,000       1,950,323
      Sacramento City, Financing Authority
         Revenue, Captial Improvement,
         Ser A, RB, AMBAC Insured
         5.250%, 12/01/19                               480,000         493,766
      Sacramento County, Sanitation District,
         RB, Financing Authority, Sub Lien,
         Sacramento Regional,
         Ser C, Bank of America Insured
         0.290%, 12/01/30 (A) (C)                     5,000,000       5,000,000
      Sacramento, Municipal Utility District, RB,
         Electric Power &
         Light Revenues,
         Ser P, AGM Insured
         5.250%, 08/15/13 (A)                         1,635,000       1,695,495
         Ser R, National-RE Insured
         5.000%, 08/15/15                             1,480,000       1,699,750
         5.000%, 08/15/16 (A)                         1,000,000       1,092,460
         5.000%, 08/15/22 (A)                           500,000         534,640
         Ser U, AGM Insured
         5.000%, 08/15/23 (A)                         1,560,000       1,739,525

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Bernardino County,
         Community College District, GO,
         AGM Insured
         5.000%, 08/01/15                           $ 1,000,000   $   1,170,190
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                         1,000,000       1,203,130
      San Bernardino, Municipal Water
         Department, Sewer Authority, COP,
         National-RE FGIC Insured
         5.000%, 02/01/11 (A)                         1,130,000       1,138,769
      San Diego County, Water Authority, COP,
         Ser A, AGM Insured
         5.000%, 05/01/20 (A)                         1,000,000       1,142,710
         Water Revenues, Ser 2008A,
         National-RE FGIC Insured
         5.250%, 05/01/16                             1,310,000       1,557,498
      San Diego, Public Facilities
         Financing Authority,
         RB, National-RE Insured
         5.000%, 08/01/14 (A)                         1,050,000       1,126,797
         Sewer Authority, Ser B, RB
         5.500%, 05/15/23 (A)                         3,165,000       3,676,591
         Water Authority, Ser B, RB
         5.000%, 08/01/21 (A)                         1,000,000       1,144,510
      San Francisco City & County,
         Academy Sciences
         Improvement, Ser E, GO,
         National-RE Insured
         5.000%, 06/15/24 (A)                         2,025,000       2,158,326
         Airport Commission,
         International Airport,
         Second Series, Issue 32F,
         RB, National-RE FGIC Insured
         5.250%, 05/01/19                             2,000,000       2,306,060
         5.000%, 05/01/22 (A)                         2,000,000       2,142,580
         Issue 32F, Ser D, RB, AGM
         Insured, SPA Dexia Credit
         0.310%, 05/01/26 (A) (C)                     2,115,000       2,115,000
         Public Utilities Commission,
         Water Revenue,
         Ser A, RB, AGM Insured
         5.000%, 11/01/10                             1,000,000       1,000,000
         5.000%, 11/01/11                             1,000,000       1,045,200
         5.000%, 11/01/23 (A)                         1,000,000       1,102,750
         Ser B, RB, National-RE Insured
         5.000%, 11/01/15 (A)                         1,250,000       1,349,788
         Unified School District, Prop A,
         Ser B, GO, Election 2003,
         AGM Insured
         5.000%, 06/15/20 (A)                         1,815,000       1,957,006
         5.000%, 06/15/22 (A)                           645,000         691,775

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  51

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Ser B, GO, Election 2006
         5.250%, 06/15/23 (A)                       $   820,000   $     945,025
      San Francisco, Bay Area Rapid Transit,
         RB, AMBAC Insured
         5.250%, 07/01/14 (A)                           300,000         309,045
      San Francisco, Community College District,
         Election 2001, Ser B, GO,
         National-RE Insured
         5.000%, 06/15/20 (A)                         2,085,000       2,253,405
      San Joaquin County, Delta Community
         College District, Election 2004,
         Ser A, GO, AGM Insured
         4.500%, 08/01/15                             1,000,000       1,147,250
      San Jose, Financing Authority,
         Convention Center Project,
         Ser F, RB, National-RE Insured
         4.250%, 09/01/11                             2,015,000       2,079,540
      San Juan, Unified School District,
         GO, Election 2002, AGM Insured
         5.000%, 08/01/26 (A)                         1,560,000       1,701,882
      San Lorenzo, Unified School District,
         Election 2008, Ser A,
         GO, Assured Guaranty Insured
         5.000%, 08/01/22 (A)                           325,000         353,516
      San Mateo, County, Transit District,
         Ser A, RB, National-RE Insured
         5.250%, 06/01/16                             2,000,000       2,348,340
      San Mateo, Joint Powers Financing
         Authority, Lease Revenue,
         Capital Projects, Ser A, RB
         5.250%, 07/15/24 (A)                         1,000,000       1,114,920
      San Mateo, Unified High School District,
         Election 2000, Ser A, GO,
         FGIC Insured, Prerefunded @ 100
         5.375%, 09/01/11 (A) (B)                     2,195,000       2,288,156
      San Ramon Valley, Unified School
         District, Election 2002,
         GO, AGM Insured
         5.250%, 08/01/18 (A)                         1,280,000       1,453,107
      Santa Ana, Community Redevelopment
         Agency, Mainplace Project,
         Ser E, ETM, RB, USGOV Insured
         6.400%, 12/15/10                                85,000          85,428
      Santa Clara, Valley Transportation
         Authority, Measure A,
         Ser A, RB, AMBAC Insured
         5.000%, 04/01/25 (A)                           400,000         438,024
      Santa Maria, Joint Unified High School
         District, Ser A, ETM, GO, AGM Insured
         5.500%, 08/01/15                               510,000         603,075

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Solano County, Community College,
         Election 2002, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                   $ 1,865,000   $   2,086,394
      Southern California,
         Public Power Authority,
         Power Project Revenue,
         Canyon Power, Ser A, RB
         5.000%, 07/01/25 (A)                         2,950,000       3,296,566
         Palo Verde Sub, Ser A, RB,
         JPMorgan Chase Insured
         0.260%, 07/01/17 (A) (C)                     4,050,000       4,050,000
         Transmission Project Revenue,
         Sub Southern
         Transmission, Ser A, RB
         5.000%, 07/01/23 (A)                         1,100,000       1,231,956
      Stockton, Unified School District,
         Election 2005, GO, AGM Insured
         5.000%, 08/01/16                               645,000         732,984
      Torrance, Unified School District,
         Election 2008, Measure Z, GO
         5.500%, 08/01/25 (A)                         1,000,000       1,150,300
      Turlock, Irrigation District,
         Ser A, RB, National-RE Insured
         6.000%, 01/01/11                               550,000         553,663
      University of California,
         Limited Project, Ser A, RB,
         National-RE Insured,
         Prerefunded @ 101
         5.000%, 05/15/12 (A) (B)                       470,000         508,141
         Ser A, RB,
         AMBAC Insured
         5.125%, 05/15/18 (A)                           705,000         771,615
         5.000%, 05/15/22 (A)                         1,500,000       1,616,400
         5.000%, 05/15/25 (A)                           500,000         533,800
         Ser F, RB,
         AGM Insured
         5.000%, 05/15/11                               125,000         128,026
         Ser O, RB
         5.500%, 05/15/22 (A)                         2,000,000       2,405,660
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $215,170,413)                                        224,422,887
                                                                  -------------

                                            See note to schedule of investments.

52  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                        1,160,046   $   1,160,046
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,160,046)                                            1,160,046
                                                                  -------------
   TOTAL INVESTMENTS - 99.3%
      (Cost $216,330,459) +                                         225,582,933
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.7%                             1,529,587
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 227,112,520
                                                                  =============

--------------------------------------------------------------------------------
+ AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $216,330,459, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $9,439,447 AND $(186,973), RESPECTIVELY.

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2010.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
RB    - REVENUE BOND
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                                          LEVEL 2        LEVEL 3
                                                          TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           10/31/10         PRICE         INPUTS         INPUTS
                                                        -------------   ------------   ------------   ------------
   Municipal Bonds                                      $ 224,422,887   $         --   $224,422,887   $         --
   Registered Investment Company                            1,160,046      1,160,046             --             --
                                                        -------------   ------------   ------------   ------------
Total:                                                  $ 225,582,933   $  1,160,046   $224,422,887   $         --
                                                        =============   ============   ============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  53

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 96.7%
--------------------------------------------------------------------------------
   ALASKA - 3.4%
      Alaska State, International Airports System,
         Ser D, RB, National-RE Insured
         5.000%, 10/01/22 (A)                       $ 2,000,000   $   2,147,840
      Anchorage, City of Anchorage Schools,
         Ser B, GO,
         5.000%, 08/01/24 (A)                         1,000,000       1,103,070
         National-RE FGIC Insured
         5.000%, 09/01/17                               500,000         594,920
                                                                  -------------
                                                                      3,845,830
                                                                  -------------
   ARIZONA - 2.7%
      Arizona State, Transportation Board &
         Highway Revenue, Ser A, RB
         5.250%, 07/01/17 (A)                         1,015,000       1,105,660
         Phoenix, GO, Ser A
         6.250%, 07/01/17                             1,000,000       1,269,500
         Tucson, Water Revenue, RB
         5.000%, 07/01/21 (A)                           640,000         727,552
                                                                  -------------
                                                                      3,102,712
                                                                  -------------
   CALIFORNIA - 18.6%
      California State, Department of
         Transportation, Federal Highway
         Grant Anticipation Bonds,
         5.000%, 02/01/14                             1,000,000       1,126,680
      California State, Department of
         Water Resources,
         Central Valley Project,
         Ser X, RB, National-RE FGIC Insured
         5.500%, 12/01/15                               625,000         755,631
         Central Valley Project,
         Ser Z, RB, National-RE FGIC Insured
         5.000%, 12/01/12                               500,000         546,230
         Power Supply Revenue,
         RB, Ser H, AGM Insured
         5.000%, 05/01/22 (A)                         1,000,000       1,114,870
      California State, Educational
         Facilities Authority,
         Loyola-Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12                             1,000,000       1,039,600
      California State, GO,
         Various Purposes,
         5.625%, 04/01/25 (A)                         1,000,000       1,106,780
         5.250%, 10/01/21 (A)                         1,000,000       1,116,720
      Chico, Unified School District,
         Ser B, GO, AGM Insured
         5.000%, 08/01/25 (A)                         1,625,000       1,750,157

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Contra Costa, Water District,
         Ser E, RB, AMBAC Insured
         6.250%, 10/01/12                           $   375,000   $     402,727
      Elsinore Valley, Municipal
         Water District, COP,
         National-RE FGIC Insured
         5.375%, 07/01/18                               750,000         872,753
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         5.250%, 08/01/24 (A)                           525,000         595,361
         5.250%, 08/01/25 (A)                         1,000,000       1,127,580
      Los Angeles, Ser A, GO,
         National-RE Insured
         5.250%, 09/01/12                               625,000         674,406
      Los Angeles, Unified School District,
         GO, Ser I
         5.000%, 07/01/25 (A)                         1,000,000       1,080,910
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                         1,000,000       1,087,950
      Sacramento Municipal Utility District,
         Ser R, RB, National-RE Insured
         5.000%, 08/15/23 (A)                           500,000         530,480
      San Bernardino County,
         Community College District,
         GO, Election 2002, Ser A
         6.250%, 08/01/24 (A)                           850,000       1,022,661
      San Francisco City & County,
         Airport Commission,
         International Airport,
         5.250%, 05/01/19                             1,000,000       1,153,030
      San Jose, Redevelopment Agency, TA,
         ETM, National-RE Insured,
         Prerefunded @100 (B)
         6.000%, 08/01/15                               330,000         404,029
         National-RE Insured
         6.000%, 08/01/15                               775,000         869,411
      San Ramon Valley, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/18 (A)                         1,670,000       1,895,851
      Torrance, Unified School District,
         Election of 2008, Measure Y, GO
         5.500%, 08/01/25 (A)                           750,000         856,650
                                                                  -------------
                                                                     21,130,467
                                                                  -------------

                                            See note to schedule of investments.

54  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   COLORADO - 2.8%
      Denver, City & County Airport Revenue,
         Ser C, RB, LOC JPMorgan Chase (C)
         0.260%, 11/15/22 (A)                       $ 2,000,000   $   2,000,000
      Fort Collins, Water Utility Enterprise
         Water Revenue, RB
         4.000%, 12/01/10                               500,000         501,335
      Regional Transportation District,
         Sales Tax, Ser B, RB, AMBAC Insured
         5.250%, 11/01/12                               600,000         655,482
                                                                  -------------
                                                                      3,156,817
                                                                  -------------
   CONNECTICUT - 1.5%
      Connecticut State, Ser C, GO
         5.000%, 06/01/14                             1,455,000       1,655,179
                                                                  -------------
   FLORIDA - 2.1%
      Florida State, Board of Education
         Capital Outlay, Ser A, GO,
         State Guarantee Insured
         5.500%, 06/01/11                               150,000         154,437
      Florida State, Municipal Power Agency
         Revenue, All Requirements Supply,
         Ser C, RB, LOC Bank of America (C)
         0.220%, 10/01/35 (A)                         1,340,000       1,340,000
      Jacksonville, Local Government,
         Sales Tax Revenue,
         RB, National-RE FGIC Insured
         5.500%, 10/01/13                               770,000         866,088
                                                                  -------------
                                                                      2,360,525
                                                                  -------------
   GEORGIA - 1.3%
      Atlanta, Water & Wastewater Revenue,
         Ser A, RB, National-RE FGIC Insured
         5.500%, 11/01/13                             1,000,000       1,109,240
      Georgia State, Road & Tollway Authority,
         Federal Highway Grant Anticipation
         Bonds, Ser A, RB
         4.000%, 06/01/11                               120,000         122,539
         Reimbursement Revenue,
         Ser A, RB, AGM Insured
         5.000%, 06/01/14                               250,000         282,795
                                                                  -------------
                                                                      1,514,574
                                                                  -------------
   HAWAII - 7.0%
      Hawaii County, Ser A, GO, FGIC Insured,
         Prerefunded @ 100 (B)
         5.500%, 07/15/11                               635,000         658,025
      Hawaii State, Highway Revenue,
         Ser B, RB, AGM Insured
         5.000%, 07/01/15                             1,000,000       1,161,380

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   HAWAII - (CONTINUED)
      Honolulu City and County,
         Ser A, GO
         5.000%, 04/01/25 (A)                       $ 1,000,000   $   1,136,530
         Ser A, GO, AGM Insured,
         Prerefunded @ 100 (B)
         5.375%, 09/01/11                             1,150,000       1,197,127
         Ser A, GO, National-RE Insured
         5.000%, 07/01/25 (A)                         1,895,000       2,079,213
      Kauai County, Ser A, GO,
         National-RE Insured
         5.625%, 08/01/13 (A)                           440,000         455,184
      Kauai County, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100 (B)
         5.625%, 08/01/11                                60,000          62,369
      University of Hawaii Revenue,
         Ser A, RB,
         5.500%, 10/01/22 (A)                           500,000         588,535
         5.500%, 10/01/23 (A)                           500,000         584,310
                                                                  -------------
                                                                      7,922,673
                                                                  -------------
      IDAHO - 4.1%
      Idaho State, Housing & Finance
         Association, Grant & Revenue
         Anticipation, Federal Highway Trust, RB,
         National-RE Insured
         5.000%, 07/15/15                             1,000,000       1,152,840
         Ser A
         5.000%, 07/15/22 (A)                           580,000         652,610
         5.250%, 07/15/24 (A)                         1,525,000       1,718,721
      Twin Falls County, School District No. 411,
         GO, National-RE Insured
         5.000%, 09/15/16                             1,000,000       1,139,110
                                                                  -------------
                                                                      4,663,281
                                                                  -------------
   ILLINOIS - 9.9%
      Chicago,
         Ser A, GO, AGM Insured
         5.000%, 01/01/23 (A)                         1,075,000       1,139,543
         Ser C, GO
         5.000%, 01/01/23 (A)                         1,285,000       1,393,210
      Chicago, Board of Education,
         Dedicated Revenues,
         Ser B, GO, AMBAC Insured
         5.000%, 12/01/23 (A)                         1,375,000       1,464,224
      Chicago, O'Hare International Airport,
         3rd Lien, Ser D, RB,
         LOC Dexia Credit Local (C)
         0.290%, 01/01/35                             1,450,000       1,450,000
         Ser B, RB, AGM Insured
         5.000%, 01/01/19 (A)                         1,705,000       1,892,414

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  55

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   ILLINOIS - (CONTINUED)
      Chicago, Project & Refunding, Ser A, GO
         5.250%, 01/01/21 (A)                       $ 1,020,000   $   1,136,943
      Illinois State Toll Highway Authority,
         Toll Highway Revenue, Senior Priority,
         Ser A-1, RB, AGM Insured (C)
         0.310%, 01/01/31                             2,000,000       2,000,000
      Illinois State, GO, National-RE Insured
         5.000%, 08/01/26 (A)                           700,000         708,750
                                                                  -------------
                                                                     11,185,084
                                                                  -------------
   MARYLAND - 0.2%
      Maryland Water Quality Financing
         Administration Revolving Loan
         Fund, Ser A, RB
         3.250%, 03/01/11                               250,000         252,422
                                                                  -------------
   MASSACHUSETTS - 4.2%
      Massachusetts State,
         School Building Authority,
         Ser A, RB, AGM Insured
         5.000%, 08/15/14                             1,525,000       1,746,003
         Ser A, GO,
         6.000%, 11/01/10                               455,000         455,000
         Ser C, GO, AGM Insured
         5.500%, 11/01/10                               140,000         140,000
         Water Resources Authority,
         Ser A, RB, National-RE Insured
         5.250%, 08/01/15                             1,040,000       1,225,775
         5.250%, 08/01/16                             1,000,000       1,196,500
                                                                  -------------
                                                                      4,763,278
                                                                  -------------
      NEVADA - 5.2%
      Clark County,
         Limited Tax-Bond Bank, GO
         5.000%, 06/01/25 (A)                         2,300,000       2,486,484
         School District, Ser A, GO, AGM Insured
         5.500%, 06/15/16 (A)                           500,000         558,515
      Las Vegas, Valley Water District,
         Refunding & Water Improvement,
         Ser A, GO, National-RE FGIC Insured
         5.250%, 06/01/18 (A)                         1,305,000       1,408,643
      Las Vegas, Water District Revenue,
         Ser B, GO, National-RE Insured
         5.250%, 06/01/14 (A)                           300,000         326,475
      Nevada State, Ser B, GO, AGM Insured
         5.000%, 08/01/24 (A)                           525,000         563,057
      Nevada State, Capital Improvements,
         Ser A, GO, National-RE Insured
         5.000%, 11/01/16 (A)                           500,000         530,210
                                                                  -------------
                                                                      5,873,384
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NEW JERSEY - 3.1%
      Cape May County,
         General Improvement, GO
         2.500%, 07/15/12                           $   100,000   $     103,467
      Environmental Infrastructure Trust,
         Ser A, RB, Prerefunded @ 101 (B)
         4.750%, 09/01/22                               100,000         104,708
      Maplewood Township,
         General Improvement, GO, AGM Insured
         3.125%, 02/01/11                               200,000         201,384
      New Jersey State,
         Ser H, GO
         5.250%, 07/01/11                               100,000         103,260
         Ser L, GO, AMBAC Insured
         5.250%, 07/15/16                             1,075,000       1,271,832
         Transportation Trust Fund Authority,
         Ser A, RB
         5.250%, 12/15/21                               515,000         587,193
         Transportation Trust Fund Authority,
         Ser C, ETM, RB, National-RE Insured
         5.250%, 06/15/15                             1,000,000       1,184,810
                                                                  -------------
                                                                      3,556,654
                                                                  -------------
   NEW YORK - 4.9%
      New York State,
         Power Authority, Ser A, RB, FGIC Insured
         3.400%, 11/15/11                               100,000         103,111
         Ser C-1, GO, AGM Insured
         5.000%, 10/01/24 (A)                         1,000,000       1,100,370
         Ser M, GO, AGM Insured
         5.000%, 04/01/15                             1,000,000       1,149,300
      New York State, Environmental
         Facilities Corp., State Clean Water
         and Drinking, Ser A, RB
         4.000%, 06/15/11                               150,000         153,444
      New York State, Thruway Authority,
         Highway and Bridge Trust Fund
         Ser A, RB, National-RE FGIC Insured
         5.500%, 04/01/11                               190,000         194,064
         Personal Income Tax Revenue
         Transportation, Ser A, RB
         5.000%, 03/15/12                               175,000         185,936
         Personal Income Tax Revenue, Ser A, RB
         5.000%, 03/15/11                               300,000         305,229
         Second Highway and Bridge Trust Fund,
         Ser A, RB, National-RE Insured,
         Prerefunded @ 100
         5.000%, 04/01/18                             1,075,000       1,218,846
         5.000%, 04/01/21 (A)                         1,000,000       1,144,480
                                                                  -------------
                                                                      5,554,780
                                                                  -------------

                                            See note to schedule of investments.

56  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   OHIO - 0.5%
      Ohio State University,
         General Receipt, Ser A, RB
         5.250%, 12/01/11                           $   400,000   $     420,352
      Ohio State, Water Development
         Authority, Pollution Control
         Revenue, Water Loan Fund Water
         Quality, Ser B, RB
         5.000%, 12/01/10                               200,000         200,734
                                                                  -------------
                                                                        621,086
                                                                  -------------
   OREGON - 6.1%
      Chemeketa, Community College District,
         ETM, GO, FGIC Insured
         5.500%, 06/01/12                             1,060,000       1,136,214
      Deschutes County, Administrative
         School District No. 1, GO,
         AGM School Board Guarantee Insured
         5.000%, 12/15/11                               100,000         105,062
      McMinnville, School District, No. 40,
         GO, AGM Insured
         5.000%, 06/15/11                             1,000,000       1,028,240
      Oregon State, Department of Transportation,
         Highway User Tax Revenue,
         Ser A, RB, Prerefunded @ 100 (B)
         5.000%, 11/15/19                               100,000         116,161
      Portland, Sewer System Revenue,
         First Lien, Ser A, RB, National-RE Insured
         5.000%, 06/01/14                               355,000         404,512
         Second Lien, Ser B, RB, AGM Insured
         5.000%, 06/15/23 (A)                         1,160,000       1,300,105
      Washington County, School District
         Authority No. 15, GO, AGM Insured
         5.000%, 06/15/14                             1,000,000       1,140,570
      Washington, Multnomah & Yamill Counties,
         School District Authority,
         GO, National-RE Insured
         5.000%, 06/01/11                               550,000         564,619
      Yamill County, School District
         Authority No. 29J, GO,
         National-RE FGIC Insured
         5.250%, 06/15/16                             1,000,000       1,156,290
                                                                  -------------
                                                                      6,951,773
                                                                  -------------
   TEXAS - 8.7%
      Austin, Water and Waste Water System
         Revenue, RB, LOC Dexia Credit Local (C)
         0.300%, 05/15/31 (A)                         1,200,000       1,200,000
      Denton, Utilities System Revenue, RB,
         National-RE Insured
         5.250%, 12/01/23                             1,065,000       1,138,570

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   TEXAS - (CONTINUED)
      Houston, Texas Utility System Revenue,
         First Lien, Ser A, RB, AGM Insured
         5.250%, 11/15/17                           $ 1,000,000   $   1,199,170
      Lamar Consolidated Independent
         School District, Schoolhouse,
         GO, PSF Insured
         5.000%, 02/15/17                               800,000         953,000
      Lower Colorado River Authority, RB
         5.000%, 05/15/22 (A)                           775,000         852,903
         Texas Revenue, RB
         5.000%, 05/15/21 (A)                           935,000       1,039,140
      North East Independent School District,
         Ser A, GO, PSF Insured
         5.000%, 08/01/17                               500,000         598,020
      San Antonio, Water Revenue,
         RB, AGM Insured
         5.500%, 05/15/15 (A)                           500,000         537,660
         RB, National-RE FGIC Insured
         5.000%, 05/15/17                             1,000,000       1,184,890
      Texas State, University Systems
         Financing Revenue, RB
         5.250%, 03/15/21 (A)                         1,000,000       1,155,550
                                                                  -------------
                                                                      9,858,903
                                                                  -------------
   UTAH - 2.0%
      Park City, Utah School District,
         Utah School Board, GO,
         School Board Insured
         4.000%, 02/01/11                               300,000         302,718
      Utah State, Board of Regents
         Auxilliary & Campus Facilities
         Revenue, Ser A, RB, National-RE Insured
         5.000%, 04/01/17 (A)                         1,500,000       1,672,935
      Washington County School District,
         St. George Building, Utah School
         Board Guarantee Program, GO,
         School Board Guarantee
         3.750%, 03/01/11                               300,000         303,387
                                                                  -------------
                                                                      2,279,040
                                                                  -------------
   VIRGINIA - 0.1%
      Virginia State, Ser B, GO
         3.000%, 06/01/11                               100,000         101,569
                                                                  -------------
   WASHINGTON - 8.3%
      Energy Northwest, Electric Revenue,
         Columbia Generating,
         Ser B, RB, AMBAC Insured
         6.000%, 07/01/18 (A)                           500,000         541,855

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  57

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WASHINGTON - (CONTINUED)
         Project No. 1,
         Ser B, RB, National-RE Insured
         6.000%, 07/01/17 (A)                       $ 1,805,000   $   1,957,667
      King County,
         School District No. 210, GO,
         School Board Guarantee Insured,
         Prerefunded @ 100 (B)
         5.000%, 06/01/20                               155,000         166,075
         School District No. 410, GO,
         National-RE FGIC Insured
         5.500%, 12/01/10                             1,285,000       1,290,204
         Pierce County, GO, AMBAC Insured
         5.125%, 08/01/16 (A)                         1,375,000       1,579,270
      Seattle, Limited Tax, Ser B, GO,
         5.500%, 03/01/11                             1,935,000       1,968,069
         ETM, Prerefunded @ 100 (B)
         5.500%, 03/01/11                                65,000          66,113
      Snohomish County, School District No. 015
         Edmonds, Ser A, GO, AGM Insured
         5.000%, 12/01/10                               500,000         501,840
      Washington State,
         Ser A, GO,
         5.000%, 07/01/19 (A)                         1,000,000       1,165,170
         Variable Purpose, Ser 2003A, GO,
         National-RE FGIC Insured,
         Prerefunded @ 100 (B)
         5.000%, 07/01/18                               200,000         215,042
                                                                  -------------
                                                                      9,451,305
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $104,038,872)                                        109,801,336
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.8%
--------------------------------------------------------------------------------
      Fidelity Institutional
         Tax-Exempt Portfolio                         2,068,003   $   2,068,003
                                                                  -------------
         TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,068,003)                                            2,068,003
                                                                  -------------
   TOTAL INVESTMENTS - 98.5%
      (Cost $106,106,875) +                                         111,869,339
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.5%                             1,657,913
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 113,527,252
                                                                  =============

--------------------------------------------------------------------------------
+ AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $106,106,875, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,776,628 AND $(14,164), RESPECTIVELY.

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY DATE.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2010.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
PSF   - PRIORITY SOLIDARITY FUND
RB    - REVENUE BOND
SER   - SERIES
TA    - TAX ALLOCATION

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                                          LEVEL 2        LEVEL 3
                                                          TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           10/31/10         PRICE         INPUTS         INPUTS
                                                        -------------   ------------   ------------   ------------
   Municipal Bonds                                      $ 109,801,336   $         --   $109,801,336   $         --
   Registered Investment Company                            2,068,003      2,068,003             --             --
                                                        -------------   ------------   ------------   ------------
Total:                                                  $ 111,869,339   $  2,068,003   $109,801,336   $         --
                                                        =============   ============   ============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

58  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 53.4%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.0%
      Comcast
         5.500%, 03/15/11                           $   500,000   $     509,015
         5.300%, 01/15/14                             1,150,000       1,285,170
      DIRECTV Holdings/DIRECTV Financing
         6.375%, 06/15/15                             1,500,000       1,552,500
      Georgia-Pacific (A)
         7.000%, 01/15/15                             1,500,000       1,565,625
      JC Penney
         9.000%, 08/01/12                               500,000         547,500
      Macy's Retail Holdings
         5.350%, 03/15/12                               500,000         523,125
      Staples
         9.750%, 01/15/14                             1,000,000       1,238,665
         7.750%, 04/01/11                               700,000         719,317
      Time Warner Cable
         5.400%, 07/02/12                             1,000,000       1,069,690
                                                                  -------------
                                                                      9,010,607
                                                                  -------------
   CONSUMER STAPLES - 4.4%
      Anheuser-Busch Inbev Worldwide
         3.000%, 10/15/12                             1,000,000       1,039,416
      Coca-Cola
         3.625%, 03/15/14                               250,000         270,047
      General Mills
         6.000%, 02/15/12                               500,000         533,202
      Kellogg, Ser B
         6.600%, 04/01/11                               500,000         512,903
      Kraft Foods
         6.250%, 06/01/12                               500,000         541,952
      Kroger
         5.500%, 02/01/13                               750,000         820,223
         5.000%, 04/15/13                               500,000         545,109
      Safeway
         6.500%, 03/01/11                               750,000         763,241
         5.800%, 08/15/12                               500,000         539,697
                                                                  -------------
                                                                      5,565,790
                                                                  -------------
   ENERGY - 9.7%
      ConocoPhillips
         4.750%, 10/15/12                             1,000,000       1,080,639
      Energy Transfer Partners
         6.000%, 07/01/13                             1,000,000       1,103,357
      Enterprise Products Operating, Ser M
         5.650%, 04/01/13                             1,300,000       1,419,217
      Kinder Morgan Energy Partners
         5.000%, 12/15/13                             1,132,000       1,240,051
         7.500%, 11/01/10                               800,000         800,000
      Marathon Oil Corp
         6.125%, 03/15/12                               800,000         852,213
      Northern Natural Gas (A)
         7.000%, 06/01/11                               500,000         518,461

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   ENERGY - (CONTINUED)
      Rockies Express Pipeline (A)
         6.250%, 07/15/13                           $   330,000   $     359,184
      SeaRiver Maritime (B)
         0.000%, 09/01/12                             3,000,000       2,873,655
      Shell International Finance
         4.000%, 03/21/14                             1,500,000       1,634,552
      Transcontinental Gas Pipeline, Ser B
         7.000%, 08/15/11                               500,000         523,996
                                                                  -------------
                                                                     12,405,325
                                                                  -------------
   FINANCIALS - 6.8%
      Bank of America
         5.375%, 09/11/12                             1,000,000       1,061,754
      BP Capital Markets
         3.125%, 03/10/12                             1,000,000       1,023,985
      Corestates Capital I (A)
         8.000%, 12/15/26                             1,184,000       1,219,969
      First Union Institutional Capital I
         8.040%, 12/01/26                               200,000         205,780
      Goldman Sachs Group
         5.700%, 09/01/12                             1,000,000       1,075,072
      John Deere Capital
         5.100%, 01/15/13                               500,000         546,195
      John Deere Capital, MTN
         5.400%, 10/17/11                               510,000         534,568
      JPMorgan Chase
         5.125%, 09/15/14                               500,000         548,322
         4.750%, 05/01/13                             1,000,000       1,088,743
         3.125%, 12/01/11                               500,000         514,791
      Lehman Brothers Holdings, MTN (C)
         5.625%, 01/24/13                               500,000         111,875
      UNUM Group
         7.625%, 03/01/11                               250,000         254,930
      Wells Fargo
         3.000%, 12/09/11                               500,000         514,810
                                                                  -------------
                                                                      8,700,794
                                                                  -------------
   FOREIGN GOVERNMENT - 0.8%
      Province of British Columbia
         2.850%, 06/15/15                             1,000,000       1,063,581
                                                                  -------------
                                                                      1,063,581
                                                                  -------------
   HEALTH CARE - 3.9%
      Boston Scientific
         5.450%, 06/15/14                             1,000,000       1,067,237
      Cigna
         7.000%, 01/15/11                               500,000         506,098
      Eli Lilly
         3.550%, 03/06/12                               500,000         518,819

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  59

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Pfizer
         4.450%, 03/15/12                           $   500,000   $     526,085
      UnitedHealth Group
         5.250%, 03/15/11                               750,000         761,934
      Wellpoint
         6.800%, 08/01/12                               500,000         548,959
         6.000%, 02/15/14                               475,000         539,361
      Wyeth
         5.500%, 03/15/13                               500,000         553,390
                                                                  -------------
                                                                      5,021,883
                                                                  -------------
   INDUSTRIAL - 6.7%
      Burlington Northern Santa Fe
         6.750%, 07/15/11                               500,000         522,129
         5.900%, 07/01/12                             1,560,000       1,683,858
      CSX
         5.300%, 02/15/14                             1,000,000       1,118,012
      General Electric
         5.000%, 02/01/13                             1,000,000       1,085,300
      Honeywell International
         5.625%, 08/01/12                               500,000         542,104
      L-3 Communications (B)
         5.875%, 01/15/15                             1,000,000       1,020,000
      Northwest Airlines
         6.264%, 11/20/21                             1,476,490       1,513,402
      Union Pacific
         5.450%, 01/31/13                               935,000       1,021,628
                                                                  -------------
                                                                      8,506,433
                                                                  -------------
   INFORMATION TECHNOLOGY - 1.3%
      Hewlett-Packard
         4.250%, 02/24/12                               500,000         522,777
      International Business Machines
         7.500%, 06/15/13                               500,000         586,061
      Oracle
         5.000%, 01/15/11                               500,000         504,650
                                                                  -------------
                                                                      1,613,488
                                                                  -------------
   MATERIALS - 3.6%
      Dow Chemical
         4.850%, 08/15/12                             1,000,000       1,062,700
      Praxair
         3.950%, 06/01/13                             1,040,000       1,118,208
      Rio Tinto Alcan
         5.200%, 01/15/14                             1,250,000       1,373,764
      Teck Resources
         7.000%, 09/15/12                               998,000       1,062,620
                                                                  -------------
                                                                      4,617,292
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES - 2.8%
      AT&T
         5.875%, 08/15/12                           $ 1,250,000   $   1,360,031
      Thomson Reuters
         5.950%, 07/15/13                             1,000,000       1,127,143
      Verizon Communications
         5.250%, 04/15/13                             1,000,000       1,105,092
                                                                  -------------
                                                                      3,592,266
                                                                  -------------
   UTILITIES - 6.4%
      Consolidated Natural Gas
         5.000%, 03/01/14                             1,000,000       1,106,237
      Duke Energy
         6.300%, 02/01/14                               500,000         573,106
      Exelon Generation
         5.350%, 01/15/14                             1,482,000       1,647,193
      Firstenergy, Ser B
         6.450%, 11/15/11                               500,000         522,439
      FPL Group Capital (D)
         1.172%, 06/17/11                             1,000,000       1,004,976
      MidAmerican Energy Holdings,
         5.875%, 10/01/12                               500,000         544,645
         Ser D
         5.000%, 02/15/14                               500,000         549,063
      Pacific Gas & Electric
         4.200%, 03/01/11                             1,000,000       1,012,186
      Southern California Edison
         5.750%, 03/15/14                               500,000         574,801
      Xcel Energy
         7.000%, 12/01/10                               658,000         661,047
                                                                  -------------
                                                                      8,195,693
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $67,189,582)
                                                                     68,293,152
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 19.4%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 01/01/13                                69,068          72,031
         6.000%, 09/01/13                                16,466          17,312
         6.000%, 04/01/14                                32,790          35,137
         6.000%, 05/01/14                                31,148          33,827
         6.000%, 05/01/14                                25,069          27,224
         6.000%, 05/01/14                                18,141          19,701
         6.000%, 05/01/14                               138,878         148,822
         6.000%, 07/01/14                               122,817         130,164
         6.000%, 10/01/16                               114,213         124,249
         6.000%, 04/01/17                               349,013         380,338
         6.000%, 04/01/29                               102,230         113,804
         6.000%, 04/01/38                               565,323         617,666
         5.500%, 07/01/15                               350,698         379,549

                                            See note to schedule of investments.

60  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
         5.500%, 03/01/17                           $   116,905   $   126,074
         5.500%, 12/01/17                                12,349        13,380
         5.500%, 02/01/18                               136,682       148,100
         5.500%, 11/01/18                                12,708        13,776
         5.500%, 10/01/32                               770,713       834,968
         5.500%, 12/01/34                               500,407       541,031
         5.000%, 10/01/18                               394,363       422,210
         5.000%, 07/01/20                               174,483       186,815
      FHLMC, ARM
         5.171%, 06/01/39                               850,593       901,290
         4.640%, 11/01/35                             1,720,626     1,791,011
         2.793%, 03/01/35                               242,451       254,898
         2.748%, 10/01/36                             1,867,957     1,949,930
         2.632%, 12/01/34                             1,685,011     1,759,030
         2.631%, 01/01/34                               328,035       339,842
      FNMA
         8.000%, 06/01/30                                 4,856         5,683
         8.000%, 11/01/30                                 3,030         3,543
         6.982%, 01/01/15                                40,040        42,357
         6.500%, 06/01/16                                51,307        56,309
         6.500%, 07/01/16                                37,638        41,307
         6.500%, 11/01/16                                32,681        35,867
         6.500%, 01/01/17                                35,941        39,445
         6.500%, 02/01/17                                14,021        15,387
         6.500%, 04/01/17                                51,174        56,323
         6.500%, 07/01/17                                45,582        50,168
         6.000%, 04/01/16                               175,225       190,350
         6.000%, 04/01/16                               400,864       434,712
         6.000%, 05/01/16                               410,932       446,401
         6.000%, 05/01/16                               198,869       215,661
         6.000%, 06/01/16                                21,662        23,532
         6.000%, 08/01/16                                37,722        40,978
         6.000%, 10/01/16                                93,882       101,985
         6.000%, 05/01/18                               264,572       287,408
         5.500%, 07/01/14                               125,504       136,084
         5.500%, 09/01/14                               192,757       209,006
         5.500%, 08/01/15                               440,104       477,204
         5.500%, 12/01/16                                47,262        51,305
         5.500%, 01/01/17                               344,886       374,390
         5.500%, 09/01/17                               466,148       507,165
         5.500%, 09/01/17                                56,593        61,470
         5.500%, 10/01/17                                77,117        83,927
         5.500%, 11/01/17                               133,056       144,715
         5.500%, 12/01/17                                80,924        88,119
         5.500%, 02/01/18                                 9,264        10,088
         5.500%, 04/01/18                                20,577        22,408
         5.500%, 10/01/18                                24,776        26,911
         5.500%, 12/01/18                               906,710       984,279
         5.500%, 09/01/34                               968,206     1,047,867
         5.500%, 01/01/35                               602,474       652,122

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
         5.000%, 07/01/14                           $    33,265   $      35,470
         5.000%, 05/01/18                                22,805          24,531
         5.000%, 06/01/18                                87,067          93,654
         5.000%, 05/01/35                             1,192,889       1,274,581
      FNMA, ARM
         5.088%, 01/01/36                             1,437,950       1,499,520
         3.051%, 08/01/27                                31,055          31,501
         2.789%, 09/01/33                               176,570         184,743
         2.539%, 06/01/34                             1,393,902       1,456,465
         2.120%, 01/01/35                               487,824         506,076
      FNMA, CMO REMIC,
         Ser 2002-18, Cl PC
         5.500%, 04/25/17                               158,283         167,343
      GNMA, CMO REMIC
         Ser 52, CI A
         4.287%, 01/16/30                             1,038,314       1,059,003
         Ser 51, CI A
         4.145%, 02/16/18                               100,330         100,775
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $24,057,159)                                          24,780,317
                                                                  -------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 11.0%
--------------------------------------------------------------------------------
      Banc of America Commercial Mortgage,
         Ser 2003-2, Cl A2
         4.342%, 03/11/41                               103,100         104,234
         Ser 2005-1, Cl A3
         4.877%, 11/10/42                                83,355          83,717
      Bear Stearns Commercial
         Mortgage Securities,
         Ser 2001-TOP2, Cl A2
         6.480%, 02/15/35                               697,001         704,576
         Ser 2003-T12, Cl A3 (D)
         4.240%, 08/13/39                               640,974         650,648
         Ser 2004-PWR5, Cl A3
         4.565%, 07/11/42                               640,000         647,939
      Chase Manhattan Bank-
         First Union National Bank,
         Ser 1999-1, Cl E (D)
         7.672%, 08/15/31                               750,000         753,765
      Chase Mortgage Finance,
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                               700,164         723,083
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                               376,037         392,259
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                               793,672         823,724
      Commercial Mortgage Pass
         Through Certificates,
         Ser 2004-LB4A, Cl A3
         4.405%, 10/15/37                             1,000,000       1,014,974

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  61

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Greenwich Capital Commercial Funding,
         Ser 2004-GG1, Cl A5
         4.883%, 06/10/36                           $ 1,500,000   $   1,522,187
      Master Asset Securitization Trust,
         Ser 2003-10, Cl 2A1
         4.500%, 11/25/13                                87,067          89,378
      Merrill Lynch Mortgage Investors Trust,
         Ser 2005-A2, Cl A4 (D)
         2.800%, 02/25/35                               248,452         250,315
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                                42,683          42,673
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                               310,000         335,112
         Ser 2004-T15, Cl A2
         4.690%, 06/13/41                               199,895         200,198
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP1, Cl A4
         6.660%, 02/15/33                                52,243          52,435
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                               538,472         551,337
         Ser 2002-IQ2, Cl A4
         5.740%, 12/15/35                               629,024         659,288
      Wachovia Bank Commercial
         Mortgage Trust,
         Ser 2004-C15, Cl A2
         4.039%, 10/15/41                               656,393         660,959
         Ser 2005-C17, Cl A2
         4.782%, 03/15/42                               382,247         382,670
      Washington Mutual,
         Ser 2002-MS6, Cl 3A1
         6.500%, 09/25/32                               345,810         356,215
         Ser 2005-8, Cl 1A8
         5.500%, 10/25/35                               191,673         179,365
      Wells Fargo Mortgage Backed
         Securities Trust,
         Ser 2003-13, Cl A1
         4.500%, 11/25/18                             1,461,895       1,514,288
         Ser 2003-M, Cl A1 (D)
         4.680%, 12/25/33                               628,402         649,941
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                               744,743         770,730
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $13,863,037)                                          14,116,010
                                                                  -------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 8.6%
--------------------------------------------------------------------------------
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                             1,000,000       1,013,155

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A2
         4.970%, 08/01/14                           $   354,467   $     366,849
         Ser 2008-A, Cl A1
         4.192%, 02/01/20                             1,578,221       1,734,276
      Chase Issuance Trust,
         Ser 2005-A2, Cl A2 (D)
         0.326%, 12/15/14                             1,500,000       1,497,121
         Ser 2009-A3, Cl A3
         2.400%, 06/17/13                               430,000         435,258
         FPL Recovery Funding,
         Ser 2007-A, Cl A2
         5.044%, 08/01/15                             1,000,000       1,068,628
      Massachusetts RRB Special Purpose Trust,
         Ser 2001-1, Cl A
         6.530%, 06/01/15                             1,331,648       1,439,123
         Ser 2005-1, Cl A3
         4.130%, 09/15/13                               438,558         447,602
      PG&E Energy Recovery Funding,
         Ser 2005-1, Cl A5
         4.470%, 12/25/14                             1,000,000       1,070,699
         Ser 2005-2, Cl A2
         5.030%, 03/25/14                               598,113         618,491
      PSE&G Transition Funding,
         Ser 2005-1, Cl A2
         4.340%, 06/16/14                               126,764         130,253
      Public Service New Hampshire Funding,
         Ser 2001-1, Cl A3
         6.480%, 05/01/15                             1,053,282       1,132,219
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
        (Cost $10,861,731)                                           10,953,674
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 3.3%
--------------------------------------------------------------------------------
      U.S. Treasury Inflation Index Note
         2.000%, 01/15/16                             1,000,000       1,224,720
      U.S. Treasury Note
         1.375%, 09/15/12                             2,000,000       2,038,594
         1.000%, 10/31/11                             1,000,000       1,007,461
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $4,121,811)                                            4,270,775
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 4.6%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         5,846,110       5,846,110
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $5,846,110)                                            5,846,110
                                                                  -------------
   TOTAL INVESTMENTS - 100.3%
      (Cost $125,939,430) +                                         128,260,038
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.3)%                            (387,975)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 127,872,063
                                                                  =============

                                            See note to schedule of investments.

62  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
+ AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $125,939,430, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,760,992 AND $(440,384), RESPECTIVELY.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2010 WAS $3,663,239 AND REPRESENTED 2.9% OF NET ASSETS.

(B) THIS SECURITY IS SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF OCTOBER 31, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $111,875, WHICH REPRESENTS 0.1% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2010.

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                                           LEVEL 2        LEVEL 3
                                                            TOTAL FAIR      LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT       QUOTED        OBSERVABLE    UNOBSERVABLE
                                                             10/31/10       PRICE           INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Corporate Obligations                                   $ 68,293,152   $         --   $ 68,293,152   $         --
   U.S. Government Agency Mortgage-Backed Obligations        24,780,317             --     24,780,317             --
   Mortgage-Backed Securities                                14,116,010             --     14,116,010             --
   Asset-Backed Securities                                   10,953,674             --     10,953,674             --
   U.S. Treasury Obligation                                   4,270,775             --      4,270,775             --
   Registered Investment Company                              5,846,110      5,846,110             --             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $128,260,038   $  5,846,110   $122,413,928   $         --
                                                           ============   ============   ============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  63

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 96.7%
--------------------------------------------------------------------------------
   GUAM - 2.4%
      Guam Power Authority, Ser A, RB,
         National-RE-IBC Bank Insured
         5.125%, 10/01/29 (A)                       $ 3,815,000   $   3,815,420
                                                                  -------------
   MASSACHUSETTS - 0.8%
      Massachusetts State Housing Finance
         Agency, Multi-Family Housing Authority,
         ETM, RB, HUD Section 8
         7.000%, 04/01/21 (A)                           910,000       1,226,862
                                                                  -------------
   PUERTO RICO - 23.1%
      Commonwealth of Puerto Rico,
         Public Improvement,
         GO, AGM Insured, Unrefunded Balance
         5.250%, 07/01/27 (A)                           755,000         766,408
         5.125%, 07/01/30 (A)                         1,215,000       1,232,362
         GO, National-RE Insured
         5.650%, 07/01/15                             2,240,000       2,492,202
         Ser A, GO, National-RE Insured
         5.500%, 07/01/20                             1,020,000       1,121,796
         Ser A, GO, XLCA Insured
         5.500%, 07/01/17                             1,130,000       1,256,809
      Puerto Rico Commonwealth Highway
         & Transportation Authority,
         Grant Anticipation Revenue,
         RB, National-RE Insured
         5.000%, 09/15/20 (A)                           780,000         808,532
         Highway Revenue,
         Ser AA, RB, AGM Insured (A)
         4.950%, 07/01/26                             1,500,000       1,559,475
         Transportation Revenue,
         Ser E, RB, AGM Insured
         5.500%, 07/01/23                             1,120,000       1,255,923
         Transportation Revenue, Ser N, RB
         5.500%, 07/01/23                             1,120,000       1,209,141
      Puerto Rico Commonwealth
         Infrastructure Financing Authority,
         Special Tax Revenue, Ser A,
         BHAC Credit, FGIC Insured
         5.500%, 07/01/22                             1,385,000       1,643,898
         FGIC Insured
         5.500%, 07/01/21                               945,000       1,031,798
      Puerto Rico Electric Power Authority,
         Ser TT, RB
         5.000%, 07/01/22 (A)                           300,000         317,736
         5.000%, 07/01/37 (A)                         1,700,000       1,708,483
         Ser UU, RB, AGM Insured
         5.000%, 07/01/20 (A)                         1,000,000       1,098,360

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   PUERTO RICO - (CONTINUED)
         Ser WW, RB
         5.500%, 07/01/38 (A)                       $ 2,500,000   $   2,638,775
         Ser XX, RB (A)
         4.625%, 07/01/25                             2,100,000       2,153,382
      Puerto Rico Municipal Finance Agency,
         Ser A, GO, AGM Insured
         5.000%, 08/01/30 (A)                           880,000         902,326
         Ser C, GO, CIFG Insured
         5.250%, 08/01/23                             1,000,000       1,086,250
      Puerto Rico Public Buildings Authority,
         Revenue Refunding,
         Government Facilities,
         Ser H, RB, AMBAC,
         Commonwealth Guaranteed
         5.500%, 07/01/17                             1,250,000       1,382,475
         Ser L, RB, XLCA, Commonwealth
         Guaranteed
         5.500%, 07/01/21                               500,000         545,925
      Puerto Rico Sales Tax Financing,
         Corporate Sales Tax Revenue,
         First Sub-Ser A, RB
         5.500%, 08/01/37 (A)                         2,500,000       2,663,825
         5.750%, 08/01/37 (A)                         1,400,000       1,518,930
         6.375%, 08/01/39 (A)                         3,000,000       3,405,000
         6.000%, 08/01/42 (A)                         1,000,000       1,100,540
         6.500%, 08/01/44 (A)                         2,000,000       2,278,600
                                                                  -------------
                                                                     37,178,951
                                                                  -------------
   VIRGIN ISLANDS - 5.7%
      Virgin Islands Public Finance Authority,
         Gross Receipts Taxes Loan Notes, RB,
         National-RE FGIC Insured
         5.000%, 10/01/21 (A)                         2,000,000       2,097,840
         5.000%, 10/01/23 (A)                         1,000,000       1,046,250
         5.000%, 10/01/24 (A)                         2,500,000       2,599,650
         5.000%, 10/01/27 (A)                         2,000,000       2,042,980
         Senior Lien, Capital Projects,
         Ser A-1, RB
         5.000%, 10/01/39 (A)                         1,250,000       1,233,013
      Virgin Islands Water & Power Authority,
         Water Systems Revenue, Refunding,
         Asset Guarantee, RB,
         National-RE-IBC Bank MBIA Insured
         5.250%, 07/01/12 (A)                           170,000         170,524
                                                                  -------------
                                                                      9,190,257
                                                                  -------------
   WISCONSIN - 64.7%
      Appleton, Redevelopment Authority,
         Fox Cities Performing Arts Project,
         Ser A, RB, LOC Associated Bank N.A.
         4.750%, 09/01/17 (A)                           360,000         365,839
         4.850%, 09/01/19 (A)                           435,000         440,868

                                            See note to schedule of investments.

64  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Ashwaubenon, Community
         Development Authority, Lease Revenue,
         Refunding, Arena Project, RB
         4.700%, 06/01/15 (A)                       $   500,000   $     520,780
         5.050%, 06/01/19 (A)                         1,030,000       1,084,302
         5.200%, 06/01/22 (A)                           500,000         525,120
         5.000%, 06/01/23 (A)                           925,000         966,699
      Beloit, Community Development Authority,
         Lease Revenue, RB
         4.700%, 03/01/21 (A)                           345,000         365,358
         4.750%, 03/01/22 (A)                           300,000         316,494
         5.000%, 03/01/25 (A)                           650,000         689,624
      Burlington, Community Development
         Authority, Lease Revenue, RB
         4.000%, 04/01/16 (A)                           200,000         212,970
         4.100%, 04/01/17 (A)                           750,000         788,587
      Cudahy, Community Development Authority,
         Redevelopment Lease Revenue, RB
         3.250%, 06/01/11 (A)                           250,000         250,402
         3.300%, 06/01/11                               175,000         176,631
         4.000%, 06/01/12                               100,000         103,279
         3.650%, 06/01/13                               200,000         207,532
         4.250%, 06/01/17 (A)                           500,000         533,195
      Delafield, Community Development
         Authority, Redevelopment Revenue,
         St. Johns Northwestern Military, RB
         4.150%, 06/01/25 (A)                           250,000         265,182
         4.250%, 06/01/26 (A)                           330,000         350,711
         4.600%, 06/01/30 (A)                           600,000         638,004
      Eau Claire, Housing Authority, Housing
         Revenue, London Hill Townhouses
         Project, Ser A, RB
         6.250%, 05/01/15                               350,000         343,283
      Glendale, Community Development
         Authority, Lease Revenue,
         Bayshore Public Parking Facility,
         Ser A, RB
         5.000%, 10/01/24 (A)                         1,500,000       1,567,575
         4.750%, 10/01/27 (A)                         1,000,000       1,020,580
         Tax Increment District No. 7, RB
         4.350%, 09/01/16 (A)                         1,000,000       1,031,190
         4.750%, 09/01/17 (A)                         1,250,000       1,269,250
         4.500%, 09/01/18 (A)                         2,000,000       2,050,380
         4.875%, 09/01/19 (A)                         1,000,000       1,012,470
      Green Bay, Redevelopment Authority,
         Bellin Memorial Hospital Project, RB
         6.000%, 12/01/29 (A)                         1,000,000       1,082,310
         6.150%, 12/01/32 (A)                         1,000,000       1,088,080
         Ser A
         5.500%, 02/15/21 (A)                           400,000         407,156

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         Lease Revenue, Refunding,
         Convention Center Project, RB
         4.200%, 06/01/25 (A)                       $ 1,000,000   $   1,030,050
         4.300%, 06/01/29 (A)                         1,000,000       1,018,850
      Green Bay/Brown County Professional
         Football Stadium, Lambeau Field
         Renovation Project, Ser A, RB, AMBAC Insured
         4.850%, 02/01/15 (A)                         1,020,000       1,029,445
         4.900%, 02/01/16 (A)                         1,015,000       1,024,450
         5.000%, 02/01/19 (A)                         2,500,000       2,520,450
      Madison, Community Development
         Authority Revenue, Wisconsin Alumni
         Research Fund Project, RB
         5.000%, 10/01/27 (A)                           925,000       1,024,428
         5.000%, 10/01/28 (A)                           250,000         275,270
         5.000%, 10/01/34 (A)                         4,500,000       4,796,145
      Middleton, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.350%, 10/01/17 (A)                         1,630,000       1,684,670
         4.550%, 10/01/18 (A)                           500,000         517,200
      Milwaukee, Redevelopment Authority,
         Summerfest Project, RB
         4.700%, 08/01/15 (A)                           500,000         507,895
         4.800%, 08/01/16 (A)                           500,000         507,150
         4.850%, 08/01/17 (A)                           500,000         506,180
         4.950%, 08/01/20 (A)                         1,250,000       1,261,850
      Milwaukee, Redevelopment Authority,
         Development Revenue, Refunding,
         Marquette University Project,
         RB, XLCA Insured
         4.150%, 11/01/16 (A)                         1,275,000       1,293,781
         4.250%, 11/01/17 (A)                         1,000,000       1,010,290
         4.350%, 11/01/18 (A)                           500,000         503,705
      Milwaukee, Redevelopment Authority,
         Lease Revenue,
         Milwaukee Public Schools,
         Congress School, Ser A, RB
         4.500%, 08/01/20 (A)                           500,000         511,110
         4.600%, 08/01/22 (A)                           500,000         515,435
         RB, AMBAC Insured
         3.250%, 08/01/11                               500,000         509,520
         3.650%, 08/01/13                             2,000,000       2,125,720
         3.800%, 08/01/14 (A)                         1,000,000       1,059,100
         4.000%, 08/01/16 (A)                         1,000,000       1,046,840
         4.100%, 08/01/17 (A)                         1,000,000       1,041,070
         4.125%, 08/01/18 (A)                         2,010,000       2,080,350
         University of Wisconsin,
         Kenilworth Project, RB,
         LOC U.S. Bank NA (C)
         0.280%, 09/01/40                               995,000         995,000

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  65

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Milwaukee, Redevelopment Authority,
         Redevelopment Revenue,
         United Community Center Inc. Project,
         RB, LOC U.S. Bank NA (C)
         0.280%, 10/01/22                           $   390,000   $     390,000
         YMCA Greater Milwaukee,
         Ser A, RB, LOC Marshall & Ilsley Bank
         5.250%, 06/01/19 (A)                           395,000         397,599
         5.300%, 06/01/29 (A)                         1,800,000       1,804,176
         Ser B, RB, LOC FHLB
         5.150%, 06/01/19 (A)                           190,000         197,539
         5.200%, 06/01/29 (A)                           355,000         371,298
      Neenah, Community Development Authority,
         Lease Revenue, Ser A, RB
         4.300%, 12/01/20 (A)                         1,000,000       1,040,550
         5.125%, 12/01/23 (A)                         1,000,000       1,090,600
         4.625%, 12/01/28 (A)                           600,000         631,578
         4.700%, 12/01/28 (A)                         1,250,000       1,289,225
         4.750%, 12/01/32 (A)                           400,000         416,316
      North Fond Du Lac, Community
         Development Authority,
         Lease Revenue, Refunding, RB
         4.350%, 12/01/17 (A)                           325,000         337,743
      Oak Creek, Housing Authority,
         Refunding, Capital Appreciation,
         Wood Creek Project,
         RB, GNMA Collateralized
         0.000%, 01/20/11 (A)                           125,000         123,506
         0.000%, 07/20/11 (A)                           125,000         120,334
         0.000%, 01/20/12 (A)                            65,000          60,906
         0.000%, 01/20/13 (A)                           125,000         110,876
         0.000%, 07/20/13 (A)                           125,000         107,874
         0.000%, 01/20/14 (A)                            60,000          50,293
         Wood Creek Project,
         RB, GNMA Collateralized
         5.500%, 07/20/19 (A)                         1,000,000       1,000,510
         5.625%, 07/20/29 (A)                         2,205,000       2,206,125
      Onalaska, Community Development
         Authority, Lease Revenue, RB
         3.650%, 10/01/12 (A)                           100,000         103,287
         3.900%, 10/01/14 (A)                           100,000         104,278
         4.000%, 10/01/15                               100,000         103,785
         4.150%, 10/01/16 (A)                           200,000         206,984
      Oostburg, Community Development
         Authority, Lease Revenue, TA
         4.350%, 05/01/21 (A)                           105,000         105,443
         4.400%, 05/01/22 (A)                           110,000         110,309

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Oshkosh, Housing Authority,
         VNA Apartments Inc. Project, RB,
         GNMA Collateralized
         5.450%, 09/20/17 (A)                       $    95,000   $      95,066
         5.750%, 09/20/38 (A)                         1,260,000       1,260,693
      Sheboygan, Housing Authority,
         Multifamily Revenue Refunding,
         Lake Shore Apartments Project,
         Ser A, RB, GNMA Collateralized
         5.100%, 11/20/26 (A)                         1,000,000       1,000,480
      Southeast Wisconsin Professional
         Baseball Park District,
         League, Capital Appreciation,
         COP, ETM, National-RE Insured
         0.000%, 12/15/15                               970,000         889,063
         0.000%, 12/15/17                             1,000,000         850,400
         Sales Tax Revenue, Refunding,
         Ser A, RB, National-RE Insured
         5.500%, 12/15/11                               525,000         551,523
         5.500%, 12/15/18                               250,000         303,755
         5.500%, 12/15/19                             2,000,000       2,433,560
         5.500%, 12/15/26                             4,510,000       5,145,775
         5.100%, 12/15/29 (A)                           285,000         300,199
      Sturgeon Bay, Waterfront Redevelopment
         Authority, Lease Revenue, Ser A, RB
         4.350%, 10/01/18 (A)                         1,100,000       1,136,443
         4.500%, 10/01/21 (A)                           500,000         508,550
      Sun Prairie, Community Development
         Authority, Lease Revenue, RB
         4.400%, 08/01/20 (A)                           150,000         152,357
         4.500%, 08/01/21 (A)                           150,000         152,627
         Tax Incremental District No. 8, RB
         4.300%, 08/01/21 (A)                           975,000         990,844
         4.350%, 08/01/22 (A)                           975,000         988,299
      Verona, Community Development
         Authority, Community Development
         Lease Revenue, RB
         3.800%, 12/01/16 (A)                           100,000         101,626
         3.900%, 12/01/17 (A)                           100,000         101,155
         4.000%, 12/01/18 (A)                            50,000          50,403
         4.800%, 02/01/20 (A)                           100,000         102,283
         4.200%, 12/01/20 (A)                            50,000          50,156
         4.250%, 12/01/21 (A)                            50,000          50,113
         4.850%, 02/01/22 (A)                           200,000         203,406
         Ser A, RB
         3.650%, 06/01/17 (A)                           100,000         100,838

                                            See note to schedule of investments.

66  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Walworth County, Housing Authority,
         Housing Revenue, Kiwanis Heritage
         Senior Apartments, RB, FHA Insured
         5.700%, 03/01/39 (A)                       $   460,000   $     460,248
      Waterford, Community Development
         Authority, Lease Revenue, Refunding, RB
         4.650%, 10/01/20 (A)                           750,000         759,600
      Waukesha, Redevelopment Authority,
         Avalon Square Project, Ser A, RB,
         GNMA Collateralized
         5.000%, 06/20/21 (A)                         1,000,000       1,030,200
      Wauwatosa, Housing Authority,
         Capital Appreciation, Refunding,
         Hawthorne Terrace Project, Ser A, RB
         0.000%, 11/01/10                               100,000         100,000
      West Bend, Redevelopment Authority,
         Lease Revenue, RB
         4.500%, 10/01/23 (A)                           250,000         259,925
         4.550%, 10/01/24 (A)                           250,000         259,455
         4.600%, 10/01/25 (A)                           150,000         155,462
         4.650%, 10/01/28 (A)                           250,000         257,060
      Weston, Community Development
         Authority, Lease Revenue,
         Ser A, RB
         4.100%, 10/01/16 (A)                           500,000         525,050
         4.250%, 10/01/17 (A)                           200,000         209,156
         4.350%, 10/01/18 (A)                           500,000         511,375
         4.400%, 10/01/18 (A)                           500,000         520,575
         5.250%, 10/01/20 (A)                           445,000         472,550
         4.500%, 10/01/21 (A)                           100,000         101,960
         4.700%, 10/01/21 (A)                         1,230,000       1,273,456
         4.625%, 10/01/25 (A)                           825,000         839,371
         Guaranty Agreement: Associated Trust Co.
         4.450%, 10/01/19 (A)                           500,000         509,140
         Ser B, RB
         4.750%, 10/01/22 (A)                           130,000         133,351
         4.750%, 10/01/23 (A)                           140,000         143,202
      Winnebago County, Housing Authority,
         Housing Revenue, Ser A, RB
         6.875%, 03/01/12 (A)                            50,000          50,191
         7.125%, 03/01/22 (A)                           380,000         381,520
      Wisconsin Center District,
         Capital Appreciation,
         Senior Dedicated
         Tax Revenue, Ser A, RB,
         National-RE Insured
         0.000%, 12/15/26                             2,500,000       1,201,200
         Ser 1998A,
         Junior Dedicated Tax Revenue,
         RB, AGM Insured
         5.250%, 12/15/23                             2,585,000       2,905,023

--------------------------------------------------------------------------------
Description                                          Par/Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Wisconsin Dells, Community Development
         Authority, Lease Revenue, RB
         5.000%, 03/01/22 (A)                       $ 1,500,000   $   1,554,495
         5.000%, 09/01/24 (A)                           110,000         110,178
         4.600%, 03/01/25 (A)                         1,200,000       1,205,544
         Ser A
         4.300%, 03/01/22 (A)                           225,000         225,855
         4.450%, 03/01/25 (A)                           300,000         299,040
      Wisconsin Housing & Economic
         Development Authority,
         Multi-Family Housing,
         Ser A, RB (D)
         4.250%, 12/01/35 (A)                         1,500,000       1,549,605
         Ser A, RB, (C)
         SPA Marshall & Ilsley Bank,
         LOC Fannie Mae & Freddie Mac
         0.280%, 10/01/36                               140,000         140,000
         Ser B, RB,
         GO of Authorization
         4.300%, 05/01/27 (A)                         1,000,000       1,003,400
         4.400%, 05/01/37 (A)                           500,000         473,055
         GO of Authorization,
         SPA Marshall & Ilsley Bank (C)
         0.280%, 10/01/36                               150,000         150,000
         Ser E, RB, GO of Authorization
         4.700%, 11/01/25 (A)                           275,000         283,074
         4.900%, 11/01/35 (A)                         1,650,000       1,657,920
      Wisconsin Housing Finance Authority,
         RB, FHA Mortgages Insured,
         Prerefunded 12/01/17 @ 100 (B)
         6.100%, 12/01/17                               995,000       1,175,443
         RB, National-RE FHA Mortgages Insured,
         Prerefunded 12/01/17 @ 100 (B)
         6.100%, 12/01/17                               925,000       1,092,749
                                                                  -------------
                                                                    104,049,981
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $149,844,288)                                        155,461,471
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.2%
--------------------------------------------------------------------------------
      AIM Tax-Free Investments Co. -
         Cash Reserve Portfolio, Private Class        3,517,541       3,517,541
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $3,517,541)                                            3,517,541
                                                                  -------------
   TOTAL INVESTMENTS - 98.9%
      (Cost $153,361,829) +                                         158,979,012
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.1%                             1,781,294
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 160,760,306
                                                                  =============

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  67

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONCLUDED)

--------------------------------------------------------------------------------
+ AT OCTOBER 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $153,361,829, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,912,259 AND $(295,076), RESPECTIVELY.

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2010. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2010.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BHAC  - BERKSHIRE HATHAWAY ASSURANCE CORP.
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
FHA   - FEDERAL HOUSING ADMINISTRATION
FHLB  - FEDERAL HOME LOAN BANK
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
HUD   - HOUSING AND URBAN DEVELOPMENT
IBC   - INTERNATIONAL BANCSHARES CORP.
LOC   - LETTER OF CREDIT
MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE
NA    - NATIONAL ASSOCIATION
RB    - REVENUE BOND
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT
TA    - TAX ALLOCATION
XLCA  - XL CAPITAL ASSURANCE

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                      LEVEL 2       LEVEL 3
                                      TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                       VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                       10/31/10         PRICE          INPUTS        INPUTS
                                     ------------   ------------   ------------   -----------
   Municipal Bonds                   $155,461,471   $        --    $155,461,471   $        --
   Registered Investment Company        3,517,541      3,517,541             --            --
                                     ------------   ------------   ------------   -----------
Total:                               $158,979,012   $  3,517,541   $155,461,471   $        --
                                     ============   ============   ============   ===========

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

68  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 99.9%
--------------------------------------------------------------------------------
   CALIFORNIA - 95.6%
      ABAG, Finance Authority,
         Non-Profit, (A) (B) (C)
         Oshman Family Jewish Community RB,
         LOC LaSalle Bank N.A
         0.310%, 06/01/37                           $ 2,100,000   $   2,100,000
         Point Loma Nazarene RB,
         LOC Wells Fargo Bank N.A.
         0.220%, 10/01/33                             3,300,000       3,300,000
      ABAG, Multi-Family Housing Finance
         Authority, Non-Profit, (A) (B) (C)
         Colma Bart Apartments, RB,
         Ser A, AMT, LOC Bank of America N.A.
         0.350%, 11/15/35                            10,730,000      10,730,000
         Episcopal Homes Foundation, COP,
         LOC Wellls Fargo Bank N.A.
         0.260%, 02/01/25                             4,920,000       4,920,000
      Alameda County, Industrial
         Development Authority Revenue,
         Ettore Products Company Project,
         Ser A, RB, AMT,
         LOC Comerica Bank (A) (B) (C)
         0.380%, 12/01/30                             4,000,000       4,000,000
      Bay Area Toll Authority, Toll Bridge
         Revenue, San Fransico Bay Area,
         Ser G-1, RB,
         LOC BNP Paribas (A) (B) (C)
         0.210%, 04/01/45                             5,000,000       5,000,000
      California Pollution Control Financing
         Authority, (A) (B)
         Atlantic Richfield Co. Project,
         Ser A, RB, AMT
         0.300%, 12/01/24                             2,000,000       2,000,000
         BP West Coast Production LLC, RB, (C)
         Guaranty Agreement BP PLC
         0.290%, 01/01/43                             5,100,000       5,100,000
         Pacific Gas & Electric,
         Ser B, RB, AMT (C)
         LOC JPMorgan Chase & Co.
         0.270%, 11/01/26                             8,000,000       8,000,000
         Pacific Gas & Electric, Ser C, RB, (C)
         LOC JPMorgan Chase Bank
         0.260%, 11/01/26                             4,800,000       4,800,000
      California Pollution Control, TECP
         0.300%, 11/04/10                            15,000,000      15,000,000
      California State, (A) (B) (C)
         Kindergarten, Ser B5, GO, LOC Citibank
         0.250%, 05/01/34                             7,400,000       7,400,000
         Ser B, Sub-Ser B-6, GO,
         LOC KBC Bank NV
         0.280%, 05/01/40                            10,250,000      10,250,000
         Ser B, Sub-Ser B-7, GO,
         LOC JPMorgan Chase & Co.
         0.270%, 05/01/40                            11,755,000      11,755,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      California State, Department of
         Water Resources,
         Power Supply Revenue, (A) (B) (C)
         Ser C-07, RB, AGM Insured
         0.280%, 05/01/22                           $ 3,300,000   $   3,300,000
         Ser C-11, RB, LOC KBC Bank NV
         0.260%, 05/01/22                             6,700,000       6,700,000
      California State, Educational
         Facilities Authority, (A) (B)
         California Institute of Technology, RB
         0.220%, 01/01/24                            19,000,000      19,000,000
         Chapman University, RB, (C)
         LOC Wells Fargo Bank N.A.
         0.220%, 12/01/30                             3,250,000       3,250,000
         University of San Francisco, RB, (C)
         LOC Allied Irish Bank PLC
         1.600%, 05/01/33                             9,400,000       9,400,000
         1.750%, 05/01/30                            15,650,000      15,650,000
      California State, Health Facilities
         Financing Authority, (A) (B) (C)
         Catholic Healthcare,
         Ser H, RB, LOC Citibank N.A.
         0.260%, 07/01/33                             2,000,000       2,000,000
         Scripps Health, Ser C, RB,
         LOC Barclays Bank PLC
         0.220%, 10/01/40                             4,000,000       4,000,000
      California State, Housing Finance Agency,
         Multi-Family Housing, (A) (B)
         Ser B, RB, FNMA Insured (C)
         0.280%, 02/01/35                            13,500,000      13,500,000
         Ser C, RB, AMT
         0.260%, 08/01/38                             1,900,000       1,900,000
      California State, Infrastructure &
         Economic Development Bank Revenue,
         California Academy, Ser F, RB, (A) (B) (C)
         LOC Wells Fargo Bank N.A.
         0.250%, 09/01/38                             3,000,000       3,000,000
         Jewish Community Center, Ser A, RB,
         LOC Bank of America N.A.
         0.310%, 12/01/31                             4,000,000       4,000,000
         Southern California Public Radio
         Project, RB, LOC Allied Irish Bank PLC
         0.310%, 09/01/25                             3,310,000       3,310,000
      California State, Municipal
         Finance Authority Revenue, (A) (B) (C)
         La Sierra University,
         Ser A, RB, LOC Wells Fargo Bank N.A.
         0.220%, 08/01/28                             3,600,000       3,600,000
         Santa Margarita Catholic School,
         RB, LOC Allied Irish Bank PLC
         2.600%, 05/01/39                            12,000,000      12,000,000

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  69

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      California Statewide, Communities
         Development Authority, (A) (B) (C)
         Center for Early Education, RB,
         LOC Allied Irish Bank PLC
         2.900%, 09/01/31                           $ 7,100,000   $   7,100,000
         Chadwick School, RB,
         LOC Allied Irish Bank PLC
         2.500%, 10/01/29                             7,000,000       7,000,000
         Sweep Loan Program,
         Ser A, RB, LOC Citibank N.A.
         0.260%, 08/01/35                            15,000,000      15,000,000
         The Painted Turtle, RB,
         LOC Allied Irish Bank PLC
         2.900%, 04/01/33                            10,000,000      10,000,000
      California Transit Finance Authority,
         RB, AGM Insured,
         SPA Dexia Credit (A) (B) (C)
         0.320%, 10/01/27                             6,840,000       6,840,000
      Contra Costa County, Multi-Family
         Mortgage Revenue,
         RB, FNMA Insured (A) (B) (C)
         0.260%, 11/15/22                             3,000,000       3,000,000
      Hemet Unified School District, COP,
         School Facilities Project,
         LOC State Street Bank &
         Trust Co. (A) (B) (C)
         0.250%, 10/01/36                             5,000,000       5,000,000
      Hesperia Unified School District,
         Interim School Facility Funding Program,
         COP, AGM Insured,
         SPA Dexia Credit (A) (B) (C)
         0.500%, 02/01/38                             3,400,000       3,400,000
      Irvine Ranch Water District, (A) (B) (C)
         District Nos. 140-240-105-250,
         RB, LOC Bank of America N.A.
         0.280%, 04/01/33                             3,800,000       3,800,000
         RB, LOC Bank of America N.A.
         0.250%, 08/01/16                             7,500,000       7,500,000
      Livermore, COP, Capital Projects,
         LOC U.S. Bank N.A. (A) (B) (C)
         0.260%, 10/01/30                             4,900,000       4,900,000
      Livermore, Multi-Family Housing
         Authority, Mortgage Portola, RB, AMT,
         FHLMC Insured (A) (B) (C)
         0.350%, 05/01/19                               375,000         375,000
      Los Angeles County Housing Authority,
         Multi-Family Housing Authority, (A) (B) (C)
         1984 Issue A, RB, FHLMC Insured
         0.260%, 07/01/14                             6,200,000       6,200,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Fountain Park Project, Ser P, RB,
         AMT, FNMA Insured
         0.260%, 04/15/33                           $14,500,000   $  14,500,000
         Malibu Meadows II, Ser C,
         RB, FNMA Insured
         0.250%, 04/15/28                             7,000,000       7,000,000
      Los Angeles County, Tax & Revenue
         Anticipation Notes, GO
         2.000%, 06/30/11                            10,000,000      10,075,279
      Los Angeles Unified School District, COP,
         Administration Building Project,
         Ser A, LOC Bank of America
         N.A. (A) (B) (C)
         0.290%, 10/01/24                             7,710,000       7,710,000
      Los Angeles, Department of Water &
         Power, (A) (B) (C)
         Power Systems Revenue,
         Sub-Ser A-3, RB, SPA
         Lloyds TSB Bank PLC
         0.230%, 07/01/35                             5,000,000       5,000,000
         Waterworks Revenue,
         Sub-Ser B-4, RB,
         SPA Wells Fargo Bank N.A.
         0.260%, 07/01/35                             8,975,000       8,975,000
      Los Angeles, TECP
         0.280%, 11/01/10                             6,450,000       6,450,000
      Los Angeles, TRAN, GO
         2.000%, 05/31/11                             5,000,000       5,034,457
      Metropolitan, Water District of
         Southern California,
         Waterworks Revenue, (A) (B) (C)
         Ser A-1, RB,
         SPA Banco Bilbao Vizcaya Argentaria
         0.240%, 07/01/21                            12,900,000      12,900,000
         Ser B, RB, SPA Landesbank Hessen
         0.250%, 07/01/28                            16,000,000      15,999,435
         Ser B-2, RB, SPA Banco Bilbao
         Vizcaya Argentaria
         0.280%, 07/01/35                             8,100,000       8,100,000
         Ser C, RB, SPA Landesbank Hessen
         0.250%, 07/01/28                             9,900,000       9,900,000
      Northern California Transmission
         Agency Revenue, California-Oregon
         Transmission Project, (A) (B) (C)
         Ser A, RB, AGM Insured,
         SPA Dexia Credit
         0.300%, 05/01/24                             7,040,000       7,040,000
      Orange County Apartment Development
         Revenue, Aliso Creek Project,
         Ser B, RB, LOC FHLMC (A) (B) (C)
         0.260%, 11/01/22                            14,100,000      14,100,000

                                            See note to schedule of investments.

70  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Orange County Improvement Bond Act 1915,
         Special Assessment, District 01-1,
         Ser A, County Guaranteed,
         LOC KBC Bank NV (A) (B) (C)
         0.290%, 09/02/33                           $ 2,500,000   $   2,500,000
      Riverside County, Public Facilities, (A) (B)
         Ser A, COP, LOC State Street
         Bank & Trust Co. (C)
         0.300%, 12/01/15                             4,400,000       4,400,000
         Ser B, COP
         0.280%, 12/01/15                             2,550,000       2,550,000
         Ser D, COP
         0.300%, 12/01/15                             1,500,000       1,500,000
      Riverside County, TRAN, GO, Ser B
         2.000%, 06/30/11                            10,000,000      10,095,208
      Sacramento County, Sanitation District,
         Financing Authority, Subordinate Lien,
         Ser E, RB, LOC U.S. Bank N.A. (A) (B) (C)
         0.250%, 12/01/40                             5,000,000       5,000,000
      San Diego County, Regional Transportation
         Commission, Sales Tax Revenue,
         Limited Tax, Ser B, RB, SPA JPMorgan
         Chase Bank (A) (B) (C)
         0.250%, 04/01/38                             3,205,000       3,205,000
      San Diego, COP, LOC Allied Irish
         Bank PLC (A) (B) (C)
         2.100%, 11/01/34                             8,000,000       8,000,000
      San Francisco City & County, (A) (B) (C)
         Airport Commission,
         International Airport,
         0.310%, 05/01/26                            12,415,000      12,415,000
         Airport Commission,
         International Airport,
         Ser 37D, RB, AGM Insured,
         SPA Dexia Credit
         0.300%, 05/01/30                             5,500,000       5,500,000
         Airport Commission,
         International Airport,
         Ser-A-3, RB,
         LOC JPMorgan Chase Bank
         0.260%, 05/01/30                             4,000,000       4,000,000
         Finance Corporation Lease,
         Revenue, Moscone Center,
         Ser 2008-2, RB,
         LOC State Street Bank & Trust Co.
         0.240%, 04/01/30                             5,575,000       5,575,000
         Redevelopment Agency Revenue,
         Community Facilities District No. 4, RB,
         LOC Bank of America N.A.
         0.280%, 08/01/31                            11,170,000      11,170,000
      San Gabriel Valley, TECP
         0.310%, 11/23/10                             9,850,000       9,850,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Santa Clara County, El Camino Hospital
         District Lease Authority, Valley
         Medical Center Project,
         Ser A, RB, LOC State Street
         Bank & Trust Co. (A) (B) (C)
         0.300%, 08/01/15                           $   450,000   $     450,000
      Santa Cruz County, TRAN, GO
         2.000%, 06/30/11                             4,000,000       4,039,408
      Torrance, Torrance Memorial Medical
         Center, Ser B, RB,
         LOC Citibank N.A. (A) (B) (C)
         0.250%, 09/01/45                             2,000,000       2,000,000
      University of California, TECP
         0.260%, 12/07/10                            16,000,000      16,000,000
      Vallejo, Multi-Family Housing
         Authority, RB, FNMA Insured (A) (B) (C)
         0.280%, 05/15/22                             4,000,000       4,000,000
      Vallejo, Water Revenue, Ser A, RB,
         LOC JPMorgan Chase Bank (A) (B) (C)
         0.300%, 06/01/31                            12,990,000      12,990,000
      Whittier, Healthcare Facilities,
         Presbyterian Intercommunity,
         Ser B, RB, LOC U.S. Bank N.A. (A) (B) (C)
         0.230%, 06/01/36                             2,800,000       2,800,000
                                                                  -------------
                                                                    539,903,787
                                                                  -------------
   ILLINOIS - 1.2%
      Chicago, Ser F, GO,
         LOC Banco Bilbao Vizcaya (A) (B) (C)
         0.400%, 01/01/42                             7,100,000       7,100,000
                                                                  -------------
   NEW YORK - 0.6%
      New York, Fiscal 2008,
         Sub-Ser J-3, GO,
         LOC Allied Irish Bank PLC (A) (B) (C)
         2.080%, 08/01/23                             3,695,000       3,695,000
                                                                  -------------
   PUERTO RICO - 1.4%
      Commonwealth of Puerto Rico
         Ser B-2, GO, AGM Insured,
         SPA Dexia Bank (A) (B) (C)
         0.270%, 07/01/24                             7,700,000       7,700,000
                                                                  -------------
   WASHINGTON - 1.1%
      Port Bellingham Industrial Development
         Corp., Environmental Facilities, BP West
         Coast Products LLC Project, RB, AMT,
         Guaranty Agreement BP PLC (A) (B) (C)
         0.300%, 07/01/41                             6,000,000       6,000,000
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $564,398,787)                                        564,398,787
                                                                  -------------

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  71

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 0.1%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                          437,000   $     437,000
      Goldman Sachs Institutional
         Liquid Assets Tax-Exempt
         California Portfolio                             6,449           6,449
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $443,449)                                                443,449
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $564,842,236) +                                         564,842,236
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               130,544
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 564,972,780
                                                                  =============

--------------------------------------------------------------------------------
+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2010.

(B) PUT AND DEMAND FEATURE - VARIABLE RATE DEMAND NOTES ARE PAYABLE UPON DEMAND. PUT BONDS AND NOTES HAVE DEMAND FEATURES THAT ALLOW THE HOLDER TO REDEEM THE ISSUE AT SPECIFIED DATES BEFORE MATURITY. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE. THE INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT ON OCTOBER 31, 2010.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

ABAG  - ASSOCIATION OF BAY AREA GOVERNMENTS
AGM   - ASSURED  GUARANTY  MUNICIPAL  CORPORATION  (FORMERLY  KNOWN AS FINANCIAL
        SECURITY ASSURANCE)
AMT   - ALTERNATIVE MINIMUM TAX
COP   - CERTIFICATES OF PARTICIPATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
LLC   - LIMITED LIABILITY COMPANY
LOC   - LETTER OF CREDIT
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT
TECP  - TAX-EXEMPT COMMERCIAL PAPER
TRAN  - TAX AND REVENUE ANTICIPATION NOTE

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                                          LEVEL 2        LEVEL 3
                                                          TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED       OBSERVABLE     UNOBSERVABLE
                                                           10/31/10         PRICE          INPUTS         INPUTS
                                                        -------------   ------------   -------------   ------------
   Municipal Bonds *                                    $ 564,398,787   $         --   $ 564,398,787   $         --
   Registered Investment Companies                            443,449        443,449              --             --
                                                        -------------   ------------   -------------   ------------
Total:                                                  $ 564,842,236   $    443,449   $ 564,398,787   $         --
                                                        =============   ============   =============   ============

* See schedule of investments detail for country breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

72  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - 42.1%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - AUTOMOBILE - 4.7% (A)
      Silver Tower U.S. Funding
         0.400%, 11/03/10                          $ 20,000,000   $  19,999,556
         1.106%, 03/01/11                           100,000,000      99,633,333
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES - AUTOMOBILE
         (Cost $119,632,889)                                        119,632,889
                                                                  -------------
   ASSET-BACKED SECURITIES - CREDIT CARD - 4.7% (A)
      White Point Funding Inc.
         0.621%, 11/01/10                            43,000,000      43,000,000
         0.601%, 12/01/10                            52,000,000      51,974,000
         0.551%, 03/25/11                            25,074,000      25,018,837
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES - CREDIT CARD
         (Cost $119,992,837)                                        119,992,837
                                                                  -------------
   ASSET-BACKED SECURITIES - DIVERSIFIED FINANCIAL ASSETS - 14.2% (A)
      Amstel Funding Corp.
         0.350%, 12/01/10                            90,000,000      89,973,750
         0.380%, 01/11/11                            30,000,000      29,977,517
      Belmont Funding LLC
         0.460%, 11/05/10                           120,000,000     119,993,867
      Ebbets Funding LLC
         0.460%, 11/02/10                           120,000,000     119,998,467
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES -
         DIVERSIFIED FINANCIAL ASSETS
         (Cost $359,943,601)                                        359,943,601
                                                                  -------------
   ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 15.2% (A)
      Arabella Finance LLC
         0.370%, 11/04/10                            34,500,000      34,498,936
         0.611%, 01/27/11                            75,000,000      74,889,438
      Autobahn Funding Co. LLC
         0.260%, 11/01/10                            72,002,000      72,002,000
         0.260%, 11/03/10                            20,000,000      19,999,711
      Romulus Funding Corp.
         0.320%, 11/19/10                            21,000,000      20,996,640
      Sydney Capital Corp.
         0.481%, 11/17/10                            50,000,000      49,989,333
         0.461%, 11/26/10                            50,000,000      49,984,028
         0.430%, 01/25/11                            25,000,000      24,974,618
      Windmill Funding Corp.
         0.240%, 11/01/10                            39,000,000      39,000,000
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES -
         TRADE RECEIVABLES
         (Cost $386,334,704)                                        386,334,704
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - (CONTINUED)
--------------------------------------------------------------------------------
   BANKING - 3.3% (A)
      KBC Financing Products International Ltd.
         0.601%, 11/22/10                          $ 40,000,000   $  39,986,000
      PB Finance (Delaware)
         0.982%, 11/04/10                            25,000,000      24,997,958
         0.751%, 01/27/11                            20,000,000      19,963,750
                                                                  -------------
      TOTAL BANKING
         (Cost $84,947,708)                                          84,947,708
                                                                  -------------
      TOTAL COMMERCIAL PAPER - DISCOUNTED
         (Cost $1,070,851,739)                                    1,070,851,739
                                                                  -------------

--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 40.3%
--------------------------------------------------------------------------------
      Allied Irish Banks PLC NY,
         Government of Ireland Guaranteed
         1.104%, 11/29/10 (B)                        80,000,000      80,000,000
         1.050%, 12/27/10 (B)                        40,000,000      40,000,000
      Banco Santander NY
         1.160%, 01/14/11                           120,000,000     120,002,452
      Bank of Ireland CT, Government
         of Ireland Guaranteed
         1.000%, 12/22/10                            50,000,000      50,000,000
         1.105%, 04/28/11 (B)                        75,000,000      75,000,000
      Barclays Bank PLC NY
         0.756%, 09/22/11                           100,000,000     100,000,000
      Credit Suisse NY
         0.336%, 12/03/10 (B)                        50,000,000      50,000,000
      Dexia Credit Local SA NY
         0.350%, 11/04/10                           120,000,000     120,000,000
      KBC Bank NV NY
         0.630%, 12/30/10                            39,200,000      39,201,269
      Natixis NY
         0.589%, 04/21/11 (B)                        50,000,000      50,000,000
         0.956%, 07/11/11 (B)                        75,000,000      75,000,000
      Societe Generale NY
         0.326%, 12/03/10 (B)                       150,000,000     150,000,000
      UBS AG CT
         0.706%, 12/16/10 (B)                        75,000,000      75,000,000
                                                                  -------------
      TOTAL CERTIFICATES OF DEPOSIT - YANKEE
         (Cost $1,024,203,721)                                    1,024,203,721
                                                                  -------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 9.9%
--------------------------------------------------------------------------------
   BANKING - 9.9%
      Bank of Montreal Chicago, MTN (A) (C)
         0.797%, 11/04/11                           150,000,000     150,000,000
      Credit Agricole London, MTN (A) (C)
         0.560%, 10/21/11                           100,000,000     100,000,000
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $250,000,000)                                        250,000,000
                                                                  -------------

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  73

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   TIME DEPOSITS - 4.7%
--------------------------------------------------------------------------------
      Citibank N.A. Nassau
         0.220%, 11/01/10                          $120,000,000  $  120,000,000
                                                                 --------------
      TOTAL TIME DEPOSITS
         (Cost $120,000,000)                                        120,000,000
                                                                 --------------

--------------------------------------------------------------------------------
   FOREIGN BANK NOTE - 2.0%
--------------------------------------------------------------------------------
   BANKING - 2.0%
      Westpac Banking Corp. (A) (C)
         0.306%, 11/04/11                            50,000,000      50,000,000
                                                                 --------------
      TOTAL FOREIGN BANK NOTE
         (Cost $50,000,000)                                          50,000,000
                                                                 --------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 0.1%
--------------------------------------------------------------------------------
   BANKING - 0.1% (D)
      Washington State, Housing Finance
         Commission, Multi-Family Housing,
         The Lodge at Eagle Ridge, Ser B, RB,
         LOC: Bank of America
         0.250%, 08/01/41                             3,425,000       3,425,000
                                                                 --------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $3,425,000)                                            3,425,000
                                                                 --------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.1%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 10/29/10,
         matures on 11/01/10, repurchase
         price $27,373,085 (collateralized
         by a U.S. Treasury Note obligation,
         par value $25,650,000, 3.375%,
         06/30/13, total market value
         $27,922,518)                                27,372,606      27,372,606
                                                                 --------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $27,372,606)                                          27,372,606
                                                                 --------------
   TOTAL INVESTMENTS - 100.2%
      (Cost $2,545,853,066) +                                     2,545,853,066
                                                                 --------------
   OTHER ASSETS & LIABILITIES, NET - (0.2)%                          (4,452,988)
                                                                 --------------
   NET ASSETS - 100.0%                                           $2,541,400,078
                                                                 ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2010 WERE $1,370,851,739 AND REPRESENTED 53.9% OF NET ASSETS.

(B) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2010. THE DATE REPORTED IS THE FINAL MATURITY.

(C) VARIABLE RATE/EXTENDABLE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2010. THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(D) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2010. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

CT    - CONNECTICUT
LLC   - LIMITED LIABILITY COMPANY
LOC   - LETTER OF CREDIT
MTN   - MEDIUM TERM NOTE
NY    - NEW YORK
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES

                                            See note to schedule of investments.

74  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                                           LEVEL 2         LEVEL 3
                                                          TOTAL FAIR       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                           VALUE AT        QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           10/31/10         PRICE          INPUTS          INPUTS
                                                       ---------------   -----------   ---------------   ------------
Investments in Securities **                           $ 2,545,853,066   $        --   $ 2,545,853,066   $         --
                                                       ===============   ===========   ===============   ============

** See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           HIGHMARK(R) FUNDS  75

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATIONS* - 6.0%
--------------------------------------------------------------------------------
      Straight-A Funding, Series 1, FFBLL
         0.250%, 12/13/10 (A)                       $ 9,000,000   $   8,997,375
                                                                  -------------
      TOTAL U.S. GOVERNMENT GUARANTEED OBLIGATIONS
         (Cost $8,997,375)                                            8,997,375
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 94.0%
--------------------------------------------------------------------------------
      Bank of America
         0.21%, dated 10/29/10, matures on
         11/01/10, repurchase price $35,000,613
         (collateralized by a U.S. Treasury Bond,
         par value $33,223,400, 4.375%,
         05/15/40, total market value
         $35,700,003)                                35,000,000      35,000,000
      Barclays Capital
         0.21%, dated 10/29/10, matures on
         11/01/10, repurchase price $35,000,613
         (collateralized by a U.S. Treasury Bond,
         par value $25,845,800, 6.375%,
         08/15/27, total market value
         $35,700,093)                                35,000,000      35,000,000
      Credit Suisse Securities (USA)
         0.21%, dated 10/29/10, matures on
         11/01/10, repurchase price
         $36,632,081 (collateralized by a
         U.S. Treasury Note, par value
         $34,325,000, 3.375%, 06/30/13,
         total market value $37,366,098)             36,631,440      36,631,440

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Deutsche Bank Securities
         0.21%, dated 10/29/10, matures on
         11/01/10, repurchase price
         $35,000,613 (collateralized by
         various U.S. Treasury obligations,
         ranging in par value from
         $12,075,600 - $21,540,500,
         1.875% - 4.375%, 06/30/15 -
         05/15/40, total market value
         $35,700,045)                              $ 35,000,000   $  35,000,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $141,631,440)                                        141,631,440
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $150,628,815) +                                         150,628,815
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               (30,629)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 150,598,186
                                                                  =============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2010 WAS $8,997,375 AND REPRESENTED 6.0% OF NET ASSETS.

FFBLL  - FEDERAL FINANCING BANK LIQUIDITY LOAN

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                                      LEVEL 2         LEVEL 3
                                      TOTAL FAIR       LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                       VALUE AT        QUOTED       OBSERVABLE     UNOBSERVABLE
                                       10/31/10        PRICE          INPUTS          INPUTS
                                     ------------   ------------   -------------   ------------
Investments in Securities **         $150,628,815   $         --   $ 150,628,815   $         --
                                     ============   ============   =============   ============

** See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

76  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.3%
--------------------------------------------------------------------------------
      FFCB
         0.346%, 05/18/11 (A)                      $ 50,000,000   $  50,002,887
         0.186%, 05/19/11 (A)                        50,000,000      49,994,465
         0.346%, 07/20/11 (A)                        30,000,000      30,000,000
         0.216%, 12/20/11 (A)                        61,000,000      60,986,092
      FHLB
         0.161%, 08/01/11 (A)                        30,000,000      29,992,096
      FHLMC
         0.226%, 09/26/11 (A)                        25,000,000      24,988,606
      FNMA
         0.166%, 08/11/11 (A)                        30,000,000      29,990,607
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $275,954,753)                                        275,954,753
                                                                  -------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 17.6%
--------------------------------------------------------------------------------
      California, Milpitas Multi-Family
         Housing Revenue Crossing, Ser A, RB
         Guarantee: FNMA (B)
         0.250%, 08/15/33                             4,800,000       4,800,000
      California, Sacramento County,
         Multi-Family Housing Development
         Authority, Deer Park Apartments, RB
         Guarantee: FNMA (B)
         0.270%, 07/15/35                             1,350,000       1,350,000
      California, San Francisco, City & County
         Redevelopment, Ser D, RB
         Guarantee: FNMA (B)
         0.250%, 06/15/34                            26,050,000      26,050,000
      California, Simi Valley, Multi-Family
         Housing Revenue, Parker Ranch, RB
         Guarantee: FNMA (B)
         0.280%, 07/15/36                             1,200,000       1,200,000
      California, Statewide Community
         Development Authority,
         Palms Apartments, Ser C, RB
         Guarantee: FNMA (B)
         0.250%, 05/15/35                             3,785,000       3,785,000
      Goldleaf Mortgage, Ser 2007A
         Guarantee: FHLB (B)
         0.300%, 11/01/37                            14,305,000      14,305,000
      New York City Housing Development,
         Multi-Family Mortgage Revenue,
         Pearl Street Development, Ser B, RB
         Guarantee: FNMA (B)
         0.250%, 10/15/41                            14,225,000      14,225,000
      New York City Housing Development,
         Multi-Family Rent Housing Revenue, (B)
         Gold Street, Ser B, RB
         Guarantee: FNMA
         0.250%, 04/15/36                             2,535,000       2,535,000

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
         Nicole, Ser B, RB
         Guarantee: FNMA
         0.300%, 11/15/35                           $ 5,470,000   $   5,470,000
         West Street, Ser B, RB
         Guarantee: FNMA
         0.250%, 03/15/36                             7,100,000       7,100,000
         Westport Development, Ser B, RB
         Guarantee: FNMA
         0.250%, 06/15/34                             6,800,000       6,800,000
         New York State, Dormitory Authority
         Revenue, Ser B, RB
         Guarantee: FNMA (B)
         0.250%, 11/15/36                            20,025,000      20,025,000
      New York State, Housing Finance
         Agency Revenue, (B)
         11th Avenue Housing, Ser B, RB
         Guarantee: FNMA
         0.250%, 05/15/41                             5,100,000       5,100,000
         38th Street, Ser B, RB
         Guarantee: FNMA
         0.250%, 05/15/33                            10,700,000      10,700,000
         Biltmore Tower Housing, Ser B, RB
         Guarantee: FNMA
         0.250%, 05/15/34                             1,430,000       1,430,000
         Chelsea Apartments, Ser B, RB
         Guarantee: FNMA
         0.250%, 11/15/36                             1,600,000       1,600,000
         North End, Ser B, RB
         Guarantee: FNMA
         0.250%, 11/15/36                             2,500,000       2,500,000
         Ser B, RB
         Guarantee: FNMA
         0.250%, 05/15/33                            14,400,000      14,400,000
         Tower 31 Housing, Ser A, RB
         Guarantee: FHLMC
         0.250%, 11/01/36                             3,500,000       3,500,000
         Victory Housing 2000, Ser B, RB
         Guarantee: FHLMC
         0.250%, 11/01/33                               700,000         700,000
         West 33rd Street, Ser B, RB
         Guarantee: FNMA
         0.250%, 11/15/36                             5,300,000       5,300,000
      Pennsylvania, Montgomery County,
         Redevelopment Authority,
         Kingswood Apartments Project,
         Ser A, RB
         Guarantee: FNMA (B)
         0.240%, 08/15/31                             6,505,000       6,505,000
      Virginia, Chesapeake, Redevelopment
         & Housing Authority, Multi-Family
         Housing Revenue, Alta Great Bridge,
         Ser A, RB
         Guarantee: FNMA (B)
         0.270%, 01/15/41                             2,100,000       2,100,000

See note to schedule of investments.

                                                           77  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
      Washington State Housing Finance
         Commission, Multi-Family Housing Revenue, (B)
         Ballard Landmark, Ser B, RB
         Guarantee: FNMA
         0.270%, 12/15/41                           $ 3,510,000   $   3,510,000
         Bridgewood Project, Ser B, RB
         Guarantee: FNMA
         0.270%, 09/01/34                             3,310,000       3,310,000
         Highland Park Apartments, Ser B, RB
         Guarantee: FNMA
         0.280%, 07/15/38                             1,855,000       1,855,000
         Pinehurst Apartments Project,
         Ser B, RB
         Guarantee: FNMA
         0.280%, 03/15/39                             1,780,000       1,780,000
         Ranier Court Project, Ser B, RB
         Guarantee: FNMA
         0.250%, 12/15/36                             3,525,000       3,525,000
         Rolling Hills Project, Ser B, RB
         Guarantee: FNMA
         0.270%, 06/15/37                             2,120,000       2,120,000
                                                                  -------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $177,580,000)                                        177,580,000
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATIONS* - 4.9%
--------------------------------------------------------------------------------
      Straight-A Funding, Series 1, FFBLL (C)
         0.254%, 12/13/10                            50,000,000      49,985,417
                                                                  -------------
      TOTAL U.S. GOVERNMENT GUARANTEED OBLIGATIONS
         (Cost $49,985,417)                                          49,985,417
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 50.2%
--------------------------------------------------------------------------------
      Barclays Capital
         0.210%, dated 10/29/10, matures on
         11/01/10, repurchase price $130,002,275
         (collateralized by a U.S. Treasury Note,
         par value $129,465,900, 1.375%,
         02/15/13, total market value
         $132,800,051)                              130,000,000     130,000,000
      Credit Suisse Securities (USA)
         0.210%, dated 10/29/10, matures on
         11/01/10, repurchase price $50,167,899
         (collateralized by a U.S. Treasury Note,
         par value $49,215,000, 1.750%,
         01/31/14, total market value
         $51,175,226)                                50,167,021      50,167,021

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.220%, dated 10/29/10, matures of
         11/01/10, repurchase price $200,003,667
         (collateralized by various U.S. agency
         obligations, ranging in par value from
         $11,845,000 - $80,985,000, 1.000% -
         4.625%, 06/22/12 - 10/15/14, total
         market value 204,002,322)                $ 200,000,000   $ 200,000,000
      Deutsche Bank Securities
         0.210%, dated 10/29/10, matures
         11/01/10, repurchase price $127,002,223
         (collateralized by a U.S. Treasury Note,
         par value $129,471,600, 0.375%,
         09/30/12, total market value
         $129,540,060)                              127,000,000     127,000,000
                                                                 --------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $507,167,021)                                        507,167,021
                                                                 --------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $1,010,687,191) +                                     1,010,687,191
                                                                 --------------
   OTHER ASSETS & LIABILITIES, NET - (0.0)%                            (171,227)
                                                                 --------------
   NET ASSETS - 100.0%                                           $1,010,515,964
                                                                 ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2010. THE DATE REPORTED IS THE FINAL MATURITY.

(B) DEMAND FEATURE - RATE SHOWN IS AS OF REPORT DATE AND MATURITIES SHOWN ARE THE FINAL MATURITIES, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED THROUGH THE DEMAND FEATURE.

(C) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THESE SECURITIES AS OF OCTOBER 31, 2010 WAS $49,985,417 AND REPRESENTED 4.9% OF NET ASSETS.

FFBLL  - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB   - FEDERAL FARM CREDIT BANK
FHLB   - FEDERAL HOME LOAN BANK
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
RB     - REVENUE BOND
SER    - SERIES
                                            See note to schedule of investments.

HIGHMARK(R) FUNDS  78

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                              LEVEL 2          LEVEL 3
                                 TOTAL FAIR      LEVEL 1    SIGNIFICANT      SIGNIFICANT
                                  VALUE AT       QUOTED      OBSERVABLE     UNOBSERVABLE
                                  10/31/10       PRICE        INPUTS           INPUTS
                               --------------   --------   --------------   ------------
Investments in Securities **   $1,010,687,191   $     --   $1,010,687,191   $         --
                               ==============   ========   ==============   ============

** See schedule of investments detail for security type breakout.

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

See note to schedule of investments.

                                                           79  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 100.0%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.127%, 11/04/10                        $  103,932,000  $  103,930,919
         0.147%, 11/12/10                           150,000,000     149,993,354
         0.149%, 11/18/10                           212,344,000     212,329,299
         0.132%, 11/26/10                           150,000,000     149,986,459
         0.147%, 12/02/10                            50,000,000      49,993,757
         0.150%, 12/09/10                           158,830,000     158,805,129
         0.152%, 12/16/10                           222,749,000     222,707,283
                                                                 --------------
      TOTAL U.S. TREASURY BILLS
         (Cost $1,047,746,200)                                    1,047,746,200
                                                                 --------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $1,047,746,200) +                                     1,047,746,200
                                                                 --------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                              (132,719)
                                                                 --------------
   NET ASSETS - 100.0%                                            $1,047,613,481
                                                                 ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

A summary of the inputs used to value the Fund's net assets as of October 31, 2010 is as follows (see note to schedule of investments):

                                                               LEVEL 2         LEVEL 3
                                 TOTAL FAIR      LEVEL 1    SIGNIFICANT      SIGNIFICANT
                                  VALUE AT       QUOTED      OBSERVABLE     UNOBSERVABLE
                                  10/31/10        PRICE        INPUTS          INPUTS
                               --------------   --------   --------------   ------------
U.S. Treasury Bills            $1,047,746,200   $     --   $1,047,746,200   $         --
                               ==============   ========   ==============   ============

FOR MORE INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENT.

                                            See note to schedule of investments.

HIGHMARK(R) FUNDS  80

NOTE TO SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc., a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premium are accreted and amortized ratably to maturity and are included in interest income.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o     Level 1 - unadjusted quoted prices in active markets for identical assets and liabilities

      o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

                                                           HIGHMARK(R) FUNDS  81

OCTOBER 31, 2010 (UNAUDITED)

      o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for each of Fund's investments as of October 31, 2010 is included with each Fund's schedule of investments.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. All commitments are "marked-to-market" daily using the applicable spot or forward foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. The only Fund to have engaged in forward foreign currency contracts was the International Opportunities Fund. During the three months ended October 31, 2010, the average number of foreign currency contracts outstanding held by the International Opportunities Fund, based on a quarterly average, was 3.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

FUTURES CONTRACTS - The Core Equity Fund, the Equity Income Fund, the NYSE Arca Tech 100 Index Fund and the Small Cap Advantage Fund utilized futures contracts during the three months ended October 31, 2010. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. As of October 31, 2010, the Core Equity Fund, the Equity Income Fund, the NYSE Arca Tech 100 Index Fund and the Small Cap Advantage Fund were the only Funds to have open futures contracts. During the three months ended October 31, 2010, the average number of futures contracts outstanding, based on a quarterly average, was 29, 7, 23 and 9 on the Core Equity Fund, the Equity Income Fund, the NYSE Arca Tech 100 Index Fund and the Small Cap Advantage Fund, respectively.

82  HIGHMARK(R) FUNDS

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HighMark Funds
            ---------------------------------------------------------------

By (Signature and Title)*    /s/ Earle A. Malm II
                         --------------------------------------------------
                             Earle A. Malm II, President
                             (principal executive officer)

Date     12/21/10
    -----------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Earle A. Malm II
                         --------------------------------------------------
                             Earle A. Malm II, President
                             (principal executive officer)

Date     12/21/10
    -----------------------------------------------------------------------

By (Signature and Title)*    /s/ Pamela O'Donnell
                         --------------------------------------------------
                             Pamela O'Donnell, Chief Financial Officer
                             (principal financial officer)

Date     12/21/10
    -----------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.